UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Shareholders.

(a) The Report to Shareholders is attached herewith.

Elfun Tax-Exempt Income Fund

ELFTX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Elfun Tax-Exempt Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Tax-Exempt Income Fund	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$842,279,502
  Number of Portfolio Holdings489
  Portfolio Turnover Rate14%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten States

State	%
New York	10.1%
Texas	7.6%
Florida	7.5%
Illinois	6.9%
Pennsylvania	6.4%
New Jersey	5.4%
California	4.9%
Massachusetts	4.7%
Washington	4.7%
District of Columbia	3.9%

Top Ten Holdings

Holdings	%
City of Los Angeles Wastewater System Revenue, 5.00%, due 06/01/48	1.2%
City of Philadelphia Water & Wastewater Revenue, 5.00%, due 10/01/43	1.2%
New Jersey Educational Facilities Authority, 5.50%, due 09/01/33	1.0%
Chicago O'Hare International Airport, 5.25%, due 01/01/42	1.0%
Kentucky State Property & Building Commission, 5.00%, due 04/01/37	0.9%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, due 12/01/44	0.9%
City of Tampa Water & Wastewater System Revenue, 5.25%, due 10/01/57	0.9%
County of Baltimore, 5.00%, due 03/01/45	0.7%
Chicago O'Hare International Airport, 5.00%, due 01/01/48	0.7%
City of Chicago Wastewater Transmission Revenue, 5.50%, due 01/01/62	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR ELFTX

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2025
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Semi-Annual Financial Statements and Other Information
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This page intentionally left blank]

Elfun International Equity Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.1% †
Brazil - 0.9%
Embraer SA ADR	31,852	$1,812,697
Canada - 2.3%
Brookfield Corp.	34,474	2,129,329
Teck Resources Ltd., Class B	55,372	2,234,764
		4,364,093
Denmark - 2.9%
Coloplast AS, Class B	20,676	1,957,060
Novo Nordisk AS, Class B	52,385	3,623,218
		5,580,278
France - 18.1%
Air Liquide SA	23,091	4,747,232
AXA SA	61,527	3,009,551
BNP Paribas SA	26,614	2,384,300
Cie de Saint-Gobain SA	32,241	3,770,983
Dassault Systemes SE	60,596	2,185,843
EssilorLuxottica SA	15,594	4,263,237
LVMH Moet Hennessy Louis Vuitton SE	6,043	3,153,802
Safran SA	17,549	5,683,508
Schneider Electric SE	20,710	5,489,293
		34,687,749
Germany - 7.3%
adidas AG	13,337	3,099,032
Infineon Technologies AG	46,861	1,986,605
RWE AG	80,521	3,348,827
SAP SE	18,222	5,521,799
		13,956,263
Hong Kong - 1.7%
AIA Group Ltd.	358,367	3,213,890
Ireland - 2.3%
Experian PLC	59,885	3,079,017
Kerry Group PLC, Class A	11,259	1,239,035
		4,318,052
Japan - 17.9%
Daikin Industries Ltd.	20,500	2,416,231
Disco Corp.	13,000	3,836,685
Hoya Corp.	17,052	2,025,180
Komatsu Ltd.	118,000	3,869,750
Mitsubishi UFJ Financial Group, Inc.	379,426	5,208,915
	Number of Shares	Fair Value
Murata Manufacturing Co. Ltd.	132,573	$1,976,962
Recruit Holdings Co. Ltd.	60,900	3,598,473
Sony Group Corp.	234,400	6,052,906
Tokio Marine Holdings, Inc.	125,694	5,317,706
		34,302,808
Netherlands - 6.9%
ASML Holding NV	7,373	5,864,487
ING Groep NV	195,643	4,277,562
Universal Music Group NV	98,492	3,177,094
		13,319,143
Norway - 1.3%
Equinor ASA	98,020	2,470,913
Portugal - 1.0%
Galp Energia SGPS SA	99,541	1,819,295
Singapore - 1.9%
United Overseas Bank Ltd.	131,900	3,728,183
Spain - 2.9%
Cellnex Telecom SA (a)(b)	83,247	3,219,856
Industria de Diseno Textil SA	46,441	2,408,461
		5,628,317
Sweden - 1.8%
Assa Abloy AB, Class B	113,554	3,517,286
Switzerland - 9.5%
DSM-Firmenich AG	26,345	2,791,296
Nestle SA	41,713	4,130,949
Novartis AG	33,434	4,039,382
Roche Holding AG	15,382	4,993,353
Sika AG	8,361	2,262,512
		18,217,492
United Kingdom - 16.8%
Ashtead Group PLC	43,471	2,781,344
AstraZeneca PLC	34,268	4,752,264
Coca-Cola Europacific Partners PLC	21,617	2,004,328
Croda International PLC	43,860	1,757,427
Diageo PLC	93,594	2,344,528
London Stock Exchange Group PLC	35,836	5,222,618
Prudential PLC	294,743	3,685,999
Rentokil Initial PLC	528,135	2,548,251
Spirax Group PLC	26,872	2,192,871

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Standard Chartered PLC	298,171	$4,931,783
		32,221,413
United States - 1.6%
MercadoLibre, Inc. (b)	1,172	3,063,174
Total Common Stock (Cost $118,021,747)		186,221,046
Short-Term Investments - 0.7%
State Street Institutional Treasury Money Market Fund - Premier Class 4.20% (c)(d)	846,317	846,317
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d)	433,832	433,832
Total Short-Term Investments (Cost $1,280,149)		1,280,149
Total Investments (Cost $119,301,896)		187,501,195
Other Assets and Liabilities, net - 2.2%		4,207,444
NET ASSETS - 100.0%		$191,708,639

Other Information:
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2025	29	$3,886,142	$3,888,434	$2,292
During the period ended June 30, 2025, the average notional values related to long and short futures contracts were $1,636,691 and $286,143, respectively.
Notes to Schedule of Investments – June 30, 2025(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $3,219,856 or 1.68% of the net assets of the Elfun International Equity Fund.
(b)	Non-income producing security.

See Notes to Schedules of Investments and Notes to Financial Statements.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.

Abbreviations:
ADR - American Depositary Receipt
AG - Assured Guaranty, Inc

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$186,221,046	$—	$—	$186,221,046
Short-Term Investments	1,280,149	—	—	1,280,149
Total Investments in Securities	$187,501,195	$—	$—	$187,501,195
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$2,292	$—	$—	$2,292
Total Other Financial Instruments	$2,292	$—	$—	$2,292

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,538,053	$1,538,053	$7,901,240	$8,592,976	$—	$—	846,317	$846,317	$40,177
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,081,378	1,081,378	7,854,916	8,502,462	—	—	433,832	433,832	32,084
TOTAL		$2,619,431	$15,756,156	$17,095,438	$—	$—		$1,280,149	$72,261
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	3

Elfun Trusts
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.2% †
Application Software - 4.4%
Adobe, Inc. (a)	165,400	$63,989,952
Salesforce, Inc.	270,449	73,748,738
Synopsys, Inc. (a)	107,500	55,113,100
		192,851,790
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc. (a)	122,742	54,644,738
Broadline Retail - 5.6%
Amazon.com, Inc. (a)	1,124,900	246,791,811
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	103,100	56,597,776
Data Center REITs - 1.2%
Equinix, Inc.	67,300	53,535,131
Diversified Banks - 4.5%
Bank of America Corp.	1,703,400	80,604,888
JPMorgan Chase & Co.	398,921	115,651,187
		196,256,075
Electrical Components & Equipment - 3.9%
Eaton Corp. PLC	220,600	78,751,994
Emerson Electric Co.	678,600	90,477,738
		169,229,732
Environmental & Facilities Services - 2.4%
Tetra Tech, Inc.	1,388,298	49,923,196
Waste Management, Inc.	235,800	53,955,756
		103,878,952
Financial Exchanges & Data - 1.7%
S&P Global, Inc.	140,500	74,084,245
Healthcare Equipment - 1.6%
Abbott Laboratories	501,500	68,209,015
Home Improvement Retail - 2.0%
Home Depot, Inc.	233,700	85,683,768
Industrial Gases - 1.5%
Linde PLC	139,200	65,309,856
Industrial Machinery & Supplies & Components - 1.6%
Parker-Hannifin Corp.	100,400	70,126,388
	Number of Shares	Fair Value
Integrated Oil & Gas - 1.8%
Exxon Mobil Corp.	742,837	$80,077,829
Interactive Media & Services - 10.4%
Alphabet, Inc., Class A	547,700	96,521,171
Alphabet, Inc., Class C	781,200	138,577,068
Meta Platforms, Inc., Class A	299,192	220,830,623
		455,928,862
Investment Banking & Brokerage - 1.6%
Goldman Sachs Group, Inc.	97,300	68,864,075
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	165,700	67,184,722
Multi-Utilities - 1.4%
CMS Energy Corp.	902,300	62,511,344
Oil & Gas Exploration & Production - 1.1%
ConocoPhillips	555,700	49,868,518
Passenger Ground Transportation - 1.8%
Uber Technologies, Inc. (a)	856,000	79,864,800
Personal Care Products - 1.4%
Kenvue, Inc.	2,890,086	60,489,500
Pharmaceuticals - 4.2%
Eli Lilly & Co.	123,100	95,960,143
Johnson & Johnson	564,228	86,185,827
		182,145,970
Property & Casualty Insurance - 1.5%
Chubb Ltd.	228,700	66,258,964
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	352,400	64,513,868
Semiconductors - 14.6%
Broadcom, Inc.	617,500	170,213,875
NVIDIA Corp.	2,590,200	409,225,698
Texas Instruments, Inc.	287,200	59,628,464
		639,068,037
Systems Software - 10.1%
Microsoft Corp.	787,135	391,528,820
ServiceNow, Inc. (a)	47,900	49,245,032
		440,773,852

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	1,181,000	$242,305,770
Telecom Tower REITs - 1.2%
American Tower Corp.	234,929	51,924,008
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	89,767	67,630,458
Transaction & Payment Processing Services - 3.2%
Mastercard, Inc., Class A	69,500	39,054,830
Visa, Inc., Class A	289,400	102,751,470
		141,806,300
Water Utilities - 1.0%
American Water Works Co., Inc.	299,100	41,607,801
Total Common Stock (Cost $1,759,574,373)		4,300,023,955
Short-Term Investments - 1.8%
State Street Institutional Treasury Money Market Fund - Premier Class 4.20% (b)(c)	42,174,176	42,174,176
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (b)(c)	37,527,445	37,527,445
Total Short-Term Investments (Cost $79,701,621)		79,701,621
Total Investments (Cost $1,839,275,994)		4,379,725,576
Other Assets and Liabilities, net - 0.0%*		157,415
NET ASSETS - 100.0%		$4,379,882,991
Notes to Schedule of Investments – June 30, 2025(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,300,023,955	$—	$—	$4,300,023,955
Short-Term Investments	79,701,621	—	—	79,701,621
Total Investments in Securities	$4,379,725,576	$—	$—	$4,379,725,576

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	5

Elfun Trusts
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	14,719,792	$14,719,792	$122,059,135	$94,604,751	$—	$—	42,174,176	$42,174,176	$795,813
State Street Institutional U.S. Government Money Market Fund - Class G Shares	10,885,408	10,885,408	121,246,788	94,604,751	—	—	37,527,445	37,527,445	718,184
TOTAL		$25,605,200	$243,305,923	$189,209,502	$—	$—		$79,701,621	$1,513,997
See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun Trusts

Elfun Diversified Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 36.9% †
Common Stock - 36.9%
Advertising - 0.0%*
Interpublic Group of Cos., Inc. (a)	477	$11,677
Omnicom Group, Inc. (a)	241	17,338
		29,015
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)(b)	95	78,654
Boeing Co. (b)	979	205,130
General Dynamics Corp. (a)	333	97,123
General Electric Co. (a)	1,388	357,257
Howmet Aerospace, Inc. (a)	521	96,974
Huntington Ingalls Industries, Inc. (a)	49	11,832
L3Harris Technologies, Inc. (a)	247	61,957
Lockheed Martin Corp. (a)	272	125,974
Northrop Grumman Corp. (a)	177	88,496
RTX Corp. (a)	1,735	253,345
Textron, Inc. (a)	225	18,065
TransDigm Group, Inc. (a)	73	111,007
		1,505,814
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	328	166,785
Agricultural Products & Services - 0.0%*
Archer-Daniels-Midland Co.	630	33,252
Bunge Global SA (a)	169	13,567
		46,819
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. (a)	151	14,488
Expeditors International of Washington, Inc. (a)	174	19,880
FedEx Corp. (a)	291	66,147
United Parcel Service, Inc., Class B (a)	941	94,985
		195,500
Apparel Retail - 0.1%
Ross Stores, Inc. (a)	433	55,242
TJX Cos., Inc. (a)	1,463	180,666
		235,908
Apparel, Accessories & Luxury Goods - 0.0%*
Lululemon Athletica, Inc. (a)(b)	147	34,924
	Number of Shares	Fair Value
Ralph Lauren Corp. (a)	52	$14,263
Tapestry, Inc. (a)	262	23,006
		72,193
Application Software - 1.0%
Adobe, Inc. (a)(b)	557	215,492
ANSYS, Inc. (a)(b)	115	40,390
Autodesk, Inc. (b)	282	87,299
Cadence Design Systems, Inc. (a)(b)	354	109,085
Fair Isaac Corp. (a)(b)	32	58,495
Intuit, Inc. (a)	365	287,485
Palantir Technologies, Inc., Class A (a)(b)	2,781	379,106
PTC, Inc. (a)(b)	158	27,230
Roper Technologies, Inc. (a)	139	78,791
Salesforce, Inc. (a)	1,251	341,135
Synopsys, Inc. (a)(b)	199	102,023
Tyler Technologies, Inc. (a)(b)	56	33,199
Workday, Inc., Class A (a)(b)	281	67,440
		1,827,170
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc. (a)	126	67,250
Bank of New York Mellon Corp.	942	85,825
Blackrock, Inc. (a)	189	198,308
Blackstone, Inc. (a)	946	141,503
Franklin Resources, Inc. (a)	354	8,443
Invesco Ltd. (a)	588	9,273
KKR & Co., Inc. (a)	870	115,736
Northern Trust Corp. (a)	258	32,712
State Street Corp. (a)(c)	379	40,303
T. Rowe Price Group, Inc. (a)	293	28,274
		727,627
Automobile Manufacturers - 0.7%
Ford Motor Co. (a)	5,115	55,498
General Motors Co. (a)	1,240	61,020
Tesla, Inc. (a)(b)	3,653	1,160,412
		1,276,930
Automotive Retail - 0.1%
AutoZone, Inc. (b)	22	81,669
CarMax, Inc. (a)(b)	204	13,711
O'Reilly Automotive, Inc. (a)(b)	1,110	100,044
		195,424

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Biotechnology - 0.6%
AbbVie, Inc. (a)	2,302	$427,297
Amgen, Inc.	701	195,726
Biogen, Inc. (a)(b)	193	24,239
Gilead Sciences, Inc. (a)	1,622	179,831
Incyte Corp. (a)(b)	197	13,416
Moderna, Inc. (a)(b)	449	12,388
Regeneron Pharmaceuticals, Inc. (a)	138	72,450
Vertex Pharmaceuticals, Inc. (a)(b)	334	148,697
		1,074,044
Brewers - 0.0%*
Molson Coors Beverage Co., Class B (a)	223	10,724
Broadcasting - 0.0%*
Fox Corp., Class A (a)	283	15,859
Fox Corp., Class B (a)	176	9,087
Paramount Global, Class B (a)	719	9,275
		34,221
Broadline Retail - 1.5%
Amazon.com, Inc. (b)	12,317	2,702,227
eBay, Inc. (a)	592	44,080
		2,746,307
Building Products - 0.2%
A.O. Smith Corp. (a)	144	9,442
Allegion PLC (a)	111	15,997
Builders FirstSource, Inc. (a)(b)	148	17,270
Carrier Global Corp. (a)	1,060	77,582
Johnson Controls International PLC (a)	866	91,467
Lennox International, Inc. (a)	42	24,076
Masco Corp. (a)	280	18,021
Trane Technologies PLC (a)	290	126,849
		380,704
Cable & Satellite - 0.1%
Charter Communications, Inc., Class A (a)(b)	127	51,919
Comcast Corp., Class A (a)	4,907	175,131
		227,050
	Number of Shares	Fair Value
Cargo Ground Transportation - 0.0%*
JB Hunt Transport Services, Inc. (a)	105	$15,078
Old Dominion Freight Line, Inc. (a)	247	40,088
		55,166
Casinos & Gaming - 0.0%*
Caesars Entertainment, Inc. (a)(b)	285	8,091
Las Vegas Sands Corp. (a)	454	19,754
MGM Resorts International (a)(b)	257	8,838
Wynn Resorts Ltd. (a)	118	11,053
		47,736
Commodity Chemicals - 0.0%*
Dow, Inc. (a)	927	24,547
LyondellBasell Industries NV, Class A (a)	342	19,788
		44,335
Communications Equipment - 0.3%
Arista Networks, Inc. (a)(b)	1,334	136,482
Cisco Systems, Inc. (a)	5,206	361,192
F5, Inc. (a)(b)	76	22,368
Juniper Networks, Inc. (a)	424	16,930
Motorola Solutions, Inc. (a)	219	92,081
		629,053
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	237	15,910
Construction & Engineering - 0.0%*
Quanta Services, Inc. (a)	194	73,348
Construction Machinery & Heavy Transportation Equipment - 0.2%
Caterpillar, Inc. (a)	615	238,749
Cummins, Inc. (a)	181	59,278
PACCAR, Inc. (a)	689	65,496
Westinghouse Air Brake Technologies Corp. (a)	225	47,104
		410,627
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (a)	80	43,917

See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Vulcan Materials Co. (a)	174	$45,382
		89,299
Consumer Electronics - 0.0%*
Garmin Ltd. (a)	202	42,161
Consumer Finance - 0.2%
American Express Co.	725	231,260
Capital One Financial Corp. (a)	831	176,804
Synchrony Financial (a)	512	34,171
		442,235
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp. (a)	579	573,175
Dollar General Corp. (a)	289	33,056
Dollar Tree, Inc. (a)(b)	266	26,345
Target Corp. (a)	602	59,387
Walmart, Inc. (a)	5,627	550,208
		1,242,171
Copper - 0.0%*
Freeport-McMoRan, Inc. (a)	1,887	81,801
Data Center REITs - 0.1%
Digital Realty Trust, Inc. (a)	415	72,347
Equinix, Inc. (a)	127	101,025
		173,372
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc. (a)	154	37,427
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B (a)	243	6,539
Constellation Brands, Inc., Class A (a)	204	33,187
		39,726
Distributors - 0.0%*
Genuine Parts Co. (a)	183	22,200
LKQ Corp. (a)	333	12,324
Pool Corp. (a)	49	14,283
		48,807
Diversified Banks - 1.2%
Bank of America Corp.	8,530	403,640
Citigroup, Inc. (a)	2,443	207,948
	Number of Shares	Fair Value
Fifth Third Bancorp (a)	881	$36,236
JPMorgan Chase & Co. (a)	3,621	1,049,764
KeyCorp (a)	1,314	22,890
PNC Financial Services Group, Inc. (a)	509	94,888
U.S. Bancorp (a)	2,048	92,672
Wells Fargo & Co. (a)	4,254	340,830
		2,248,868
Diversified Financial Services - 0.0%*
Apollo Global Management, Inc. (a)	587	83,278
Diversified Support Services - 0.1%
Cintas Corp. (a)	450	100,291
Copart, Inc. (a)(b)	1,152	56,529
		156,820
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc. (a)	959	11,009
Electric Utilities - 0.6%
Alliant Energy Corp.	339	20,499
American Electric Power Co., Inc.	700	72,632
Constellation Energy Corp. (a)	410	132,332
Duke Energy Corp. (a)	1,001	118,118
Edison International (a)	482	24,871
Entergy Corp. (a)	564	46,880
Evergy, Inc. (a)	285	19,645
Eversource Energy (a)	483	30,729
Exelon Corp. (a)	1,321	57,358
FirstEnergy Corp. (a)	676	27,216
NextEra Energy, Inc. (a)	2,677	185,837
NRG Energy, Inc. (a)	266	42,714
PG&E Corp. (a)	2,884	40,203
Pinnacle West Capital Corp. (a)	145	12,973
PPL Corp. (a)	972	32,941
Southern Co. (a)	1,415	129,939
Xcel Energy, Inc. (a)	755	51,416
		1,046,303
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	304	55,012
Eaton Corp. PLC (a)	512	182,779
Emerson Electric Co. (a)	740	98,664
Generac Holdings, Inc. (a)(b)	76	10,884
Hubbell, Inc. (a)	71	28,997

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Rockwell Automation, Inc. (a)	149	$49,493
		425,829
Electronic Components - 0.1%
Amphenol Corp., Class A	1,575	155,531
Corning, Inc. (a)	1,013	53,274
		208,805
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)(b)	227	37,196
Ralliant Corp. (a)(b)	10	469
Teledyne Technologies, Inc. (a)(b)	61	31,251
Trimble, Inc. (a)(b)	324	24,618
Zebra Technologies Corp., Class A (a)(b)	68	20,968
		114,502
Electronic Manufacturing Services - 0.0%*
Jabil, Inc. (a)	144	31,406
Environmental & Facilities Services - 0.1%
Republic Services, Inc. (a)	267	65,845
Rollins, Inc. (a)	370	20,875
Veralto Corp. (a)	325	32,809
Waste Management, Inc. (a)	471	107,774
		227,303
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc. (a)	220	20,240
Corteva, Inc. (a)	900	67,077
Mosaic Co. (a)	383	13,972
		101,289
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc. (a)	138	32,183
CME Group, Inc. (a)	465	128,163
Coinbase Global, Inc., Class A (a)(b)	276	96,735
FactSet Research Systems, Inc. (a)	47	21,022
Intercontinental Exchange, Inc. (a)	747	137,052
MarketAxess Holdings, Inc. (a)	45	10,050
Moody's Corp. (a)	203	101,823
MSCI, Inc. (a)	102	58,828
Nasdaq, Inc. (a)	544	48,645
	Number of Shares	Fair Value
S&P Global, Inc. (a)	410	$216,189
		850,690
Food Distributors - 0.0%*
Sysco Corp. (a)	643	48,701
Food Retail - 0.0%*
Kroger Co. (a)	801	57,456
Footwear - 0.1%
Deckers Outdoor Corp. (a)(b)	200	20,614
NIKE, Inc., Class B (a)	1,550	110,112
		130,726
Gas Utilities - 0.0%*
Atmos Energy Corp.	209	32,209
Gold - 0.1%
Newmont Corp. (a)	1,463	85,234
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	188	13,654
Healthpeak Properties, Inc. (a)	854	14,954
Ventas, Inc. (a)	575	36,311
Welltower, Inc. (a)	812	124,829
		189,748
Healthcare Distributors - 0.1%
Cardinal Health, Inc. (a)	317	53,256
Cencora, Inc. (a)	227	68,066
Henry Schein, Inc. (a)(b)	159	11,615
McKesson Corp. (a)	164	120,176
		253,113
Healthcare Equipment - 0.8%
Abbott Laboratories	2,260	307,383
Baxter International, Inc.	674	20,409
Becton Dickinson & Co.	377	64,938
Boston Scientific Corp. (a)(b)	1,918	206,012
Dexcom, Inc. (a)(b)	514	44,867
Edwards Lifesciences Corp. (a)(b)	775	60,613
GE HealthCare Technologies, Inc. (a)	601	44,516
Hologic, Inc. (a)(b)	296	19,287
IDEXX Laboratories, Inc. (a)(b)	106	56,852
Insulet Corp. (a)(b)	92	28,905
Intuitive Surgical, Inc. (a)(b)	466	253,229

See Notes to Schedules of Investments and Notes to Financial Statements.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Medtronic PLC (a)	1,667	$145,313
ResMed, Inc. (a)	193	49,794
STERIS PLC (a)	129	30,988
Stryker Corp. (a)	445	176,055
Zimmer Biomet Holdings, Inc. (a)	248	22,620
		1,531,781
Healthcare Facilities - 0.1%
HCA Healthcare, Inc. (a)	230	88,113
Universal Health Services, Inc., Class B (a)	75	13,586
		101,699
Healthcare Services - 0.2%
Cigna Group (a)	349	115,372
CVS Health Corp. (a)	1,626	112,162
DaVita, Inc. (a)(b)	54	7,692
Labcorp Holdings, Inc. (a)	110	28,876
Quest Diagnostics, Inc. (a)	146	26,226
		290,328
Healthcare Supplies - 0.0%*
Align Technology, Inc. (b)	90	17,040
Cooper Cos., Inc. (a)(b)	247	17,576
Solventum Corp. (a)(b)	183	13,879
		48,495
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (a)	359	189,965
Home Building - 0.1%
DR Horton, Inc. (a)	373	48,087
Lennar Corp., Class A (a)	307	33,957
NVR, Inc. (a)(b)	4	29,543
PulteGroup, Inc. (a)	267	28,158
		139,745
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc. (a)	153	24,996
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)(b)	67	7,024
Home Improvement Retail - 0.3%
Home Depot, Inc. (a)	1,293	474,066
Lowe's Cos., Inc. (a)	737	163,518
		637,584
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc. (a)	896	$13,763
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)(b)	568	75,169
Booking Holdings, Inc. (a)	42	243,148
Carnival Corp. (a)(b)	1,379	38,778
Expedia Group, Inc. (a)	162	27,326
Hilton Worldwide Holdings, Inc. (a)	316	84,163
Marriott International, Inc., Class A (a)	300	81,963
Norwegian Cruise Line Holdings Ltd. (a)(b)	580	11,762
Royal Caribbean Cruises Ltd. (a)	325	101,771
		664,080
Household Products - 0.4%
Church & Dwight Co., Inc. (a)	324	31,140
Clorox Co. (a)	163	19,571
Colgate-Palmolive Co. (a)	1,065	96,808
Kimberly-Clark Corp. (a)	436	56,209
Procter & Gamble Co. (a)	3,058	487,201
		690,929
Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	531	163,760
Dayforce, Inc. (a)(b)	202	11,189
Paychex, Inc. (a)	421	61,239
Paycom Software, Inc. (a)	62	14,347
		250,535
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	914	9,615
Vistra Corp. (a)	447	86,633
		96,248
Industrial Conglomerates - 0.2%
3M Co. (a)	712	108,395
Honeywell International, Inc. (a)	835	194,455
		302,850
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	292	82,362
Linde PLC (a)	612	287,138
		369,500

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp. (a)	181	$33,165
Fortive Corp. (a)	449	23,406
IDEX Corp. (a)	100	17,557
Illinois Tool Works, Inc. (a)	343	84,807
Ingersoll Rand, Inc. (a)	530	44,085
Nordson Corp. (a)	70	15,006
Otis Worldwide Corp. (a)	521	51,589
Parker-Hannifin Corp. (a)	166	115,946
Pentair PLC (a)	218	22,380
Snap-on, Inc. (a)	69	21,471
Stanley Black & Decker, Inc. (a)	198	13,415
Xylem, Inc. (a)	319	41,266
		484,093
Industrial REITs - 0.1%
Prologis, Inc. (a)	1,197	125,829
Insurance Brokers - 0.2%
Aon PLC, Class A (a)	278	99,179
Arthur J Gallagher & Co. (a)	328	104,999
Brown & Brown, Inc. (a)	312	34,592
Marsh & McLennan Cos., Inc. (a)	635	138,836
Willis Towers Watson PLC (a)	131	40,152
		417,758
Integrated Oil & Gas - 0.5%
Chevron Corp. (a)	2,123	303,992
Exxon Mobil Corp. (a)	5,634	607,345
Occidental Petroleum Corp. (a)	889	37,347
		948,684
Integrated Telecommunication Services - 0.3%
AT&T, Inc. (a)	9,351	270,618
Verizon Communications, Inc. (a)	5,483	237,249
		507,867
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (a)	293	46,792
Take-Two Interactive Software, Inc. (a)(b)	223	54,156
		100,948
Interactive Media & Services - 2.5%
Alphabet, Inc., Class A (a)	7,585	1,336,704
	Number of Shares	Fair Value
Alphabet, Inc., Class C (a)	6,117	$1,085,095
Match Group, Inc. (a)	333	10,286
Meta Platforms, Inc., Class A (a)	2,830	2,088,795
		4,520,880
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)(b)	193	15,394
GoDaddy, Inc., Class A (a)(b)	186	33,491
VeriSign, Inc. (a)	107	30,901
		79,786
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp. (a)	2,218	202,370
Goldman Sachs Group, Inc. (a)	401	283,808
Morgan Stanley (a)	1,611	226,925
Raymond James Financial, Inc. (a)	243	37,269
		750,372
IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A (a)	650	50,719
EPAM Systems, Inc. (a)(b)	73	12,908
Gartner, Inc. (a)(b)	101	40,826
International Business Machines Corp. (a)	1,205	355,210
		459,663
Leisure Products - 0.0%*
Hasbro, Inc. (a)	174	12,845
Life & Health Insurance - 0.1%
Aflac, Inc.	650	68,549
Globe Life, Inc. (a)	111	13,796
MetLife, Inc. (a)	727	58,465
Principal Financial Group, Inc. (a)	278	22,082
Prudential Financial, Inc. (a)	465	49,960
		212,852
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc. (a)	375	44,254
Bio-Techne Corp. (a)	203	10,444
Charles River Laboratories International, Inc. (a)(b)	59	8,952
Danaher Corp. (a)	833	164,551
IQVIA Holdings, Inc. (a)(b)	220	34,670

See Notes to Schedules of Investments and Notes to Financial Statements.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Mettler-Toledo International, Inc. (a)(b)	27	$31,717
Revvity, Inc. (a)	159	15,378
Thermo Fisher Scientific, Inc. (a)	491	199,081
Waters Corp. (a)(b)	78	27,225
West Pharmaceutical Services, Inc. (a)	96	21,005
		557,277
Managed Healthcare - 0.3%
Centene Corp. (a)(b)	652	35,391
Elevance Health, Inc.	295	114,743
Humana, Inc. (a)	159	38,872
Molina Healthcare, Inc. (a)(b)	69	20,555
UnitedHealth Group, Inc. (a)	1,186	369,997
		579,558
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	350	19,632
Movies & Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)(b)	206	31,164
Netflix, Inc. (a)(b)	554	741,878
TKO Group Holdings, Inc. (a)	88	16,012
Walt Disney Co. (a)	2,355	292,043
Warner Bros Discovery, Inc. (a)(b)	2,940	33,692
		1,114,789
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	187	38,054
Camden Property Trust (a)	137	15,439
Equity Residential (a)	450	30,371
Essex Property Trust, Inc. (a)	85	24,089
Mid-America Apartment Communities, Inc. (a)	145	21,461
UDR, Inc. (a)	385	15,720
		145,134
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (b)	2,393	1,162,448
Multi-Utilities - 0.2%
Ameren Corp.	355	34,094
CenterPoint Energy, Inc. (a)	858	31,523
CMS Energy Corp. (a)	394	27,296
Consolidated Edison, Inc. (a)	455	45,659
	Number of Shares	Fair Value
Dominion Energy, Inc. (a)	1,103	$62,341
DTE Energy Co. (a)	273	36,162
NiSource, Inc. (a)	619	24,970
Public Service Enterprise Group, Inc. (a)	655	55,138
Sempra (a)	832	63,041
WEC Energy Group, Inc. (a)	418	43,556
		423,780
Office REITs - 0.0%*
BXP, Inc. (a)	185	12,482
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,301	49,880
Halliburton Co. (a)	1,144	23,315
Schlumberger NV (a)	1,754	59,285
		132,480
Oil & Gas Exploration & Production - 0.3%
APA Corp. (a)	443	8,102
ConocoPhillips (a)	1,659	148,879
Coterra Energy, Inc. (a)	970	24,619
Devon Energy Corp. (a)	865	27,516
Diamondback Energy, Inc. (a)	246	33,800
EOG Resources, Inc. (a)	713	85,282
EQT Corp. (a)	784	45,723
Expand Energy Corp. (a)	277	32,392
Hess Corp. (a)	363	50,290
Texas Pacific Land Corp. (a)	24	25,353
		481,956
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp. (a)	397	65,946
Phillips 66 Co. (a)	542	64,660
Valero Energy Corp. (a)	416	55,919
		186,525
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc. (a)	2,538	74,617
ONEOK, Inc. (a)	815	66,529
Targa Resources Corp. (a)	287	49,961
Williams Cos., Inc. (a)	1,568	98,486
		289,593
Other Specialized REITs - 0.1%
Iron Mountain, Inc. (a)	386	39,592
VICI Properties, Inc. (a)	1,386	45,184
		84,776

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Other Specialty Retail - 0.0%*
Tractor Supply Co. (a)	703	$37,097
Ulta Beauty, Inc. (a)(b)	61	28,537
		65,634
Packaged Foods & Meats - 0.2%
Campbell's Co. (a)	249	7,632
Conagra Brands, Inc. (a)	612	12,528
General Mills, Inc. (a)	725	37,562
Hershey Co. (a)	194	32,194
Hormel Foods Corp. (a)	353	10,678
J.M. Smucker Co. (a)	136	13,355
Kellanova (a)	354	28,154
Kraft Heinz Co. (a)	1,148	29,641
Lamb Weston Holdings, Inc. (a)	171	8,866
McCormick & Co., Inc. (a)	314	23,808
Mondelez International, Inc., Class A (a)	1,668	112,490
Tyson Foods, Inc., Class A (a)	377	21,090
		337,998
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC (a)	3,009	27,653
Avery Dennison Corp.	103	18,073
International Paper Co. (a)	694	32,500
Packaging Corp. of America (a)	111	20,918
Smurfit WestRock PLC (a)	651	28,091
		127,235
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (a)	844	41,508
Southwest Airlines Co. (a)	781	25,335
United Airlines Holdings, Inc. (a)(b)	433	34,480
		101,323
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)(b)	2,721	253,869
Personal Care Products - 0.0%*
Estee Lauder Cos., Inc., Class A (a)	296	23,917
Kenvue, Inc. (a)	2,519	52,722
		76,639
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co. (a)	2,621	121,326
	Number of Shares	Fair Value
Eli Lilly & Co. (a)	1,025	$799,018
Johnson & Johnson (a)	3,140	479,635
Merck & Co., Inc. (a)	3,296	260,912
Pfizer, Inc. (a)	7,374	178,746
Viatris, Inc. (a)	1,530	13,663
Zoetis, Inc. (a)	576	89,827
		1,943,127
Property & Casualty Insurance - 0.4%
Allstate Corp.	348	70,056
American International Group, Inc.	744	63,679
Arch Capital Group Ltd. (a)	493	44,888
Assurant, Inc. (a)	66	13,034
Chubb Ltd. (a)	484	140,224
Cincinnati Financial Corp. (a)	206	30,678
Erie Indemnity Co., Class A (a)	32	11,097
Hartford Insurance Group, Inc. (a)	378	47,957
Loews Corp. (a)	223	20,440
Progressive Corp. (a)	763	203,614
Travelers Cos., Inc. (a)	291	77,854
W.R. Berkley Corp.	395	29,021
		752,542
Publishing - 0.0%*
News Corp., Class A (a)	467	13,879
News Corp., Class B (a)	142	4,872
		18,751
Rail Transportation - 0.2%
CSX Corp. (a)	2,429	79,258
Norfolk Southern Corp. (a)	297	76,023
Union Pacific Corp. (a)	776	178,542
		333,823
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)(b)	388	54,366
CoStar Group, Inc. (a)(b)	554	44,542
		98,908
Regional Banks - 0.1%
Citizens Financial Group, Inc. (a)	576	25,776
Huntington Bancshares, Inc. (a)	1,914	32,079
M&T Bank Corp. (a)	218	42,290

See Notes to Schedules of Investments and Notes to Financial Statements.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Regions Financial Corp. (a)	1,197	$28,153
Truist Financial Corp. (a)	1,728	74,287
		202,585
Reinsurance - 0.0%*
Everest Group Ltd. (a)	57	19,371
Research & Consulting Services - 0.1%
Equifax, Inc. (a)	163	42,277
Jacobs Solutions, Inc. (a)	155	20,375
Leidos Holdings, Inc. (a)	173	27,292
Verisk Analytics, Inc. (a)	185	57,628
		147,572
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (a)(b)	1,779	99,891
Darden Restaurants, Inc. (a)	154	33,567
Domino's Pizza, Inc. (a)	44	19,827
DoorDash, Inc., Class A (a)(b)	445	109,697
McDonald's Corp. (a)	936	273,471
Starbucks Corp. (a)	1,468	134,513
Yum! Brands, Inc. (a)	367	54,382
		725,348
Retail REITs - 0.1%
Federal Realty Investment Trust (a)	98	9,309
Kimco Realty Corp. (a)	859	18,056
Realty Income Corp. (a)	1,149	66,194
Regency Centers Corp. (a)	209	14,887
Simon Property Group, Inc. (a)	403	64,786
		173,232
Self Storage REITs - 0.1%
Extra Space Storage, Inc. (a)	279	41,136
Public Storage (a)	207	60,738
		101,874
Semiconductor Materials & Equipment - 0.3%
Applied Materials, Inc.	1,058	193,688
Enphase Energy, Inc. (a)(b)	151	5,987
KLA Corp. (a)	174	155,859
Lam Research Corp. (a)	1,669	162,460
Teradyne, Inc. (a)	215	19,333
		537,327
	Number of Shares	Fair Value
Semiconductors - 4.4%
Advanced Micro Devices, Inc. (b)	2,111	$299,551
Analog Devices, Inc.	645	153,523
Broadcom, Inc. (a)	6,128	1,689,183
First Solar, Inc. (a)(b)	141	23,341
Intel Corp. (a)	5,588	125,171
Microchip Technology, Inc. (a)	707	49,752
Micron Technology, Inc. (a)	1,449	178,589
Monolithic Power Systems, Inc. (a)	63	46,077
NVIDIA Corp.	31,794	5,023,134
ON Semiconductor Corp. (a)(b)	555	29,088
QUALCOMM, Inc. (a)	1,440	229,334
Skyworks Solutions, Inc. (a)	204	15,202
Texas Instruments, Inc. (a)	1,189	246,860
		8,108,805
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc. (a)	708	23,222
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co. (a)	5,034	356,155
Keurig Dr. Pepper, Inc. (a)	1,784	58,979
Monster Beverage Corp. (a)(b)	920	57,629
PepsiCo, Inc. (a)	1,791	236,484
		709,247
Specialty Chemicals - 0.2%
Albemarle Corp.	150	9,401
DuPont de Nemours, Inc. (a)	550	37,724
Eastman Chemical Co. (a)	149	11,124
Ecolab, Inc. (a)	324	87,299
International Flavors & Fragrances, Inc. (a)	337	24,786
PPG Industries, Inc. (a)	305	34,694
Sherwin-Williams Co. (a)	298	102,321
		307,349
Steel - 0.0%*
Nucor Corp. (a)	309	40,028
Steel Dynamics, Inc. (a)	187	23,938
		63,966
Systems Software - 3.3%
Crowdstrike Holdings, Inc., Class A (a)(b)	319	162,470
Fortinet, Inc. (a)(b)	835	88,276

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Gen Digital, Inc. (a)	715	$21,021
Microsoft Corp.	9,690	4,819,903
Oracle Corp. (a)	2,111	461,528
Palo Alto Networks, Inc. (a)(b)	861	176,195
ServiceNow, Inc. (a)(b)	268	275,525
		6,004,918
Technology Distributors - 0.0%*
CDW Corp. (a)	175	31,253
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	19,471	3,994,865
Dell Technologies, Inc., Class C (a)	385	47,201
Hewlett Packard Enterprise Co. (a)	1,729	35,358
HP, Inc. (a)	1,234	30,184
NetApp, Inc. (a)	268	28,555
Seagate Technology Holdings PLC (a)	278	40,124
Super Micro Computer, Inc. (a)(b)	663	32,494
Western Digital Corp. (a)	458	29,307
		4,238,088
Telecom Tower REITs - 0.1%
American Tower Corp. (a)	604	133,496
Crown Castle, Inc. (a)	571	58,659
SBA Communications Corp. (a)	142	33,347
		225,502
Timber REITs - 0.0%*
Weyerhaeuser Co. (a)	956	24,560
Tobacco - 0.3%
Altria Group, Inc. (a)	2,190	128,400
Philip Morris International, Inc. (a)	2,022	368,267
		496,667
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,506	63,252
United Rentals, Inc. (a)	85	64,039
WW Grainger, Inc. (a)	58	60,334
		187,625
Transaction & Payment Processing Services - 0.9%
Corpay, Inc. (a)(b)	92	30,527
	Number of Shares	Fair Value
Fidelity National Information Services, Inc. (a)	696	$56,661
Fiserv, Inc. (a)(b)	719	123,963
Global Payments, Inc. (a)	308	24,652
Jack Henry & Associates, Inc. (a)	94	16,936
Mastercard, Inc., Class A (a)	1,056	593,409
PayPal Holdings, Inc. (a)(b)	1,259	93,569
Visa, Inc., Class A (a)	2,229	791,407
		1,731,124
Water Utilities - 0.0%*
American Water Works Co., Inc.	256	35,612
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	620	147,721
Total Common Stock (Cost $33,792,252)		68,053,044
Total Domestic Equity (Cost $33,792,252)		68,053,044
Foreign Equity - 0.2%
Common Stock - 0.2%
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)(b)	303	20,671
Electronic Manufacturing Services - 0.0%*
TE Connectivity PLC (a)	392	66,118
IT Consulting & Other Services - 0.1%
Accenture PLC, Class A (a)	815	243,595
Semiconductors - 0.1%
NXP Semiconductors NV (a)	334	72,977
Total Common Stock (Cost $261,959)		403,361
Total Foreign Equity (Cost $261,959)		403,361
	Principal Amount
Bonds and Notes - 41.0%
U.S. Treasuries - 14.2%
U.S. Treasury Bonds
2.25% 08/15/46	$1,792,000	1,173,760
3.00% 08/15/48	2,418,600	1,788,630
4.13% 08/15/53	1,911,000	1,707,359

See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
U.S. Treasury Inflation-Indexed Notes
1.63% 10/15/29	$960,692	$972,719
1.88% 07/15/34	1,422,549	1,424,550
U.S. Treasury Notes
0.75% 01/31/28	5,741,000	5,326,123
1.63% 05/15/31	542,000	477,976
2.75% 08/15/32	67,000	61,808
3.50% 04/30/28	851,000	846,413
3.88% 12/31/27 - 08/15/33	1,854,000	1,827,574
4.00% 07/31/29	3,252,000	3,282,742
4.13% 02/15/27 - 07/31/31	1,944,000	1,955,754
4.19% 12/31/25	1,714,000	1,714,000
4.25% 10/15/25 - 11/15/34	743,000	744,042
4.30% 09/30/25	848,000	849,325
4.44% 07/31/25	761,200	758,583
4.63% 09/30/28 - 05/31/31	1,223,000	1,267,340
Total U.S. Treasuries (Cost $26,118,597)		26,178,698
Agency Mortgage Backed - 11.7%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,092,740	975,307
4.50% 06/01/33 - 02/01/35	455	458
5.00% 07/01/35	5,250	5,338
5.50% 01/01/38 - 04/01/39	8,661	8,955
6.00% 06/01/33 - 11/01/37	21,288	22,291
6.50% 11/01/28	143	146
7.00% 12/01/29 - 08/01/36	5,517	5,950
7.50% 09/01/33	653	679
8.00% 07/01/26 - 11/01/30	561	579
8.50% 04/01/30	1,669	1,798
Federal National Mortgage Association
2.50% 03/01/51	548,724	455,404
3.00% 03/01/50	195,733	171,687
3.50% 08/01/45 - 01/01/48	452,241	416,002
4.00% 01/01/41 - 01/01/50	415,879	394,777
4.50% 07/01/33 - 12/01/48	201,107	196,830
5.00% 03/01/34 - 05/01/39	15,249	15,479
5.50% 07/01/33 - 01/01/39	31,974	33,059
6.00% 02/01/29 - 05/01/41	105,143	109,417
6.50% 07/01/29 - 08/01/36	2,708	2,863
7.00% 05/01/33 - 12/01/33	372	398
7.50% 12/01/26 - 03/01/33	900	926
8.00% 09/01/30	138	140
	Principal Amount	Fair Value
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60% 04/01/37 (d)	$146	$148
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,029,211	930,539
3.50% 08/20/48	172,311	159,164
4.00% 01/20/41 - 04/20/43	87,680	84,513
4.50% 08/15/33 - 03/20/41	35,661	35,479
5.00% 08/15/33	1,764	1,796
6.00% 07/15/33 - 04/15/34	2,548	2,660
6.50% 06/15/34 - 07/15/36	4,740	4,969
7.00% 04/15/28 - 10/15/36	1,160	1,219
7.50% 04/15/28	1,831	1,843
8.00% 05/15/30	84	86
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.55% 05/20/64 (d)(e)	836,237	25,834
Uniform Mortgage-Backed Security, TBA
2.00% 07/01/54 (f)	2,324,752	1,839,758
2.50% 07/01/55 (f)	3,065,599	2,542,133
3.00% 07/01/54 (f)	2,249,871	1,946,170
3.50% 07/01/54 (f)	8,100,000	7,292,794
6.00% 07/01/54 (f)	2,348,415	2,386,765
6.50% 07/01/54 (f)	1,409,049	1,454,604
Total Agency Mortgage Backed (Cost $21,821,060)		21,528,957
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	210,845
4.05% 09/25/28 (d)	71,000	70,941
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (e)	1,310	148
7.50% 07/15/27 (e)	363	16
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	24	23
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (d)(e)	63,463	2,645

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	$3,138	$384
5.00% 03/25/38 - 05/25/38 (e)	2,163	332
5.50% 12/25/33 (e)	735	113
6.00% 01/25/35 (e)	2,067	334
Federal National Mortgage Association REMICS
1.15% 12/25/42 (d)(e)	12,390	325
5.00% 09/25/40 (e)	1,993	188
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.58% 07/25/38 (d)(e)	2,484	208
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.13% 11/25/41 (d)(e)	360,656	40,155
Total Agency Collateralized Mortgage Obligations (Cost $484,292)		326,657
Corporate Notes - 13.3%
7-Eleven, Inc.
0.95% 02/10/26 (h)	66,000	64,531
Abbott Laboratories
3.75% 11/30/26	12,000	11,964
4.90% 11/30/46	9,000	8,514
AbbVie, Inc.
3.20% 11/21/29	208,000	198,910
4.05% 11/21/39	4,000	3,505
4.25% 11/21/49	13,000	10,712
4.30% 05/14/36	8,000	7,544
4.40% 11/06/42	6,000	5,271
4.63% 10/01/42	3,000	2,705
4.70% 05/14/45	2,000	1,791
4.88% 11/14/48	3,000	2,718
5.05% 03/15/34	172,000	175,144
5.40% 03/15/54	10,000	9,726
5.50% 03/15/64	11,000	10,669
Advanced Micro Devices, Inc.
4.39% 06/01/52	26,000	21,752
AEP Texas, Inc.
3.45% 05/15/51	21,000	14,073
5.70% 05/15/34	33,000	33,727
	Principal Amount	Fair Value
AEP Transmission Co. LLC
5.40% 03/15/53	$11,000	$10,629
Aircastle Ltd.
4.25% 06/15/26	9,000	8,959
Alcon Finance Corp.
2.60% 05/27/30 (h)	200,000	183,100
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	15,000	12,006
2.95% 03/15/34	14,000	11,813
3.55% 03/15/52	12,000	8,079
4.70% 07/01/30	102,000	101,972
Allstate Corp.
4.20% 12/15/46	14,000	11,434
Allstate Corp. (7.53% fixed rate until 07/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.53% 08/15/53 (d)	19,000	18,983
Ally Financial, Inc.
2.20% 11/02/28	18,000	16,610
Alphabet, Inc.
4.00% 05/15/30	15,000	15,007
4.50% 05/15/35	42,000	41,439
5.25% 05/15/55	20,000	19,690
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	33,000	29,266
4.00% 02/04/61	2,000	1,410
4.25% 08/09/42	2,000	1,629
4.45% 05/06/50	3,000	2,354
4.50% 05/02/43	3,000	2,500
Amazon.com, Inc.
1.50% 06/03/30	4,000	3,539
2.50% 06/03/50	20,000	12,018
2.70% 06/03/60	3,000	1,722
2.88% 05/12/41	11,000	8,209
3.15% 08/22/27	2,000	1,967
3.25% 05/12/61	4,000	2,604
4.05% 08/22/47	3,000	2,479
4.25% 08/22/57	3,000	2,458
Ameren Corp.
3.65% 02/15/26	4,000	3,975
American Electric Power Co., Inc.
2.30% 03/01/30	21,000	18,962
3.25% 03/01/50	2,000	1,305
American Honda Finance Corp.
5.85% 10/04/30	59,000	62,362

See Notes to Schedules of Investments and Notes to Financial Statements.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
American Tower Corp.
1.50% 01/31/28	$30,000	$27,941
2.90% 01/15/30	3,000	2,795
3.80% 08/15/29	18,000	17,502
American Water Capital Corp.
2.95% 09/01/27	9,000	8,781
5.45% 03/01/54	32,000	30,942
Americold Realty Operating Partnership LP
5.41% 09/12/34	27,000	26,437
Amgen, Inc.
2.00% 01/15/32	163,000	139,117
3.00% 01/15/52	4,000	2,573
3.15% 02/21/40	11,000	8,468
3.38% 02/21/50	3,000	2,108
4.66% 06/15/51	3,000	2,568
5.51% 03/02/26	30,000	30,001
5.60% 03/02/43	15,000	14,877
5.65% 03/02/53	15,000	14,651
5.75% 03/02/63	14,000	13,611
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	191,414
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36	23,000	22,441
4.90% 02/01/46	10,000	9,160
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	9,000	8,685
5.55% 01/23/49	13,000	12,920
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	12,000	7,417
Apollo Debt Solutions BDC
6.90% 04/13/29	27,000	28,165
Apple, Inc.
2.20% 09/11/29	10,000	9,283
2.65% 02/08/51	35,000	21,743
2.80% 02/08/61	13,000	7,694
2.95% 09/11/49	3,000	2,014
3.35% 02/09/27	2,000	1,980
3.45% 02/09/45	15,000	11,636
3.85% 08/04/46	8,000	6,476
3.95% 08/08/52	10,000	7,963
4.85% 05/10/53	36,000	34,263
Applied Materials, Inc.
4.35% 04/01/47	2,000	1,713
	Principal Amount	Fair Value
Aptiv Swiss Holdings Ltd.
4.40% 10/01/46	$3,000	$2,272
ArcelorMittal SA
4.55% 03/11/26	69,000	68,871
6.00% 06/17/34	22,000	23,074
6.35% 06/17/54	36,000	36,454
6.80% 11/29/32	16,000	17,587
Archer-Daniels-Midland Co.
2.50% 08/11/26	3,000	2,946
ARES Capital Corp.
2.88% 06/15/28	19,000	17,905
3.25% 07/15/25	48,000	47,952
Arthur J Gallagher & Co.
3.50% 05/20/51	6,000	4,171
Ascension Health
4.85% 11/15/53	8,000	7,101
Ashtead Capital, Inc.
5.55% 05/30/33 (h)	200,000	202,022
Astrazeneca Finance LLC
1.75% 05/28/28	27,000	25,317
5.00% 02/26/34	214,000	218,184
AstraZeneca PLC
3.00% 05/28/51	7,000	4,686
4.00% 01/17/29	2,000	1,992
4.38% 08/17/48	2,000	1,708
AT&T, Inc.
2.75% 06/01/31 (a)	319,000	289,078
3.55% 09/15/55 (a)	5,000	3,373
3.65% 06/01/51 (a)	50,000	35,460
3.85% 06/01/60 (a)	17,000	11,886
4.35% 03/01/29 (a)	25,000	25,052
4.50% 05/15/35 (a)	7,000	6,670
4.55% 03/09/49 (a)	3,000	2,492
4.75% 05/15/46 (a)	3,000	2,618
4.85% 03/01/39 (a)	8,000	7,564
5.40% 02/15/34 (a)	19,000	19,553
Athene Holding Ltd.
4.13% 01/12/28	3,000	2,970
6.15% 04/03/30	10,000	10,611
Atmos Energy Corp.
6.20% 11/15/53	13,000	14,064
AutoNation, Inc.
5.89% 03/15/35	35,000	35,484
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	25,000	24,620
Bank of America Corp.
3.25% 10/21/27	29,000	28,449
4.18% 11/25/27	13,000	12,952

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.25% 10/22/26	$88,000	$87,846
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	36,000	33,745
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97% 02/04/33 (d)	247,000	221,142
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	25,000	16,147
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (d)	24,000	23,455
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (d)	11,000	10,921
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (d)	15,000	14,825
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (d)	20,000	18,297
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (d)	9,000	7,050
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (d)	8,000	7,287
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (d)	4,000	3,989
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (d)	47,000	47,957
	Principal Amount	Fair Value
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (d)	$227,000	$233,186
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (d)	102,000	107,651
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (d)	38,000	37,781
Bank of Nova Scotia (7.15% fixed rate until 10/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.15% 10/12/25 (d)	20,000	19,805
BAT Capital Corp.
2.73% 03/25/31	9,000	8,109
4.39% 08/15/37	4,000	3,579
4.54% 08/15/47	3,000	2,424
5.83% 02/20/31	270,000	284,064
6.00% 02/20/34	104,000	109,597
Baxter International, Inc.
1.92% 02/01/27	46,000	44,295
2.27% 12/01/28	14,000	13,033
2.54% 02/01/32	8,000	6,979
3.95% 04/01/30	11,000	10,748
Baylor Scott & White Holdings
2.84% 11/15/50	3,000	1,888
Becton Dickinson & Co.
3.70% 06/06/27	12,000	11,863
4.67% 06/06/47	3,000	2,574
4.69% 12/15/44	2,000	1,739
5.11% 02/08/34	95,000	95,157
Berkshire Hathaway Energy Co.
3.25% 04/15/28	2,000	1,956
3.70% 07/15/30	42,000	40,759
3.80% 07/15/48	2,000	1,510
4.25% 10/15/50	25,000	19,985
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	47,000	30,349
4.25% 01/15/49	10,000	8,453
Berry Global, Inc.
4.88% 07/15/26 (h)	10,000	10,000
BHP Billiton Finance USA Ltd.
5.25% 09/08/33	18,000	18,428
5.50% 09/08/53	4,000	3,957

See Notes to Schedules of Investments and Notes to Financial Statements.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
BlackRock TCP Capital Corp.
6.95% 05/30/29	$34,000	$35,143
Block Financial LLC
2.50% 07/15/28	9,000	8,484
3.88% 08/15/30	3,000	2,852
Boardwalk Pipelines LP
4.80% 05/03/29	3,000	3,033
Boeing Co.
2.20% 02/04/26	48,000	47,259
2.70% 02/01/27	24,000	23,322
2.95% 02/01/30	3,000	2,782
3.25% 03/01/28	2,000	1,932
3.55% 03/01/38	2,000	1,605
3.75% 02/01/50	24,000	16,952
5.04% 05/01/27	28,000	28,211
5.15% 05/01/30	6,000	6,110
5.81% 05/01/50	25,000	23,984
Boston Properties LP
3.40% 06/21/29	21,000	19,914
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,700
BP Capital Markets America, Inc.
3.00% 02/24/50	11,000	7,061
3.38% 02/08/61	24,000	15,486
4.81% 02/13/33	21,000	20,970
5.23% 11/17/34	65,000	66,086
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 yr. CMT thereafter)
4.38% 09/22/25 (d)	5,000	4,988
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (d)	17,000	16,822
Bristol-Myers Squibb Co.
1.45% 11/13/30	9,000	7,788
2.35% 11/13/40	2,000	1,373
3.40% 07/26/29	2,000	1,938
3.55% 03/15/42	4,000	3,158
4.13% 06/15/39	4,000	3,553
4.25% 10/26/49	4,000	3,239
4.35% 11/15/47	3,000	2,506
4.55% 02/20/48	2,000	1,719
5.20% 02/22/34	32,000	32,764
Brixmor Operating Partnership LP
2.25% 04/01/28	21,000	19,857
	Principal Amount	Fair Value
3.90% 03/15/27	$2,000	$1,982
Broadcom, Inc.
3.19% 11/15/36 (h)	3,000	2,487
3.42% 04/15/33 (h)	44,000	39,853
3.47% 04/15/34 (h)	13,000	11,596
4.15% 11/15/30	14,000	13,775
4.30% 11/15/32	2,000	1,938
4.93% 05/15/37 (h)	17,000	16,489
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,638
Bunge Ltd. Finance Corp.
3.75% 09/25/27	3,000	2,973
Burlington Northern Santa Fe LLC
4.15% 12/15/48	3,000	2,479
4.55% 09/01/44	6,000	5,311
Cameron LNG LLC
3.30% 01/15/35 (h)	3,000	2,571
Campbell's Co.
5.40% 03/21/34	20,000	20,310
Canadian Natural Resources Ltd.
3.85% 06/01/27	3,000	2,971
4.95% 06/01/47	2,000	1,707
Canadian Pacific Railway Co.
1.75% 12/02/26	23,000	22,204
3.10% 12/02/51	5,000	3,285
3.50% 05/01/50	3,000	2,137
Capital One Financial Corp.
3.75% 07/28/26	17,000	16,842
Carlisle Cos., Inc.
2.20% 03/01/32	26,000	22,001
Carlyle Secured Lending, Inc.
6.75% 02/18/30	8,000	8,177
Carrier Global Corp.
2.72% 02/15/30	52,000	48,372
3.58% 04/05/50	7,000	5,140
5.90% 03/15/34	9,000	9,582
Cenovus Energy, Inc.
2.65% 01/15/32	4,000	3,457
3.75% 02/15/52	7,000	4,754
Centene Corp.
3.00% 10/15/30	6,000	5,362
4.25% 12/15/27	220,000	216,735
CenterPoint Energy, Inc.
2.65% 06/01/31	17,000	15,173
CGI, Inc.
4.95% 03/14/30 (h)	97,000	98,007

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Charles Schwab Corp.
2.45% 03/03/27	$163,000	$158,429
2.90% 03/03/32	5,000	4,497
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (d)	27,000	25,013
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (d)	51,000	52,844
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (d)	29,000	31,361
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	68,000	49,344
3.70% 04/01/51	75,000	49,990
4.80% 03/01/50	22,000	17,619
6.55% 06/01/34	54,000	57,585
Cheniere Energy, Inc.
5.65% 04/15/34	18,000	18,443
Chevron Corp.
2.24% 05/11/30	3,000	2,740
Chevron USA, Inc.
3.85% 01/15/28	13,000	12,972
Chubb INA Holdings LLC
4.35% 11/03/45	2,000	1,730
Church & Dwight Co., Inc.
2.30% 12/15/31	160,000	139,480
Cigna Group
2.40% 03/15/30	5,000	4,562
3.40% 03/15/50 - 03/15/51	11,000	7,397
4.38% 10/15/28	2,000	2,003
Cisco Systems, Inc.
5.30% 02/26/54	25,000	24,229
5.35% 02/26/64	25,000	24,112
5.90% 02/15/39	2,000	2,153
Citigroup, Inc.
4.45% 09/29/27	9,000	9,006
4.65% 07/23/48	21,000	18,113
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	141,000	124,911
	Principal Amount	Fair Value
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	$31,000	$28,996
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (d)	224,000	209,001
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (d)	5,000	4,308
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02% 01/24/36 (d)	101,000	103,701
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (d)	19,000	19,838
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	127,000	125,264
Clorox Co.
1.80% 05/15/30	150,000	132,546
CME Group, Inc.
2.65% 03/15/32	8,000	7,164
3.75% 06/15/28	3,000	2,981
CMS Energy Corp.
4.88% 03/01/44	7,000	6,248
Coca-Cola Co.
2.60% 06/01/50	4,000	2,466
2.75% 06/01/60	3,000	1,785
Comcast Corp.
2.65% 08/15/62	3,000	1,565
2.80% 01/15/51	3,000	1,796
2.89% 11/01/51	10,000	6,079
2.94% 11/01/56	9,000	5,283
2.99% 11/01/63	3,000	1,687
3.20% 07/15/36	2,000	1,671
3.25% 11/01/39	10,000	7,823
3.97% 11/01/47	19,000	14,602
4.15% 10/15/28	2,000	1,996
5.65% 06/01/54	27,000	26,247
Conagra Brands, Inc.
5.30% 11/01/38	3,000	2,869
ConocoPhillips Co.
4.30% 11/15/44	3,000	2,496
5.55% 03/15/54	16,000	15,285
5.70% 09/15/63	19,000	18,201

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	$12,000	$11,733
3.35% 04/01/30	2,000	1,922
3.88% 06/15/47	2,000	1,535
3.95% 04/01/50	10,000	7,800
Constellation Brands, Inc.
3.15% 08/01/29	21,000	19,950
4.50% 05/09/47	3,000	2,492
Constellation Energy Generation LLC
6.50% 10/01/53	13,000	13,988
Continental Resources, Inc.
2.88% 04/01/32 (h)	14,000	11,771
COPT Defense Properties LP
2.00% 01/15/29	18,000	16,398
2.25% 03/15/26	8,000	7,849
2.75% 04/15/31	31,000	27,426
Corebridge Financial, Inc.
3.90% 04/05/32	74,000	69,459
Coterra Energy, Inc.
5.60% 03/15/34	55,000	55,455
5.90% 02/15/55	30,000	27,924
Crowdstrike Holdings, Inc.
3.00% 02/15/29	236,000	222,864
Crown Castle, Inc.
2.90% 03/15/27	36,000	35,043
3.30% 07/01/30	25,000	23,397
CSL Finance PLC
4.25% 04/27/32 (h)	20,000	19,487
5.11% 04/03/34 (h)	6,000	6,093
5.42% 04/03/54 (h)	4,000	3,772
CSX Corp.
4.50% 03/15/49 - 08/01/54	13,000	10,908
CubeSmart LP
4.38% 02/15/29	6,000	5,957
CVS Health Corp.
3.00% 08/15/26	9,000	8,858
3.63% 04/01/27	155,000	153,025
3.75% 04/01/30	4,000	3,837
3.88% 07/20/25	6,000	5,996
4.30% 03/25/28	5,000	4,979
4.78% 03/25/38	7,000	6,422
5.13% 07/20/45	2,000	1,769
5.30% 06/01/33 - 12/05/43	22,000	21,573
5.88% 06/01/53	3,000	2,867
6.05% 06/01/54	8,000	7,837
	Principal Amount	Fair Value
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00% 03/10/55 (d)	$36,000	$37,207
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	145,553
DH Europe Finance II SARL
2.60% 11/15/29	5,000	4,669
3.25% 11/15/39	2,000	1,604
3.40% 11/15/49	3,000	2,133
Diamondback Energy, Inc.
3.13% 03/24/31	7,000	6,416
4.40% 03/24/51	3,000	2,318
5.40% 04/18/34	42,000	42,105
5.75% 04/18/54	13,000	12,069
Dick's Sporting Goods, Inc.
4.10% 01/15/52	61,000	43,509
Digital Realty Trust LP
3.60% 07/01/29	11,000	10,663
Discovery Communications LLC
3.95% 03/20/28	10,000	9,552
5.00% 09/20/37	2,000	1,413
Dollar General Corp.
3.50% 04/03/30	21,000	19,932
4.13% 04/03/50	2,000	1,505
Dominion Energy, Inc.
3.38% 04/01/30	110,000	104,592
Dover Corp.
2.95% 11/04/29	4,000	3,770
Dow Chemical Co.
2.10% 11/15/30	12,000	10,579
3.60% 11/15/50	3,000	2,032
4.25% 10/01/34	2,000	1,836
5.15% 02/15/34	16,000	16,008
5.55% 11/30/48	8,000	7,341
6.30% 03/15/33	15,000	16,140
DR Horton, Inc.
5.50% 10/15/35	25,000	25,455
DTE Energy Co.
2.85% 10/01/26	17,000	16,697
Duke Energy Carolinas LLC
3.95% 03/15/48	2,000	1,562
Duke Energy Corp.
2.55% 06/15/31	17,000	15,151
3.30% 06/15/41	21,000	15,767
3.50% 06/15/51	47,000	32,262

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
3.75% 09/01/46	$35,000	$25,888
Duke Energy Progress LLC
4.15% 12/01/44	11,000	8,989
DuPont de Nemours, Inc.
5.42% 11/15/48	3,000	3,024
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (h)	8,000	7,763
Eastern Energy Gas Holdings LLC
5.65% 10/15/54	23,000	22,023
Eastman Chemical Co.
4.65% 10/15/44	3,000	2,535
Eaton Corp.
3.10% 09/15/27	2,000	1,963
Edison International
5.75% 06/15/27	4,000	4,028
EIDP, Inc.
2.30% 07/15/30	21,000	19,130
Elevance Health, Inc.
3.60% 03/15/51	5,000	3,519
3.70% 09/15/49	5,000	3,581
5.13% 02/15/53	3,000	2,676
5.65% 06/15/54	10,000	9,587
6.10% 10/15/52	9,000	9,167
Eli Lilly & Co.
5.00% 02/09/54	6,000	5,606
5.10% 02/09/64	25,000	23,237
Emera U.S. Finance LP
2.64% 06/15/31	21,000	18,457
Emerson Electric Co.
1.80% 10/15/27	27,000	25,715
2.75% 10/15/50	26,000	16,323
Enbridge Energy Partners LP
5.50% 09/15/40	2,000	1,931
Enbridge, Inc.
1.60% 10/04/26	52,000	50,251
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (d)	28,000	27,828
Energy Transfer LP
5.25% 07/01/29	120,000	122,989
5.30% 04/01/44 - 04/15/47	8,000	7,087
5.35% 05/15/45	10,000	9,021
5.75% 02/15/33	10,000	10,381
5.95% 05/15/54	8,000	7,603
6.10% 12/01/28	39,000	40,970
6.40% 12/01/30	13,000	14,022
6.50% 02/01/42	3,000	3,116
	Principal Amount	Fair Value
Enterprise Products Operating LLC
4.25% 02/15/48	$20,000	$16,223
4.85% 01/31/34	54,000	53,810
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (d)	3,000	2,966
EOG Resources, Inc.
4.15% 01/15/26	2,000	1,995
5.10% 01/15/36	2,000	1,982
Equinix, Inc.
1.25% 07/15/25	6,000	5,989
2.15% 07/15/30	9,000	8,007
ERP Operating LP
4.50% 07/01/44	5,000	4,341
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	15,000	9,296
Eversource Energy
3.45% 01/15/50	6,000	4,208
Exelon Corp.
4.05% 04/15/30	11,000	10,828
4.45% 04/15/46	5,000	4,154
4.70% 04/15/50	5,000	4,221
5.60% 03/15/53	32,000	30,757
Expand Energy Corp.
6.75% 04/15/29 (h)	112,000	113,407
Expedia Group, Inc.
5.40% 02/15/35	25,000	25,171
Extra Space Storage LP
2.20% 10/15/30	7,000	6,183
3.90% 04/01/29	5,000	4,896
5.90% 01/15/31	34,000	35,936
Exxon Mobil Corp.
3.45% 04/15/51	6,000	4,252
FedEx Corp.
4.10% 02/01/45 (h)	23,000	17,572
Fidelity National Financial, Inc.
3.20% 09/17/51	12,000	7,451
Fidelity National Information Services, Inc.
3.10% 03/01/41	2,000	1,470
FirstEnergy Corp.
3.40% 03/01/50	14,000	9,505
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	16,000	13,571

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Fiserv, Inc.
3.50% 07/01/29	$25,000	$24,072
4.40% 07/01/49	2,000	1,637
Florida Power & Light Co.
4.13% 02/01/42	7,000	5,952
Flowers Foods, Inc.
2.40% 03/15/31	6,000	5,251
Flowserve Corp.
2.80% 01/15/32	11,000	9,573
Fox Corp.
6.50% 10/13/33	20,000	21,629
Freeport-McMoRan, Inc.
4.25% 03/01/30	18,000	17,650
GA Global Funding Trust
1.63% 01/15/26 (h)	16,000	15,734
General Mills, Inc.
3.00% 02/01/51	10,000	6,395
General Motors Co.
5.20% 04/01/45	3,000	2,572
5.40% 04/01/48	2,000	1,740
6.13% 10/01/25	27,000	27,056
6.80% 10/01/27	3,000	3,124
General Motors Financial Co., Inc.
1.25% 01/08/26	96,000	94,239
2.35% 01/08/31	6,000	5,195
5.25% 03/01/26	22,000	22,034
5.85% 04/06/30	73,000	75,425
6.10% 01/07/34	58,000	59,713
Genuine Parts Co.
2.75% 02/01/32	7,000	6,102
Georgia Power Co.
5.25% 03/15/34	222,000	226,453
Georgia-Pacific LLC
1.75% 09/30/25 (h)	20,000	19,854
Gilead Sciences, Inc.
2.60% 10/01/40	4,000	2,869
2.95% 03/01/27	3,000	2,946
3.65% 03/01/26	2,000	1,989
4.15% 03/01/47	3,000	2,452
4.60% 09/01/35	207,000	201,061
5.25% 10/15/33	11,000	11,369
GlaxoSmithKline Capital PLC
3.38% 06/01/29	6,000	5,826
Goldman Sachs Group, Inc.
3.85% 01/26/27	251,000	249,361
4.25% 10/21/25	98,000	97,832
5.15% 05/22/45	2,000	1,798
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	$19,000	$18,347
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	11,000	9,607
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	9,000	6,433
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	12,000	8,970
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	21,000	16,021
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (d)	3,000	2,951
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (d)	2,000	1,743
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (d)	11,000	10,938
Graphic Packaging International LLC
1.51% 04/15/26 (h)	20,000	19,472
Gray Oak Pipeline LLC
2.60% 10/15/25 (h)	20,000	19,827
Halliburton Co.
3.80% 11/15/25	2,000	1,993
5.00% 11/15/45	4,000	3,540
Hartford Insurance Group, Inc. (6.71% fixed rate until 07/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71% 02/12/67 (d)(h)	6,000	5,568

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
HCA, Inc.
3.13% 03/15/27	$230,000	$225,221
3.38% 03/15/29	17,000	16,313
3.50% 09/01/30	8,000	7,564
3.63% 03/15/32	6,000	5,530
4.63% 03/15/52	17,000	13,663
5.60% 04/01/34	78,000	79,887
5.75% 03/01/35	27,000	27,760
6.00% 04/01/54	9,000	8,799
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (h)	6,000	5,375
3.20% 06/01/50 (h)	3,000	1,936
Healthcare Realty Holdings LP
2.00% 03/15/31	2,000	1,713
Hess Corp.
5.60% 02/15/41	3,000	2,979
5.80% 04/01/47	2,000	1,987
Highwoods Realty LP
4.13% 03/15/28	3,000	2,940
4.20% 04/15/29	10,000	9,726
7.65% 02/01/34	3,000	3,392
Home Depot, Inc.
2.70% 04/15/30	3,000	2,802
3.35% 04/15/50	5,000	3,507
3.50% 09/15/56	2,000	1,391
3.90% 12/06/28 - 06/15/47	6,000	5,352
4.50% 12/06/48	3,000	2,572
4.95% 06/25/34 - 09/15/52	94,000	94,884
5.30% 06/25/54	5,000	4,798
5.40% 06/25/64	9,000	8,593
Honeywell International, Inc.
1.75% 09/01/31	8,000	6,828
2.70% 08/15/29	4,000	3,773
5.25% 03/01/54	48,000	45,518
Hormel Foods Corp.
1.80% 06/11/30	19,000	16,895
Huntington Bancshares, Inc.
2.55% 02/04/30	13,000	11,898
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27% 01/15/31 (d)	51,000	52,237
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14% 11/18/39 (d)	18,000	18,370
	Principal Amount	Fair Value
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	$28,000	$26,063
Hyundai Capital America
5.40% 01/08/31 (h)	153,000	156,170
Imperial Brands Finance PLC
5.50% 02/01/30 (h)	200,000	206,040
Indiana Michigan Power Co.
3.25% 05/01/51	7,000	4,586
Ingersoll Rand, Inc.
5.70% 08/14/33	31,000	32,456
Intel Corp.
2.00% 08/12/31	15,000	12,888
2.45% 11/15/29	15,000	13,715
2.80% 08/12/41	15,000	10,075
3.10% 02/15/60	2,000	1,120
5.63% 02/10/43	6,000	5,696
5.70% 02/10/53	6,000	5,579
Intercontinental Exchange, Inc.
1.85% 09/15/32	2,000	1,660
2.65% 09/15/40	2,000	1,447
Intuit, Inc.
5.50% 09/15/53	16,000	15,872
ITC Holdings Corp.
2.95% 05/14/30 (h)	25,000	23,242
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53	41,000	43,676
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13% 02/01/28	437,000	447,868
5.75% 04/01/33	8,000	8,226
6.75% 03/15/34	31,000	33,851
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95% 04/20/35 (h)	140,000	145,034
Jefferies Financial Group, Inc.
5.88% 07/21/28	33,000	34,226
Johnson & Johnson
3.63% 03/03/37	3,000	2,681
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,368
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (a)(d)	48,000	46,891

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (a)(d)	$78,000	$70,083
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (d)	48,000	44,370
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (a)(d)	12,000	9,057
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (a)(d)	6,000	5,293
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (a)(d)	36,000	28,416
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96% 01/29/27 (a)(d)	620,000	618,264
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (d)	5,000	4,954
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (a)(d)	3,000	2,430
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (a)(d)	52,000	51,902
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (a)(d)	18,000	18,412
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50% 01/24/36 (a)(d)	$151,000	$155,592
Kenvue, Inc.
4.90% 03/22/33	112,000	113,548
5.05% 03/22/53	13,000	12,073
5.20% 03/22/63	7,000	6,477
Keurig Dr. Pepper, Inc.
3.20% 05/01/30	5,000	4,714
3.80% 05/01/50	3,000	2,217
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,601
5.00% 03/01/43	4,000	3,561
6.38% 03/01/41	4,000	4,149
Kinder Morgan, Inc.
1.75% 11/15/26	62,000	59,947
5.05% 02/15/46	4,000	3,536
5.20% 06/01/33	8,000	8,044
KLA Corp.
3.30% 03/01/50	10,000	6,932
Kraft Heinz Foods Co.
5.20% 07/15/45	17,000	15,406
Kroger Co.
2.20% 05/01/30	2,000	1,809
4.65% 01/15/48	3,000	2,541
5.00% 09/15/34	213,000	211,824
5.50% 09/15/54	8,000	7,587
L3Harris Technologies, Inc.
3.85% 12/15/26	12,000	11,932
Las Vegas Sands Corp.
5.90% 06/01/27	36,000	36,758
6.20% 08/15/34	21,000	21,454
Leidos, Inc.
4.38% 05/15/30	44,000	43,391
5.40% 03/15/32	75,000	76,750
5.50% 03/15/35	35,000	35,532
5.75% 03/15/33	22,000	22,950
Liberty Mutual Group, Inc.
3.95% 05/15/60 (h)	2,000	1,340
Lockheed Martin Corp.
3.55% 01/15/26	2,000	1,993
3.80% 03/01/45	2,000	1,575
4.50% 05/15/36	2,000	1,924
Lowe's Cos., Inc.
1.30% 04/15/28	3,000	2,777
1.70% 09/15/28 - 10/15/30	54,000	49,199
3.00% 10/15/50	3,000	1,875

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
3.70% 04/15/46	$3,000	$2,232
4.05% 05/03/47	5,000	3,891
5.63% 04/15/53	15,000	14,434
LYB International Finance III LLC
3.63% 04/01/51	10,000	6,681
3.80% 10/01/60	2,000	1,294
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (d)	126,000	124,232
Mars, Inc.
4.80% 03/01/30 (a)(h)	312,000	316,075
5.20% 03/01/35 (a)(h)	40,000	40,471
5.70% 05/01/55 (a)(h)	37,000	36,907
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	23,000	14,428
Marvell Technology, Inc.
5.95% 09/15/33	25,000	26,389
Masco Corp.
3.50% 11/15/27	3,000	2,936
McCormick & Co., Inc.
1.85% 02/15/31	3,000	2,602
3.25% 11/15/25	88,000	87,374
McDonald's Corp.
3.60% 07/01/30	15,000	14,511
3.63% 09/01/49	5,000	3,629
4.88% 12/09/45	4,000	3,606
Medtronic Global Holdings SCA
4.50% 03/30/33	53,000	52,393
Medtronic, Inc.
4.63% 03/15/45	2,000	1,798
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	11,000	8,757
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (h)	150,000	150,321
Merck & Co., Inc.
1.90% 12/10/28	27,000	25,190
2.45% 06/24/50	5,000	2,928
2.75% 12/10/51	8,000	4,915
2.90% 12/10/61	4,000	2,332
4.00% 03/07/49	2,000	1,591
5.00% 05/17/53	4,000	3,677
Meritage Homes Corp.
3.88% 04/15/29 (h)	67,000	64,614
Meta Platforms, Inc.
3.85% 08/15/32	213,000	204,840
	Principal Amount	Fair Value
4.45% 08/15/52	$20,000	$16,856
MetLife, Inc.
4.72% 12/15/44	6,000	5,339
Micron Technology, Inc.
3.37% 11/01/41	13,000	9,556
3.48% 11/01/51	26,000	17,683
5.30% 01/15/31	18,000	18,424
5.65% 11/01/32	30,000	31,178
5.80% 01/15/35	196,000	202,484
Microsoft Corp.
2.40% 08/08/26	17,000	16,715
2.68% 06/01/60	4,000	2,363
2.92% 03/17/52	30,000	19,903
3.45% 08/08/36	2,000	1,796
3.50% 02/12/35	2,000	1,869
Mid-America Apartments LP
2.88% 09/15/51	15,000	9,450
Molson Coors Beverage Co.
4.20% 07/15/46	3,000	2,393
Morgan Stanley
3.63% 01/20/27	3,000	2,975
3.97% 07/22/38 (d)	6,000	5,225
4.35% 09/08/26	57,000	56,920
4.38% 01/22/47	6,000	5,118
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	188,000	182,399
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	103,000	87,506
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	37,000	22,876
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (d)	88,000	78,535
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (d)	115,000	117,613
MPLX LP
2.65% 08/15/30	6,000	5,432
5.20% 12/01/47	2,000	1,744
Mylan, Inc.
5.20% 04/15/48	3,000	2,380

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Nasdaq, Inc.
5.95% 08/15/53	$4,000	$4,079
6.10% 06/28/63	7,000	7,155
NetApp, Inc.
5.50% 03/17/32	52,000	53,635
Netflix, Inc.
4.90% 08/15/34	18,000	18,343
5.40% 08/15/54	8,000	7,890
Nevada Power Co.
6.00% 03/15/54	9,000	9,158
Newmont Corp.
4.88% 03/15/42	3,000	2,793
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (d)	4,000	3,973
NGPL PipeCo LLC
3.25% 07/15/31 (h)	21,000	18,687
Niagara Mohawk Power Corp.
5.66% 01/17/54 (h)	14,000	13,467
NIKE, Inc.
3.38% 03/27/50	3,000	2,125
NNN REIT, Inc.
4.00% 11/15/25	3,000	2,991
Norfolk Southern Corp.
3.95% 10/01/42	3,000	2,449
Northern Trust Corp.
6.13% 11/02/32	20,000	21,596
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	22,000	15,207
NOV, Inc.
3.60% 12/01/29	8,000	7,674
Novant Health, Inc.
3.32% 11/01/61	9,000	5,706
Novartis Capital Corp.
2.20% 08/14/30	12,000	10,928
3.00% 11/20/25	2,000	1,989
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	54,000	54,522
5.40% 06/21/34	67,000	68,009
NVIDIA Corp.
2.85% 04/01/30	6,000	5,690
3.50% 04/01/50	3,000	2,243
Occidental Petroleum Corp.
6.13% 01/01/31	34,000	35,255
Oklahoma Gas & Electric Co.
3.25% 04/01/30	4,000	3,795
	Principal Amount	Fair Value
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	$2,000	$1,507
ONEOK, Inc.
4.35% 03/15/29	3,000	2,978
5.80% 11/01/30	79,000	82,716
6.10% 11/15/32	17,000	17,974
6.63% 09/01/53	20,000	20,797
Oracle Corp.
1.65% 03/25/26	30,000	29,375
2.30% 03/25/28	2,000	1,899
2.65% 07/15/26	3,000	2,946
2.95% 04/01/30	16,000	14,932
3.60% 04/01/50	3,000	2,097
3.95% 03/25/51	2,000	1,476
4.00% 07/15/46 - 11/15/47	5,000	3,837
4.10% 03/25/61	9,000	6,493
5.55% 02/06/53	5,000	4,696
6.15% 11/09/29	18,000	19,207
6.90% 11/09/52	5,000	5,560
Otis Worldwide Corp.
2.57% 02/15/30	16,000	14,757
3.36% 02/15/50	26,000	17,988
Owens Corning
3.88% 06/01/30	39,000	37,676
4.40% 01/30/48	2,000	1,633
5.70% 06/15/34	127,000	131,879
5.95% 06/15/54	8,000	8,079
Pacific Gas & Electric Co.
2.10% 08/01/27	6,000	5,685
2.50% 02/01/31	18,000	15,625
3.00% 06/15/28	14,000	13,302
3.30% 08/01/40	18,000	12,901
3.50% 08/01/50	5,000	3,203
4.30% 03/15/45	14,000	10,584
PacifiCorp
2.70% 09/15/30	7,000	6,393
2.90% 06/15/52	63,000	37,428
5.80% 01/15/55	14,000	13,407
6.25% 10/15/37	6,000	6,341
Packaging Corp. of America
3.05% 10/01/51	15,000	9,446
Paramount Global
2.90% 01/15/27	2,000	1,946
3.70% 06/01/28	2,000	1,944
5.25% 04/01/44	3,000	2,386
Parker-Hannifin Corp.
3.25% 06/14/29	2,000	1,921
4.50% 09/15/29	36,000	36,355

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Patterson-UTI Energy, Inc.
7.15% 10/01/33	$15,000	$15,357
Paychex, Inc.
5.10% 04/15/30	40,000	40,960
5.60% 04/15/35	30,000	31,007
PayPal Holdings, Inc.
2.65% 10/01/26	8,000	7,856
3.25% 06/01/50	3,000	2,041
PepsiCo, Inc.
1.63% 05/01/30	2,000	1,774
2.63% 07/29/29	6,000	5,671
2.75% 10/21/51	24,000	14,970
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33	151,000	150,733
5.30% 05/19/53	4,000	3,776
5.34% 05/19/63	10,000	9,279
Pfizer, Inc.
2.70% 05/28/50	25,000	15,512
3.90% 03/15/39	3,000	2,616
4.13% 12/15/46	3,000	2,464
4.40% 05/15/44	2,000	1,751
Philip Morris International, Inc.
2.10% 05/01/30	2,000	1,801
3.38% 08/15/29	3,000	2,894
4.13% 03/04/43	2,000	1,671
5.13% 02/15/30	84,000	86,432
5.25% 02/13/34	297,000	302,827
5.63% 11/17/29	18,000	18,899
Phillips 66 Co.
2.15% 12/15/30	45,000	39,644
3.15% 12/15/29	27,000	25,592
3.30% 03/15/52	15,000	9,650
3.75% 03/01/28	3,000	2,956
4.68% 02/15/45	5,000	4,196
Pilgrim's Pride Corp.
6.25% 07/01/33	4,000	4,230
6.88% 05/15/34	22,000	24,149
Pioneer Natural Resources Co.
1.13% 01/15/26	42,000	41,257
2.15% 01/15/31	36,000	31,972
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	7,000	6,689
PPL Capital Funding, Inc.
3.10% 05/15/26	9,000	8,891
Precision Castparts Corp.
4.38% 06/15/45	3,000	2,550
	Principal Amount	Fair Value
Progressive Corp.
3.00% 03/15/32	$21,000	$19,161
3.70% 03/15/52	5,000	3,726
Prologis LP
3.05% 03/01/50	3,000	1,958
3.25% 06/30/26	2,000	1,980
5.00% 03/15/34	8,000	8,018
5.25% 03/15/54	8,000	7,510
Prudential Financial, Inc.
3.94% 12/07/49	10,000	7,650
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (d)	4,000	4,047
Public Service Co. of Colorado
3.70% 06/15/28	7,000	6,917
Public Storage Operating Co.
5.35% 08/01/53	9,000	8,637
PVH Corp.
4.63% 07/10/25	25,000	25,002
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,516
4.50% 05/20/52	20,000	16,921
Quest Diagnostics, Inc.
2.95% 06/30/30	2,000	1,861
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	15,000	13,029
Regions Financial Corp.
1.80% 08/12/28	48,000	44,358
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (d)	130,000	134,277
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	21,000	21,596
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	4,000	2,430
Rio Tinto Finance USA PLC
5.25% 03/14/35	15,000	15,258
5.75% 03/14/55	20,000	20,037
5.88% 03/14/65	20,000	20,108
Rockwell Automation, Inc.
2.80% 08/15/61	6,000	3,483
4.20% 03/01/49	3,000	2,471
Rogers Communications, Inc.
5.00% 03/15/44	3,000	2,670

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Ross Stores, Inc.
4.70% 04/15/27	$2,000	$2,003
Royal Caribbean Cruises Ltd.
5.63% 09/30/31 (h)	94,000	94,581
Royalty Pharma PLC
1.20% 09/02/25	10,000	9,929
1.75% 09/02/27	3,000	2,841
2.20% 09/02/30	2,000	1,772
3.30% 09/02/40	2,000	1,505
5.40% 09/02/34	13,000	13,171
RTX Corp.
1.90% 09/01/31	60,000	51,343
2.82% 09/01/51	50,000	30,817
3.13% 05/04/27	27,000	26,482
3.50% 03/15/27	3,000	2,964
3.95% 08/16/25	2,000	1,997
4.15% 05/15/45	3,000	2,460
4.45% 11/16/38	4,000	3,688
6.10% 03/15/34	224,000	242,079
6.40% 03/15/54	19,000	20,805
Ryder System, Inc.
2.90% 12/01/26	31,000	30,300
Salesforce, Inc.
1.95% 07/15/31	19,000	16,655
2.70% 07/15/41	15,000	10,779
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	9,000	8,904
5.00% 06/01/34 (h)	72,000	71,124
Sealed Air Corp.
1.57% 10/15/26 (h)	73,000	70,015
Selective Insurance Group, Inc.
5.38% 03/01/49	2,000	1,791
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (d)	33,000	31,773
Shell Finance U.S., Inc.
2.38% 11/07/29	229,000	212,993
3.25% 04/06/50	7,000	4,794
3.75% 09/12/46	5,000	3,849
Shell International Finance BV
3.13% 11/07/49	12,000	8,032
Simon Property Group LP
3.38% 06/15/27	3,000	2,955
Smith & Nephew PLC
5.40% 03/20/34	13,000	13,195
Sonoco Products Co.
4.60% 09/01/29	42,000	41,903
	Principal Amount	Fair Value
5.00% 09/01/34	$36,000	$35,034
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34 (h)	70,000	69,232
Southern California Edison Co.
4.00% 04/01/47	19,000	13,655
4.20% 03/01/29	15,000	14,685
5.65% 10/01/28	203,000	207,941
Southern Co.
3.25% 07/01/26	3,000	2,968
3.70% 04/30/30	34,000	32,895
Southwest Airlines Co.
2.63% 02/10/30	15,000	13,673
Southwestern Electric Power Co.
2.75% 10/01/26	3,000	2,936
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,958
4.50% 03/15/45	2,000	1,645
Starbucks Corp.
4.00% 11/15/28	2,000	1,985
Stryker Corp.
1.95% 06/15/30	19,000	16,950
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	35,000	37,314
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,221
Synopsys, Inc.
4.85% 04/01/30	50,000	50,705
5.15% 04/01/35	30,000	30,243
5.70% 04/01/55	30,000	29,815
Sysco Corp.
5.95% 04/01/30	2,000	2,117
6.60% 04/01/50	3,000	3,249
Take-Two Interactive Software, Inc.
3.70% 04/14/27	47,000	46,539
4.00% 04/14/32	5,000	4,738
Tampa Electric Co.
2.40% 03/15/31	21,000	18,823
3.45% 03/15/51	12,000	8,261
4.35% 05/15/44	12,000	10,061
Tanger Properties LP
2.75% 09/01/31	44,000	38,599
Tapestry, Inc.
3.05% 03/15/32	20,000	17,827
4.13% 07/15/27	3,000	2,980
5.10% 03/11/30	170,000	172,225

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
5.50% 03/11/35	$45,000	$45,168
Targa Resources Corp.
6.50% 03/30/34	54,000	58,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	51,000	51,036
Target Corp.
1.95% 01/15/27	4,000	3,875
Texas Instruments, Inc.
3.88% 03/15/39	3,000	2,650
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	9,000	6,453
Time Warner Cable LLC
6.55% 05/01/37	2,000	2,066
T-Mobile USA, Inc.
3.50% 04/15/31	276,000	259,296
3.75% 04/15/27	29,000	28,707
4.50% 04/15/50	8,000	6,609
4.80% 07/15/28	64,000	64,872
5.50% 01/15/55	8,000	7,587
Toronto-Dominion Bank
3.20% 03/10/32	45,000	40,939
4.46% 06/08/32	20,000	19,625
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (d)	23,000	22,737
TotalEnergies Capital International SA
2.83% 01/10/30	85,000	80,525
Tractor Supply Co.
5.25% 05/15/33	14,000	14,272
Trane Technologies Financing Ltd.
3.80% 03/21/29	5,000	4,918
TransCanada PipeLines Ltd.
4.25% 05/15/28	16,000	15,950
4.88% 01/15/26	4,000	3,998
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	3,000	2,972
Travelers Cos., Inc.
2.55% 04/27/50	26,000	15,535
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67% 09/01/25 (d)	43,000	43,169
	Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
4.13% 06/01/44	$2,000	$1,665
Tyson Foods, Inc.
5.40% 03/15/29	14,000	14,431
5.70% 03/15/34	18,000	18,624
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (d)	41,000	40,489
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (d)	100,000	103,852
UDR, Inc.
2.10% 08/01/32	106,000	87,762
3.00% 08/15/31	3,000	2,733
Union Pacific Corp.
3.55% 05/20/61	11,000	7,355
3.60% 09/15/37	3,000	2,606
3.80% 04/06/71	6,000	4,108
4.10% 09/15/67	5,000	3,682
United Parcel Service, Inc.
5.50% 05/22/54	13,000	12,601
UnitedHealth Group, Inc.
2.00% 05/15/30	210,000	187,916
4.20% 05/15/32	78,000	75,475
4.45% 12/15/48	5,000	4,139
4.75% 07/15/45 - 05/15/52	51,000	43,612
5.05% 04/15/53	10,000	8,923
5.20% 04/15/63	19,000	16,906
6.05% 02/15/63	2,000	2,027
Utah Acquisition Sub, Inc.
3.95% 06/15/26	54,000	53,481
Vale Overseas Ltd.
6.13% 06/12/33	38,000	39,822
6.40% 06/28/54	20,000	19,686
Ventas Realty LP
3.25% 10/15/26	10,000	9,848
5.63% 07/01/34	15,000	15,446
Verisk Analytics, Inc.
5.25% 06/05/34	36,000	36,727
Verizon Communications, Inc.
2.36% 03/15/32	85,000	73,247
2.55% 03/21/31	14,000	12,559
3.40% 03/22/41	9,000	6,940
3.55% 03/22/51	4,000	2,861
3.70% 03/22/61	8,000	5,516
4.40% 11/01/34	47,000	44,625
4.86% 08/21/46	10,000	8,928
5.40% 07/02/37 (h)	29,460	29,630

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Viatris, Inc.
4.00% 06/22/50	$6,000	$3,997
Virginia Electric & Power Co.
4.00% 11/15/46	7,000	5,422
Vistra Operations Co. LLC
6.00% 04/15/34 (h)	18,000	18,700
Vontier Corp.
2.40% 04/01/28	22,000	20,746
2.95% 04/01/31	21,000	18,795
Vornado Realty LP
2.15% 06/01/26	34,000	33,029
Vulcan Materials Co.
3.90% 04/01/27	2,000	1,987
Walmart, Inc.
1.80% 09/22/31	207,000	180,326
2.50% 09/22/41	7,000	4,937
2.65% 09/22/51	2,000	1,249
Walt Disney Co.
2.65% 01/13/31	17,000	15,671
3.38% 11/15/26	2,000	1,982
3.60% 01/13/51	3,000	2,215
4.75% 11/15/46	2,000	1,799
6.65% 11/15/37	6,000	6,866
Warnermedia Holdings, Inc.
3.76% 03/15/27	83,000	78,418
4.28% 03/15/32	45,000	37,693
5.05% 03/15/42	13,000	7,675
5.14% 03/15/52	1,000	617
Wells Fargo & Co.
4.15% 01/24/29 (a)	167,000	166,476
4.75% 12/07/46 (a)	15,000	12,843
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (a)(d)	286,000	275,615
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (a)(d)	21,000	15,876
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (a)(d)	184,000	181,783
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24% 01/24/31 (a)(d)	132,000	135,410
	Principal Amount	Fair Value
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (a)(d)	$24,000	$24,620
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (a)(d)	228,000	249,234
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (d)	5,000	4,831
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,977
4.85% 03/01/48	3,000	2,598
4.90% 01/15/45	8,000	7,025
5.30% 08/15/52	7,000	6,394
5.40% 03/04/44	3,000	2,819
Willis North America, Inc.
3.88% 09/15/49	4,000	2,951
Workday, Inc.
3.50% 04/01/27	17,000	16,786
3.70% 04/01/29	34,000	33,217
Zoetis, Inc.
3.90% 08/20/28	3,000	2,978
5.60% 11/16/32	37,000	39,071
Total Corporate Notes (Cost $24,993,028)		24,663,873
Non-Agency Collateralized Mortgage Obligations - 1.6%
Bank
3.18% 09/15/60	617,000	600,480
4.41% 11/15/61 (d)	320,000	319,138
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	129,460
CD Mortgage Trust
2.91% 08/15/57	246,000	228,054
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	119,583	116,546
3.78% 09/10/58	87,228	87,047
4.03% 12/10/49 (d)	78,331	73,873
COMM Mortgage Trust
3.92% 10/15/45 (h)	95,164	89,009
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	390,589
3.05% 11/10/52	493,000	461,627
3.67% 03/10/50	240,062	234,835

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.14% 03/10/51 (d)	$73,000	$69,686
4.54% 11/10/48 (d)	117,000	93,065
JPMBB Commercial Mortgage Securities Trust
4.80% 11/15/48 (d)	71,000	32,628
MASTR Alternative Loan Trust
5.00% 08/25/18 (e)	228	5
Morgan Stanley Bank of America Merrill Lynch Trust
0.29% 03/15/48 (d)(e)	1,861	1
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,308,401)		2,926,043
Municipal Bonds and Notes - 0.0%*
State of California, CA
4.60% 04/01/38 (i)	50,000	50,813
Total Municipal Bonds and Notes (Cost $50,841)		50,813
Total Bonds and Notes (Cost $76,776,219)		75,675,041
	Number of Shares
Exchange Traded & Mutual Funds - 19.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $26,972,911)	267,674	36,371,510
Total Investments in Securities (Cost $137,803,341)		180,502,956
	Number of Shares	Fair Value
Short-Term Investments - 11.2%
Dreyfus Treasury & Agency Cash Management Institutional Shares 4.20% (a)	659,662	$659,662
State Street Institutional Treasury Money Market Fund - Premier Class 4.20% (a)(j)(k)	9,472,275	9,472,275
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (a)(j)(k)	659,665	659,665
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (a)(j)(k)	9,879,613	9,879,613
Total Short-Term Investments (Cost $20,671,215)		20,671,215
Total Investments (Cost $158,474,556)		201,174,171
Liabilities in Excess of Other Assets, net - (9.0)%		(16,554,174)
NET ASSETS - 100.0%		$184,619,997

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,300	1.00%/ Quarterly	06/20/30	$(94,542)	$(67,020)	$(27,522)

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2025	11	$1,237,817	$1,270,156	$32,339
S&P 500 E-mini Index Futures	September 2025	2	606,707	625,375	18,668
5 Yr. U.S. Treasury Notes Futures	September 2025	201	21,669,684	21,909,002	239,318
					$290,325
The Fund had the following short futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2025	4	$(442,117)	$(448,500)	$(6,383)
Ultra Long-Term U.S. Treasury Bond Futures	September 2025	4	(463,742)	(476,500)	(12,758)
10 Yr. U.S. Treasury Ultra Futures	September 2025	10	(1,122,403)	(1,142,656)	(20,253)
2 Yr. U.S. Treasury Notes Futures	September 2025	16	(3,315,303)	(3,328,254)	(12,951)
					$(52,345)
During the period ended June 30, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$17,425,792	$2,140,788	$3,492,857
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $2,675,892 or 1.45% of the net assets of the Elfun Diversified Fund.
(i)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$68,053,044	$—	$—	$68,053,044
Foreign Equity	403,361	—	—	403,361
U.S. Treasuries	—	26,178,698	—	26,178,698
Agency Mortgage Backed	—	21,528,957	—	21,528,957
Agency Collateralized Mortgage Obligations	—	326,657	—	326,657
Corporate Notes	—	24,663,873	—	24,663,873
Non-Agency Collateralized Mortgage Obligations	—	2,926,043	—	2,926,043
Municipal Bonds and Notes	—	50,813	—	50,813
Exchange Traded & Mutual Funds	36,371,510	—	—	36,371,510
Short-Term Investments	20,671,215	—	—	20,671,215
Total Investments in Securities	$125,499,130	$75,675,041	$—	$201,174,171
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(27,522)	$—	$(27,522)
Long Futures Contracts - Unrealized Appreciation	290,325	—	—	290,325
Short Futures Contracts - Unrealized Depreciation	(52,345)	—	—	(52,345)
Total Other Financial Instruments	$237,980	$(27,522)	$—	$210,458
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	18.08%	0.00%	18.08%
Semiconductors	4.03%	0.04%	4.07%
Systems Software	2.99%	0.00%	2.99%
Interactive Media & Services	2.25%	0.00%	2.25%
Technology Hardware, Storage & Peripherals	2.11%	0.00%	2.11%
Broadline Retail	1.37%	0.00%	1.37%
Diversified Banks	1.12%	0.00%	1.12%
Pharmaceuticals	0.97%	0.00%	0.97%
Application Software	0.91%	0.00%	0.91%
Transaction & Payment Processing Services	0.86%	0.00%	0.86%
Healthcare Equipment	0.76%	0.00%	0.76%
Aerospace & Defense	0.75%	0.00%	0.75%
Automobile Manufacturers	0.64%	0.00%	0.64%
Consumer Staples Merchandise Retail	0.62%	0.00%	0.62%
Multi-Sector Holdings	0.58%	0.00%	0.58%
See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Industry	Domestic	Foreign	Total
Movies & Entertainment	0.55%	0.00%	0.55%
Biotechnology	0.53%	0.00%	0.53%
Electric Utilities	0.52%	0.00%	0.52%
Integrated Oil & Gas	0.47%	0.00%	0.47%
Financial Exchanges & Data	0.42%	0.00%	0.42%
Property & Casualty Insurance	0.37%	0.00%	0.37%
Investment Banking & Brokerage	0.37%	0.00%	0.37%
Asset Management & Custody Banks	0.36%	0.00%	0.36%
Restaurants	0.36%	0.00%	0.36%
IT Consulting & Other Services	0.23%	0.12%	0.35%
Soft Drinks & Non-alcoholic Beverages	0.35%	0.00%	0.35%
Household Products	0.34%	0.00%	0.34%
Hotels, Resorts & Cruise Lines	0.33%	0.00%	0.33%
Home Improvement Retail	0.32%	0.00%	0.32%
Communications Equipment	0.31%	0.00%	0.31%
Managed Healthcare	0.29%	0.00%	0.29%
Life Sciences Tools & Services	0.28%	0.00%	0.28%
Semiconductor Materials & Equipment	0.27%	0.00%	0.27%
Integrated Telecommunication Services	0.25%	0.00%	0.25%
Tobacco	0.25%	0.00%	0.25%
Industrial Machinery & Supplies & Components	0.24%	0.00%	0.24%
Oil & Gas Exploration & Production	0.24%	0.00%	0.24%
Consumer Finance	0.22%	0.00%	0.22%
Electrical Components & Equipment	0.21%	0.00%	0.21%
Multi-Utilities	0.21%	0.00%	0.21%
Insurance Brokers	0.21%	0.00%	0.21%
Construction Machinery & Heavy Transportation Equipment	0.20%	0.00%	0.20%
Building Products	0.19%	0.00%	0.19%
Industrial Gases	0.18%	0.00%	0.18%
Packaged Foods & Meats	0.17%	0.00%	0.17%
Rail Transportation	0.17%	0.00%	0.17%
Specialty Chemicals	0.15%	0.00%	0.15%
Industrial Conglomerates	0.15%	0.00%	0.15%
Healthcare Services	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.14%	0.00%	0.14%
Healthcare Distributors	0.13%	0.00%	0.13%
Passenger Ground Transportation	0.13%	0.00%	0.13%
Human Resource & Employment Services	0.12%	0.00%	0.12%
Apparel Retail	0.12%	0.00%	0.12%
Life & Health Insurance	0.11%	0.00%	0.11%
Telecom Tower REITs	0.11%	0.00%	0.11%
Environmental & Facilities Services	0.11%	0.00%	0.11%
Cable & Satellite	0.11%	0.00%	0.11%
Electronic Components	0.10%	0.00%	0.10%
Air Freight & Logistics	0.10%	0.00%	0.10%
Regional Banks	0.10%	0.00%	0.10%
Automotive Retail	0.10%	0.00%	0.10%
Data Center REITs	0.09%	0.00%	0.09%
Retail REITs	0.09%	0.00%	0.09%
Oil & Gas Refining & Marketing	0.09%	0.00%	0.09%
Trading Companies & Distributors	0.09%	0.00%	0.09%
Health Care REITs	0.09%	0.00%	0.09%
Heavy Electrical Equipment	0.09%	0.00%	0.09%
Diversified Support Services	0.08%	0.00%	0.08%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Multi-Family Residential REITs	0.07%	0.00%	0.07%
Research & Consulting Services	0.07%	0.00%	0.07%
Oil & Gas Equipment & Services	0.07%	0.00%	0.07%
Wireless Telecommunication Services	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Footwear	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.06%	0.00%	0.06%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Industry	Domestic	Foreign	Total
Electronic Equipment & Instruments	0.06%	0.00%	0.06%
Industrial REITs	0.06%	0.00%	0.06%
Independent Power Producers & Energy Traders	0.05%	0.00%	0.05%
Real Estate Services	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Passenger Airlines	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Self Storage REITs	0.05%	0.00%	0.05%
Healthcare Facilities	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.02%	0.03%	0.05%
Copper	0.04%	0.00%	0.04%
Personal Care Products	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Other Specialized REITs	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Diversified Financial Services	0.04%	0.00%	0.04%
Steel	0.03%	0.00%	0.03%
Cargo Ground Transportation	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Other Specialty Retail	0.03%	0.00%	0.03%
Healthcare Supplies	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Agricultural Products & Services	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Distillers & Vintners	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Food Distributors	0.02%	0.00%	0.02%
Commodity Chemicals	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Distributors	0.02%	0.00%	0.02%
Casinos & Gaming	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Office REITs	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Drug Retail	0.01%	0.00%	0.01%
Timber REITs	0.01%	0.00%	0.01%
Reinsurance	0.01%	0.00%	0.01%
Metal, Glass & Plastic Containers	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Advertising	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Home Furnishing Retail	0.01%	0.00%	0.01%
Single-Family Residential REITs	0.01%	0.00%	0.01%
Automotive Parts & Equipment	0.00%	0.01%	0.01%
Home Furnishings	0.00%	0.00%	0.00%***
			52.11%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.01%
Corporate Notes	12.26%
Agency Mortgage Backed	10.70%
Non-Agency Collateralized Mortgage Obligations	1.45%
Sector	Percentage (based on Fair Value)
Agency Collateralized Mortgage Obligations	0.16%
Municipal Bonds and Notes	0.03%
37.61%

See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Sector	Percentage (based on Fair Value)
Short-Term Investments	10.28%
10.28%
100.00%

***	Less than 0.005%.
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	427	$41,910	$5,370	$9,897	$2,207	$713	379	$40,303	$609
State Street Global All Cap Equity ex-U.S. Index Portfolio	340,991	39,132,093	5,790,000	15,970,000	2,483,467	4,935,950	267,674	36,371,510	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,986,770	5,986,770	6,647,952	3,162,447	—	—	9,472,275	9,472,275	161,832
State Street Institutional Treasury Plus Fund - Premier Class	5,751,543	5,751,543	350,198	5,442,076	—	—	659,665	659,665	65,130
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,332,949	6,332,949	9,460,942	5,914,278	—	—	9,879,613	9,879,613	173,343
TOTAL		$57,245,265	$22,254,462	$30,498,698	$2,485,674	$4,936,663		$56,423,366	$400,914
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Tax-Exempt Income Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.8% †
Alabama - 0.4%
Auburn University, AL Revenue
5.00% 06/01/38	$1,000,000	$1,025,908
City of Huntsville, AL GO
5.00% 12/01/44	2,330,000	2,429,096
		3,455,004
Arizona - 1.9%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/41	1,000,000	1,000,236
City of Mesa Utility System Revenue, AZ Revenue, (AG Insured)
5.00% 07/01/32	500,000	561,322
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,534,092
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	896,067
5.00% 07/01/31	2,650,000	2,747,446
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,931,549
Maricopa County Union High School District No. 216 Agua Fria, AZ GO
5.00% 07/01/43	1,275,000	1,329,980
Salt River Project Agricultural Improvement & Power District, AZ Revenue
5.00% 01/01/47	4,730,000	4,846,571
		15,847,263
Arkansas - 0.1%
City of Bentonville Sales & Use Tax Revenue, AR Revenue
5.00% 11/01/34	500,000	537,988
California - 4.9%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,102,478
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/34	1,645,000	1,687,153
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,120,628
Northern California Transmission Agency, CA Revenue
5.00% 05/01/37	3,610,000	3,630,174
Oakland Unified School District/Alameda County, CA GO, AG
5.00% 08/01/35	1,000,000	1,125,903
Oakland Unified School District/Alameda County, CA GO,
5.00% 08/01/37	890,000	906,843
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,087,367
San Diego Unified School District, CA GO
4.00% 07/01/53	1,000,000	887,895
	Principal Amount	Fair Value
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/36	$3,195,000	$3,390,658
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,500,236
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,167,378
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	524,418
State of California, CA GO
4.00% 08/01/35 - 09/01/47	5,000,000	4,776,096
5.00% 09/01/28	2,180,000	2,236,306
State of California, CA GO,
4.00% 03/01/36 (a)	20,000	21,129
5.00% 03/01/27 - 08/01/30	5,105,000	5,341,532
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,664,506
		41,170,700
Colorado - 2.6%
Adams & Arapahoe Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	2,000,000	2,047,931
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	904,376
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,468,244
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	1,000,000	957,463
5.00% 11/15/29 - 11/15/41	4,105,000	4,228,820
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,202,913
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,140,826
Colorado Health Facilities Authority, CO Revenue
4.00% 05/15/52	1,500,000	1,294,844
5.00% 05/15/34 - 05/15/35	2,400,000	2,645,708
Eagle River Water & Sanitation District Wastewater Revenue, CO Revenue, AG
4.00% 12/01/49	1,200,000	1,035,231
		21,926,356
Connecticut - 1.6%
City of New Haven, CT GO, AG
5.00% 08/01/33	1,000,000	1,118,000
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (b)	1,000,000	997,839
5.00% 07/01/33	500,000	569,411

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	$4,015,000	$3,994,550
5.00% 07/01/36	845,000	938,180
State of Connecticut, CT GO,
5.00% 09/15/26 - 03/15/30	3,500,000	3,664,870
Town of Darien, CT GO
4.00% 04/15/44	1,000,000	937,536
University of Connecticut, CT Revenue
5.00% 05/01/39	1,015,000	1,075,492
		13,295,878
Delaware - 0.3%
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	1,000,074
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	2,000,940
		3,001,014
District of Columbia - 3.9%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	9,835,183
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,140,217
5.00% 10/01/52	2,500,000	2,500,048
District of Columbia, DC GO
4.00% 06/01/35	1,000,000	997,156
District of Columbia, DC Revenue
5.00% 04/01/42 (a)	1,820,000	1,891,338
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,645,000	10,145,852
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,020,115
		32,529,909
Florida - 7.5%
Central Florida Tourism Oversight District, FL GO
5.00% 06/01/40	1,000,000	1,063,802
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,282,529
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	957,437
City of Miami, FL Revenue
5.00% 01/01/44	500,000	520,445
City of Tallahassee Energy System Revenue, FL Revenue
5.00% 10/01/36	1,000,000	1,120,067
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.25% 10/01/57	7,000,000	7,233,633
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	2,896,841
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,617,378
	Principal Amount	Fair Value
5.00% 10/01/36	$1,500,000	$1,585,904
County of Miami-Dade Seaport Department, FL Revenue, AG
4.00% 10/01/40	3,000,000	2,884,215
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	2,485,000	2,081,895
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,165,996
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	14,000,000	13,015,369
5.00% 10/01/36	1,000,000	1,110,725
Florida Development Finance Corp., FL Revenue
5.00% 07/01/35	3,250,000	3,215,941
Florida Development Finance Corp., FL Revenue, AG
5.25% 07/01/47	1,500,000	1,504,540
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	1,085,000	1,105,742
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	2,560,000	2,695,660
JEA Electric System Revenue, FL Revenue
5.00% 10/01/36	1,400,000	1,550,404
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,077,567
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	955,243
5.00% 07/01/38	1,000,000	1,083,160
State of Florida, FL GO
4.00% 07/01/51	3,950,000	3,497,393
Sumter County School Board, FL COP, AG
5.00% 01/01/35	500,000	555,946
Tampa Bay Water, FL Revenue
5.00% 10/01/32	1,000,000	1,126,065
West Palm Beach Community Redevelopment Agency, FL Tax Allocation Revenue, AG
5.00% 03/01/33	1,000,000	1,060,908
Wildwood Utility Dependent District, FL Revenue, AG
5.25% 10/01/38	1,000,000	1,080,749
		63,045,554
Georgia - 2.1%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	1,947,536
City of Atlanta Water & Wastewater Revenue, GA Revenue, AG
5.75% 11/01/30	3,000,000	3,429,337
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/45	2,000,000	2,067,219
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	983,744
Georgia Ports Authority, GA Revenue
4.00% 07/01/51	5,000,000	4,356,954

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	41

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Jackson County School District, GA GO, State Aid Withholding
5.00% 03/01/36	$750,000	$842,864
Private Colleges & Universities Authority, GA Revenue
4.00% 09/01/36 - 10/01/46	4,055,000	3,780,936
Upper Oconee Basin Water Authority, GA Revenue
5.00% 07/01/44	500,000	524,679
		17,933,269
Hawaii - 0.0%*
City & County of Honolulu, HI GO
5.00% 09/01/30	50,000	53,113
Illinois - 6.9%
Chicago Midway International Airport, IL Revenue, BAM
5.00% 01/01/33	450,000	486,960
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/35 - 01/01/48	12,175,000	12,333,397
5.25% 01/01/42	8,000,000	8,056,635
Chicago Park District, IL GO, BAM-TCRS
4.00% 01/01/41	1,000,000	907,546
Chicago Park District, IL GO
5.00% 01/01/35 - 01/01/40	1,500,000	1,580,088
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,691,192
City of Chicago Wastewater Transmission Revenue, IL Revenue, (BAM Insured)
5.00% 01/01/38	1,340,000	1,440,469
City of Chicago Wastewater Transmission Revenue, IL Revenue, AG
5.50% 01/01/62	5,035,000	5,159,254
City of Chicago Waterworks Revenue, IL Revenue
5.00% 11/01/34	1,000,000	1,101,431
Illinois Finance Authority, IL Revenue
4.00% 11/01/39	1,000,000	948,476
5.00% 04/01/35 - 10/01/41	2,000,000	2,101,759
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44 - 01/01/46	4,900,000	4,356,420
5.00% 01/01/37 - 01/01/46	5,885,000	5,902,623
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	987,306
Metropolitan Pier & Exposition Authority, IL Revenue
4.00% 12/15/27	500,000	509,579
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,509,813
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,057,709
State of Illinois, IL GO
5.00% 10/01/30 - 02/01/38	4,500,000	4,755,143
5.50% 05/01/30	2,000,000	2,116,387
		58,002,187
	Principal Amount	Fair Value
Indiana - 1.5%
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	$3,105,000	$3,176,630
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,195,058
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,162,212
5.00% 01/01/30 - 01/01/48	4,105,000	4,344,423
		12,878,323
Iowa - 0.3%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AG
4.00% 07/01/34	1,055,000	1,080,097
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,200,980
		2,281,077
Kansas - 0.3%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,300,910
Kentucky - 1.5%
Kentucky Economic Development Finance Authority, KY Revenue
5.00% 08/01/44	1,000,000	995,704
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	7,525,000	7,667,245
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	927,493
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,238,350
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/41	1,000,000	938,659
		12,767,451
Louisiana - 0.2%
Iberia Parishwide School District, LA GO
5.00% 03/01/41	1,525,000	1,606,869
Maine - 0.3%
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,841,153
Regional School Unit No. 14, ME GO,
5.00% 11/01/31	500,000	559,182
Town of Bar Harbor, ME GO
5.00% 09/01/38	575,000	632,820
		3,033,155
Maryland - 2.1%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	2,848,260
5.00% 07/01/33 - 07/01/35	2,155,000	2,197,614

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
County of Baltimore, MD GO
4.00% 03/01/40 - 03/01/41	$2,385,000	$2,333,675
5.00% 03/01/45	5,985,000	6,220,777
County of Prince George's, MD GO,
5.00% 07/15/33	1,000,000	1,054,740
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/41 - 06/01/47	3,015,000	2,816,099
		17,471,165
Massachusetts - 4.7%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,811,592
Commonwealth of Massachusetts, MA GO
5.00% 08/01/38 - 07/01/45	3,490,000	3,617,593
5.25% 04/01/42	1,950,000	1,982,670
Commonwealth of Massachusetts, MA GO,
5.00% 09/01/38	1,000,000	1,032,980
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	3,950,000	4,440,459
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,020,000	5,110,896
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,136,922
Massachusetts Development Finance Agency, MA Revenue
4.00% 02/15/36 - 10/01/46	9,515,000	8,706,082
4.00% 06/01/49 (a)	1,000,000	1,049,762
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	1,440,000	1,365,735
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	2,824,434
Massachusetts Water Resources Authority, MA Revenue
5.00% 08/01/41	1,000,000	1,072,893
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,343,078
Town of Andover, MA GO
4.00% 07/15/52	2,605,000	2,315,213
Town of East Longmeadow, MA GO
4.00% 11/01/49	1,000,000	893,230
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,239,744
		39,943,283
Michigan - 1.7%
Ann Arbor School District, MI GO,
5.00% 05/01/39	1,000,000	1,079,159
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,116,340
	Principal Amount	Fair Value
City of Lansing, MI GO, AG
5.00% 06/01/43	$1,000,000	$1,033,030
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/36	3,280,000	3,429,322
Great Lakes Water Authority Water Supply System Revenue, MI Revenue
5.00% 07/01/31	1,370,000	1,393,877
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,470,079
Michigan State University, MI Revenue
5.00% 08/15/41	600,000	636,497
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,186,501
Warren Consolidated Schools, MI GO, Q-SBLF
5.00% 05/01/35	715,000	724,510
		14,069,315
Minnesota - 2.4%
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,228,878
4.00% 12/01/41	1,125,000	1,095,421
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,424,707
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	2,500,000	2,305,704
County of Hennepin, MN GO
5.00% 12/01/38	1,000,000	1,027,056
County of St. Louis, MN GO
3.00% 12/01/31	1,545,000	1,525,249
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,266,124
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	795,010
Redwood Area Schools Independent School District No. 2897, MN GO, School District Credit Enhancement Program
4.00% 02/01/36	1,705,000	1,717,237
State of Minnesota Department of Iron Range Resources & Rehabilitation, MN Revenue
5.00% 10/01/32	1,015,000	1,137,435
State of Minnesota, MN GO
5.00% 08/01/36 - 08/01/37	3,000,000	3,205,378
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	966,134
		20,694,333
Mississippi - 0.2%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32	500,000	552,975

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	43

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
State of Mississippi, MS GO
4.00% 10/01/41	$1,000,000	$946,049
		1,499,024
Missouri - 1.0%
City of St. Louis, MO GO
5.00% 02/15/43	800,000	817,492
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 07/01/46 - 11/15/48	4,200,000	3,665,561
5.00% 04/01/35	1,500,000	1,679,044
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,118,613
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	1,395,000	1,388,553
		8,669,263
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,626,691
Nevada - 0.4%
Clark County School District, NV GO, BAM-TCRS
5.00% 06/15/37	1,000,000	1,073,301
County of Clark, NV GO
4.00% 06/01/37	2,000,000	2,000,253
		3,073,554
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	921,315
New Jersey - 5.4%
Madison Borough Board of Education, NJ GO
4.00% 08/15/41	1,000,000	972,783
New Jersey Economic Development Authority, NJ Revenue
4.00% 06/15/36	1,000,000	972,660
5.00% 06/15/41 (a)	4,250,000	4,393,642
5.00% 06/15/43	4,500,000	4,503,910
New Jersey Educational Facilities Authority, NJ Revenue
4.00% 03/01/53	1,000,000	871,353
5.00% 08/01/33	750,000	844,161
5.50% 09/01/30 - 09/01/33	13,700,000	14,023,659
New Jersey Transportation Trust Fund Authority, NJ Revenue
5.00% 12/15/34 - 06/15/45	10,295,000	10,649,087
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/43	2,500,000	2,301,464
5.00% 01/01/29 - 01/01/48	5,390,000	5,652,840
		45,185,559
New Mexico - 0.1%
County of Santa Fe, NM GO
4.00% 07/01/34	1,000,000	1,025,594
	Principal Amount	Fair Value
New York - 10.1%
City of New York, NY GO
4.00% 08/01/39	$1,155,000	$1,115,701
City of New York, NY GO,
5.00% 08/01/27 - 08/01/33	4,385,000	4,657,771
Empire State Development Corp., NY Revenue
4.00% 03/15/44	1,000,000	908,654
5.00% 03/15/54 - 03/15/57	4,000,000	4,042,038
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	4,500,000	4,058,269
5.00% 02/15/36 - 02/15/42	6,135,000	6,224,560
Hudson Yards Infrastructure Corp., NY Revenue, AG
4.00% 02/15/47	5,830,000	5,149,894
Metropolitan Transportation Authority Dedicated Tax Fund, NY Special Tax
4.00% 11/15/46	1,500,000	1,341,648
Metropolitan Transportation Authority, NY Revenue
3.38% 11/15/37	135,000	114,143
5.25% 11/15/55	1,000,000	1,006,330
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	13,535,000	12,172,053
5.00% 06/15/35 - 06/15/41	2,755,000	2,939,106
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32 - 05/01/40	3,135,000	3,325,868
New York City Transitional Finance Authority, NY Revenue
5.00% 11/01/29 - 05/01/36	2,000,000	2,189,718
5.50% 05/01/53	2,500,000	2,633,935
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	1,000,000	1,121,329
New York Power Authority, NY Revenue
4.00% 11/15/50	3,355,000	2,887,390
New York Power Authority, NY Revenue, AG
5.13% 11/15/58	2,020,000	2,049,380
New York State Dormitory Authority, NY Revenue
4.00% 03/15/35 - 03/15/47	9,075,000	8,391,989
5.00% 07/01/36	1,000,000	1,114,826
5.50% 07/01/54	1,500,000	1,580,586
New York State Dormitory Authority, NY Revenue, AG
5.00% 07/01/36	500,000	539,459
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,067,811
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,810,104
5.00% 01/01/51	810,000	798,688
New York Transportation Development Corp., NY Revenue, AG
4.50% 12/31/54	1,980,000	1,783,199
New York Transportation Development Corp., NY Revenue
5.00% 12/01/37	700,000	730,034
5.50% 06/30/39	1,000,000	1,048,007
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 07/15/38	2,000,000	2,093,756

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40 - 12/15/50	$2,185,000	$2,320,784
		85,217,030
North Carolina - 1.1%
City of Charlotte Airport Revenue, NC Revenue
4.00% 07/01/36	1,500,000	1,502,482
5.00% 07/01/48	3,000,000	3,084,775
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	2,998,496
County of Wake, NC Revenue
5.00% 05/01/31	500,000	558,199
North Carolina Turnpike Authority, NC Revenue, AG
5.00% 01/01/29	1,190,000	1,223,282
		9,367,234
Ohio - 1.1%
City of Cleveland, OH GO
5.00% 12/01/29	1,250,000	1,259,492
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,077,334
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,044,441
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,022,814
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/44	1,000,000	1,046,610
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,006,808
State of Ohio, OH Revenue
5.00% 12/15/28	760,000	774,921
		9,232,420
Oklahoma - 1.2%
City of Oklahoma City, OK GO
5.00% 03/01/28	2,975,000	3,162,134
Oklahoma Capitol Improvement Authority, OK Revenue
5.00% 07/01/30	795,000	807,778
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	2,000,000	1,855,575
5.00% 04/01/36 - 04/01/40	1,100,000	1,204,237
Tulsa Metropolitan Utility Authority, OK Revenue
4.00% 04/01/39	1,000,000	976,379
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,406,947
		10,413,050
Oregon - 2.1%
City of Bend, OR GO,
5.00% 06/01/34	1,000,000	1,142,061
	Principal Amount	Fair Value
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	$4,900,000	$5,022,169
Clackamas County School District No. 7J Lake Oswego, OR GO, School Bond Guaranty
4.00% 06/01/33	1,000,000	1,006,675
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO, School Bond Guaranty
5.00% 06/15/45	4,000,000	4,095,232
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/29 - 07/01/38	4,070,000	4,160,678
State of Oregon Department of Transportation, OR Revenue
5.00% 11/15/29	1,040,000	1,080,355
Tri-County Metropolitan Transportation District of Oregon, OR Revenue
5.00% 10/01/30	1,000,000	1,047,624
		17,554,794
Pennsylvania - 6.4%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,257,484
Bethlehem Area School District, PA GO, (BAM Insured)
5.00% 08/01/33	500,000	554,166
Bucks County Water & Sewer Authority, PA Revenue, AG
5.25% 12/01/47	1,700,000	1,781,720
Chester County Industrial Development Authority, PA Revenue, BAM
5.00% 08/01/32	1,000,000	1,088,241
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,876,367
5.00% 07/01/28 - 07/01/31	2,900,000	3,092,229
City of Philadelphia Water & Wastewater Revenue, PA Revenue
5.00% 10/01/33 - 10/01/48	13,000,000	13,283,831
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AG
5.00% 09/01/35	500,000	567,433
City of Philadelphia, PA GO
5.00% 08/01/33	500,000	561,892
City of Philadelphia, PA GO,
5.00% 05/01/35	1,000,000	1,079,462
City of Pittsburgh, PA GO
5.00% 09/01/32	750,000	811,596
Commonwealth of Pennsylvania, PA GO
4.00% 09/15/34 - 09/01/43	3,575,000	3,416,017
County of Allegheny, PA GO
5.00% 12/01/37	630,000	680,589
Lehigh County General Purpose Authority, PA Revenue
5.00% 02/01/29	850,000	903,201
Middletown Area School District, PA GO, AG, State Aid Withholding
4.00% 03/01/36	1,000,000	1,001,732
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	3,500,000	3,085,571

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	45

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
5.00% 05/01/41	$1,000,000	$990,964
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	2,500,000	2,141,955
5.25% 12/01/44	7,500,000	7,578,607
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,199,071
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,388,628
Phoenixville Area School District, PA GO, State Aid Withholding
4.00% 11/15/38	1,000,000	981,847
Temple University-of The Commonwealth System of Higher Education, PA Revenue, AG
5.00% 04/01/34	500,000	564,273
Upper Merion Area School District, PA GO, State Aid Withholding
4.00% 01/15/46	1,450,000	1,303,952
		54,190,828
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue
4.00% 09/15/37	1,000,000	976,459
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/26	2,000,000	2,011,547
		2,988,006
South Carolina - 1.3%
Anderson County School District No. 5, SC GO
5.00% 03/01/30	1,000,000	1,013,915
Beaufort County School District, SC GO
4.00% 03/01/33	2,200,000	2,264,993
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/48	1,100,000	1,127,629
Clemson University, SC Revenue
3.00% 05/01/33	1,795,000	1,698,573
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,876,874
Spartanburg County School District No. 4, SC GO
5.00% 03/01/47	2,745,000	2,818,449
		10,800,433
Tennessee - 1.9%
City of Columbia, TN GO
4.00% 12/01/44	1,000,000	923,241
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/41	1,000,000	1,039,724
City of Knoxville Wastewater System Revenue, TN Revenue
3.50% 04/01/38	3,000,000	2,769,631
City of Memphis Electric System Revenue, TN Revenue
5.00% 12/01/28	500,000	537,935
	Principal Amount	Fair Value
City of Memphis, TN GO
4.00% 05/01/38	$2,345,000	$2,303,165
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,252,646
County of Rutherford, TN GO
3.00% 04/01/35	2,000,000	1,829,090
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,005,858
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/52	3,280,000	3,322,409
		15,983,699
Texas - 7.6%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	1,550,000	1,550,901
Austin Independent School District, TX GO, Permanent School Fund
5.25% 08/01/49	1,000,000	1,042,646
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,118,885
Barbers Hill Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,500,000	1,317,328
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/31 - 08/15/40	1,000,000	1,095,266
Central Texas Turnpike System, TX Revenue
5.00% 08/15/32 - 08/15/38	3,500,000	3,843,478
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,073,907
City of Austin Electric Utility Revenue, TX Revenue
5.00% 11/15/40	500,000	533,153
City of Austin Water & Wastewater System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,122,735
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	2,500,000	2,141,496
City of El Paso Water & Sewer Revenue, TX Revenue
5.00% 03/01/34	500,000	561,497
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,558,660
City of Frisco, TX GO
5.00% 02/15/41	1,000,000	1,055,412
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/27 - 08/01/34	1,500,000	1,554,848
City of Garland Electric Utility System Revenue, TX Revenue, AG
5.00% 03/01/44	1,400,000	1,440,183

See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	$1,500,000	$1,573,765
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,118,754
City of McKinney, TX GO
4.00% 08/15/44	1,000,000	908,327
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,362,792
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/31	500,000	554,389
County of El Paso, TX GO
5.00% 02/15/32	1,025,000	1,059,324
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,671,440
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27 - 11/01/40	2,830,000	2,992,713
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	934,658
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,559,286
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	1,200,000	1,186,994
Grand Parkway Transportation Corp., TX Revenue
5.00% 10/01/37	2,145,000	2,206,235
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	778,535
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	964,356
5.00% 02/15/37 - 02/15/39	1,380,000	1,492,829
Lower Colorado River Authority, TX Revenue
5.00% 05/15/31 - 05/15/37	3,000,000	3,155,832
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	500,000	551,501
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,097,315
North Texas Tollway Authority, TX Revenue
5.00% 01/01/30 - 01/01/48	3,625,000	3,766,916
Pittsburg Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,250,000	1,096,178
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,032,975
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,130,801
San Antonio Water System, TX Revenue
5.00% 05/15/34	500,000	567,558
	Principal Amount	Fair Value
State of Texas, TX GO
4.00% 10/01/44	$1,985,000	$1,780,873
Tarrant Regional Water District Water Supply System Revenue, TX Revenue
5.00% 03/01/38	500,000	544,015
Texas A&M University, TX Revenue
5.00% 05/15/28	500,000	532,304
Texas Water Development Board, TX Revenue
5.00% 08/01/34	1,000,000	1,093,490
5.25% 10/15/51	1,500,000	1,548,894
Tomball Independent School District, TX GO, Permanent School Fund
4.00% 02/15/44	1,000,000	923,270
5.00% 02/15/48	1,700,000	1,732,659
Trinity River Authority Central Regional Wastewater System Revenue, TX Revenue
5.00% 08/01/40	500,000	535,444
Upper Trinity Regional Water District, TX Revenue, BAM
5.00% 08/01/27	530,000	553,410
		64,018,227
Utah - 2.5%
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,141,217
4.00% 03/01/47	1,000,000	897,709
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	3,976,097
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,103,718
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,099,147
Intermountain Power Agency, UT Revenue
5.00% 07/01/37 - 07/01/40	3,035,000	3,173,489
5.25% 07/01/45	1,500,000	1,538,696
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	2,975,354
University of Utah, UT Revenue
4.00% 08/01/51	1,500,000	1,294,152
5.00% 08/01/42	1,685,000	1,750,133
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	924,859
		20,874,571
Virginia - 3.4%
Alexandria Sanitation Authority, VA Revenue
5.00% 07/15/44	580,000	610,447
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	3,925,941
City of Alexandria, VA GO, State Aid Withholding
4.00% 12/15/48 - 12/15/53	7,500,000	6,678,181
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,351,305
4.25% 01/15/53	2,500,000	2,285,745

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	47

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	$3,125,000	$3,242,481
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/35 - 10/01/43	4,500,000	4,366,916
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	941,892
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,005,696
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	926,286
		28,334,890
Washington - 4.7%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	6,275,000	5,981,951
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 01/01/39 - 09/01/40	4,540,000	4,408,736
5.00% 07/01/52	3,000,000	3,029,357
City of Seattle, WA GO
4.00% 12/01/31	2,500,000	2,500,706
City of Spokane, WA GO
3.13% 12/01/33	1,260,000	1,170,187
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36 - 01/01/46	2,500,000	2,589,796
County of King, WA GO
4.00% 12/01/34	2,150,000	2,150,548
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,394,449
King County School District No. 414 Lake Washington, WA GO, School Bond Guaranty
5.00% 12/01/36	50,000	51,748
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	5,985,000	6,188,633
Snohomish County Public Utility District No. 1 Electric System Revenue, WA Revenue
5.00% 12/01/51	1,245,000	1,263,737
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	2,605,000	2,659,915
State of Washington, WA GO
4.00% 06/01/34	515,000	533,474
5.00% 02/01/36	2,300,000	2,461,902
State of Washington, WA GO,
5.00% 08/01/30	1,000,000	1,106,472
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,017,967
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	778,399
		39,287,977
	Principal Amount	Fair Value
Wisconsin - 0.5%
County of Dane, WI GO
5.00% 06/01/28	$2,340,000	$2,444,086
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	1,946,651
		4,390,737
Total Municipal Bonds and Notes (Cost $855,614,302)		832,499,012
Short-Term Investment - 0.4%
State Street Institutional Treasury Plus Fund - Premier Class 4.25% (c)(d) (Cost $3,019,356)	3,019,356	3,019,356
Total Investments (Cost $858,633,658)		835,518,368
Other Assets and Liabilities, net - 0.8%		6,761,134
NET ASSETS - 100.0%		$842,279,502
Notes to Schedule of Investments – June 30, 2025(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.

See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Abbreviations:
AG - Assured Guaranty, Inc
BAM - Build America Mutual Assurance Company

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$832,499,012	$—	$832,499,012
Short-Term Investment	3,019,356	—	—	3,019,356
Total Investments in Securities	$3,019,356	$832,499,012	$—	$835,518,368

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	2,198,910	$2,198,910	$64,540,905	$63,720,459	$—	$—	3,019,356	$3,019,356	$109,863
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	49

Elfun Income Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.6% †
U.S. Treasuries - 27.9%
U.S. Treasury Bonds
2.25%, 08/15/46	$1,476,000	$966,780
3.00%, 08/15/48	2,766,000	2,045,543
4.13%, 08/15/53	782,000	698,668
4.38%, 08/15/43	1,556,000	1,483,549
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	2,369,924	2,399,595
1.88%, 07/15/34	3,509,350	3,514,285
U.S. Treasury Notes
0.75%, 01/31/28	3,248,000	3,013,281
1.63%, 05/15/31	841,000	741,657
2.63%, 02/15/29	1,476,000	1,421,342
3.50%, 04/30/28	886,000	881,224
3.88%, 12/31/27 - 08/15/33	667,100	665,878
4.13%, 02/15/27 - 07/31/31	2,327,000	2,341,038
4.19%, 12/31/25	2,284,000	2,284,000
4.25%, 10/15/25	874,900	874,592
4.30%, 09/30/25	3,022,000	3,026,722
4.44%, 07/31/25	1,831,400	1,825,105
4.50%, 05/15/27	2,105,000	2,132,793
4.63%, 09/30/28 - 05/31/31	4,569,000	4,729,719
		35,045,771
Agency Mortgage Backed - 29.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,501,499	3,124,805
4.50%, 06/01/33 - 02/01/35 (a)	2,098	2,109
5.00%, 07/01/35 (a)	35,581	36,175
5.50%, 01/01/38 - 04/01/39 (a)	53,456	55,275
6.00%, 06/01/33 - 11/01/37 (a)	118,652	124,144
7.00%, 01/01/27 - 08/01/36 (a)	24,808	26,740
7.50%, 11/01/29 - 09/01/33 (a)	4,007	4,156
8.00%, 11/01/30 (a)	1,210	1,250
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,743,618	2,277,020
3.50%, 08/01/45 - 01/01/48 (a)	2,824,222	2,602,009
4.00%, 01/01/41 - 01/01/50 (a)	1,472,883	1,400,440
4.50%, 07/01/33 - 12/01/48 (a)	751,105	737,220
5.00%, 03/01/34 - 05/01/39 (a)	76,242	77,386
5.50%, 12/01/32 - 01/01/39 (a)	196,204	202,735
6.00%, 01/01/29 - 05/01/41 (a)	427,852	445,150
6.50%, 08/01/28 - 08/01/36 (a)	17,699	18,639
7.00%, 10/01/32 - 12/01/33 (a)	4,727	5,040
	Principal Amount	Fair Value
7.50%, 12/01/26 - 03/01/33 (a)	$11,530	$11,895
8.00%, 09/01/25 - 10/01/31 (a)	464	470
8.50%, 04/01/30 (a)	489	520
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	761	773
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	2,917,947	2,643,533
3.50%, 08/20/48 (a)	538,281	497,211
4.00%, 01/20/41 - 04/20/43 (a)	472,429	455,371
4.50%, 08/15/33 - 03/20/41 (a)	211,321	210,408
5.00%, 08/15/33 (a)	11,043	11,242
6.00%, 04/15/27 - 04/15/35 (a)	64,434	67,177
6.50%, 04/15/28 - 09/15/36 (a)	24,985	26,090
7.00%, 03/15/28 - 10/15/36 (a)	13,779	14,669
7.50%, 10/15/28 (a)	3,208	3,256
8.00%, 09/15/27 - 06/15/30 (a)	7,712	7,772
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.55%, 05/20/64 (a)(b)(c)	2,316,610	71,568
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/54 (d)	4,401,092	3,482,927
2.50%, 07/01/55 (d)	5,850,047	4,851,122
3.00%, 07/01/54 (d)	3,061,199	2,647,980
3.50%, 07/01/54 (d)	3,442,180	3,099,150
6.00%, 07/01/54 (d)	3,799,537	3,861,583
6.50%, 07/01/54 (d)	3,599,722	3,716,101
		36,821,111
Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	701,249
4.05%, 09/25/28 (a)(b)	300,000	299,753
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	9,312	1,049
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	85	81
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(b)(c)	433,503	18,065
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	11,076	9,108

See Notes to Schedules of Investments and Notes to Financial Statements.
50	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.50%, 08/25/35 - 01/25/36 (a)(c)	$19,237	$2,365
5.00%, 03/25/38 - 05/25/38 (a)(c)	12,830	1,974
5.50%, 12/25/33 (a)(c)	3,541	545
6.00%, 01/25/35 (a)(c)	13,717	2,213
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(b)(c)	86,733	2,278
5.00%, 02/25/40 - 09/25/40 (a)(c)	13,327	1,119
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.58%, 07/25/38 (a)(b)(c)	11,859	995
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.13%, 11/25/41 (a)(b)(c)	1,214,477	135,217
		1,176,011
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	30,003	29,658
Corporate Notes - 33.1%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	127,000	124,173
Abbott Laboratories
3.75%, 11/30/26 (a)	17,000	16,949
4.90%, 11/30/46 (a)	39,000	36,895
AbbVie, Inc.
3.20%, 11/21/29 (a)	51,000	48,771
4.05%, 11/21/39 (a)	26,000	22,780
4.25%, 11/21/49 (a)	42,000	34,608
4.30%, 05/14/36 (a)	24,000	22,631
4.40%, 11/06/42 (a)	22,000	19,326
4.63%, 10/01/42 (a)	3,000	2,705
4.70%, 05/14/45 (a)	7,000	6,269
4.88%, 11/14/48 (a)	4,000	3,624
5.05%, 03/15/34 (a)	71,000	72,298
5.40%, 03/15/54 (a)	28,000	27,231
5.50%, 03/15/64 (a)	33,000	32,006
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	36,000	30,118
AEP Texas, Inc.
3.45%, 05/15/51 (a)	66,000	44,229
5.70%, 05/15/34 (a)	93,000	95,049
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	30,000	28,987
Aircastle Ltd.
4.25%, 06/15/26 (a)	38,000	37,827
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	218,804
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	20,000	16,007
2.95%, 03/15/34 (a)	35,000	29,533
3.55%, 03/15/52 (a)	32,000	21,543
4.70%, 07/01/30 (a)	7,000	6,998
	Principal Amount	Fair Value
Allstate Corp.
4.20%, 12/15/46 (a)	$34,000	$27,767
Allstate Corp. (7.53% fixed rate until 07/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.53%, 08/15/53 (a)(b)	50,000	49,954
Alphabet, Inc.
4.00%, 05/15/30 (a)	30,000	30,015
4.50%, 05/15/35 (a)	82,000	80,905
5.25%, 05/15/55 (a)	40,000	39,380
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	26,000	20,529
4.00%, 02/04/61 (a)	7,000	4,936
4.25%, 08/09/42 (a)	2,000	1,629
4.45%, 05/06/50 (a)	14,000	10,986
4.50%, 05/02/43 (a)	9,000	7,499
Amazon.com, Inc.
1.50%, 06/03/30 (a)	15,000	13,269
2.50%, 06/03/50 (a)	19,000	11,417
2.70%, 06/03/60 (a)	14,000	8,038
2.88%, 05/12/41 (a)	35,000	26,119
3.15%, 08/22/27 (a)	5,000	4,918
3.25%, 05/12/61 (a)	22,000	14,323
4.05%, 08/22/47 (a)	8,000	6,611
4.25%, 08/22/57 (a)	2,000	1,639
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	20,000	18,059
American Honda Finance Corp.
5.85%, 10/04/30 (a)	127,000	134,238
American Tower Corp.
1.50%, 01/31/28 (a)	65,000	60,540
2.90%, 01/15/30 (a)	22,000	20,499
3.70%, 10/15/49 (a)	14,000	10,231
3.80%, 08/15/29 (a)	27,000	26,253
American Water Capital Corp.
2.95%, 09/01/27 (a)	19,000	18,537
5.45%, 03/01/54 (a)	91,000	87,992
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	66,000	64,625
Amgen, Inc.
2.00%, 01/15/32 (a)	40,000	34,139
2.45%, 02/21/30 (a)	9,000	8,243
3.00%, 01/15/52 (a)	25,000	16,083
3.15%, 02/21/40 (a)	45,000	34,641
5.51%, 03/02/26 (a)	69,000	69,003
5.60%, 03/02/43 (a)	38,000	37,689
5.65%, 03/02/53 (a)	35,000	34,186
5.75%, 03/02/63 (a)	33,000	32,083
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	58,000	56,591
4.90%, 02/01/46 (a)	28,000	25,648
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	31,000	29,913
5.55%, 01/23/49 (a)	31,000	30,808

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	51

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	$40,000	$24,725
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	70,000	73,021
Apple, Inc.
2.65%, 02/08/51 (a)	58,000	36,031
2.80%, 02/08/61 (a)	26,000	15,388
2.95%, 09/11/49 (a)	16,000	10,742
3.35%, 02/09/27 (a)	8,000	7,921
3.45%, 02/09/45 (a)	35,000	27,151
3.85%, 08/04/46 (a)	25,000	20,239
4.85%, 05/10/53 (a)	98,000	93,272
Applied Materials, Inc.
4.35%, 04/01/47 (a)	14,000	11,990
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	9,000	6,816
4.65%, 09/13/29 (a)	200,000	199,518
ArcelorMittal SA
4.55%, 03/11/26 (a)	161,000	160,699
6.00%, 06/17/34 (a)	59,000	61,879
6.35%, 06/17/54 (a)	100,000	101,261
6.80%, 11/29/32 (a)	22,000	24,182
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	12,000	11,784
ARES Capital Corp.
2.88%, 06/15/28 (a)	77,000	72,563
3.25%, 07/15/25 (a)	168,000	167,830
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	26,000	18,072
Ascension Health
4.85%, 11/15/53 (a)	41,000	36,394
Ashtead Capital, Inc.
5.55%, 05/30/33 (a)(g)	245,000	247,477
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	57,000	53,448
5.00%, 02/26/34 (a)	47,000	47,919
AstraZeneca PLC
3.00%, 05/28/51 (a)	30,000	20,084
4.00%, 01/17/29 (a)	7,000	6,972
4.38%, 08/17/48 (a)	3,000	2,562
AT&T, Inc.
2.75%, 06/01/31 (a)	245,000	222,019
3.55%, 09/15/55 (a)	17,000	11,467
3.65%, 06/01/51 (a)	120,000	85,104
3.85%, 06/01/60 (a)	42,000	29,366
4.35%, 03/01/29 (a)	34,000	34,071
4.50%, 05/15/35 (a)	31,000	29,536
4.55%, 03/09/49 (a)	14,000	11,631
4.75%, 05/15/46 (a)	8,000	6,981
4.85%, 03/01/39 (a)	24,000	22,693
5.40%, 02/15/34 (a)	93,000	95,705
Athene Holding Ltd.
4.13%, 01/12/28 (a)	17,000	16,832
6.15%, 04/03/30 (a)	37,000	39,261
Atmos Energy Corp.
6.20%, 11/15/53 (a)	39,000	42,192
AutoNation, Inc.
5.89%, 03/15/35 (a)	85,000	86,176
	Principal Amount	Fair Value
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	$54,000	$53,180
Bank of America Corp.
3.25%, 10/21/27 (a)	25,000	24,525
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	82,000	76,864
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	58,000	37,460
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	20,000	19,546
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	53,000	52,381
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	54,000	49,402
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	31,000	24,284
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	25,000	22,773
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	5,000	4,986
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	150,000	153,055
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	154,000	158,196
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	133,000	140,368
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	27,000	26,844
BAT Capital Corp.
2.73%, 03/25/31 (a)	34,000	30,635
4.39%, 08/15/37 (a)	22,000	19,682

See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.54%, 08/15/47 (a)	$8,000	$6,463
6.00%, 02/20/34 (a)	56,000	59,014
Baxter International, Inc.
1.92%, 02/01/27 (a)	109,000	104,960
2.27%, 12/01/28 (a)	39,000	36,307
2.54%, 02/01/32 (a)	17,000	14,829
3.95%, 04/01/30 (a)	32,000	31,266
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	7,000	4,405
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	21,000	20,760
4.67%, 06/06/47 (a)	5,000	4,289
4.69%, 12/15/44 (a)	3,000	2,609
5.11%, 02/08/34 (a)	93,000	93,153
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	34,000	32,996
4.25%, 10/15/50 (a)	30,000	23,982
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	75,000	48,430
4.25%, 01/15/49 (a)	14,000	11,834
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	37,000	36,999
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	41,000	41,974
5.50%, 09/08/53 (a)	11,000	10,882
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	99,000	102,327
Block Financial LLC
2.50%, 07/15/28 (a)	32,000	30,164
3.88%, 08/15/30 (a)	8,000	7,606
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	22,000	22,243
Boeing Co.
2.20%, 02/04/26 (a)	70,000	68,920
2.70%, 02/01/27 (a)	57,000	55,390
2.95%, 02/01/30 (a)	13,000	12,055
3.75%, 02/01/50 (a)	16,000	11,301
5.04%, 05/01/27 (a)	84,000	84,633
5.15%, 05/01/30 (a)	46,000	46,845
5.81%, 05/01/50 (a)	85,000	81,546
Boston Properties LP
3.40%, 06/21/29 (a)	54,000	51,207
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,800
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	32,000	20,541
3.38%, 02/08/61 (a)	40,000	25,809
4.81%, 02/13/33 (a)	52,000	51,925
5.23%, 11/17/34 (a)	175,000	177,924
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 09/22/25 (a)(b)	12,000	11,972
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	37,000	36,612
	Principal Amount	Fair Value
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	$26,000	$22,498
2.35%, 11/13/40 (a)	15,000	10,301
3.40%, 07/26/29 (a)	8,000	7,752
3.55%, 03/15/42 (a)	18,000	14,209
4.13%, 06/15/39 (a)	21,000	18,655
4.25%, 10/26/49 (a)	21,000	17,005
4.35%, 11/15/47 (a)	2,000	1,671
4.55%, 02/20/48 (a)	2,000	1,719
5.20%, 02/22/34 (a)	85,000	87,029
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	46,000	43,496
3.90%, 03/15/27 (a)	8,000	7,929
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	17,000	14,340
3.42%, 04/15/33 (a)(g)	117,000	105,974
4.15%, 11/15/30 (a)	19,000	18,694
4.30%, 11/15/32 (a)	27,000	26,169
4.93%, 05/15/37 (a)(g)	22,000	21,339
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,759
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	2,000	1,982
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	23,000	19,007
4.55%, 09/01/44 (a)	34,000	30,095
Campbell's Co.
5.40%, 03/21/34 (a)	50,000	50,775
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	16,000	15,845
4.95%, 06/01/47 (a)	14,000	11,952
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	58,000	55,991
3.10%, 12/02/51 (a)	17,000	11,170
3.50%, 05/01/50 (a)	19,000	13,536
Capital One Financial Corp.
3.75%, 07/28/26 (a)	47,000	46,562
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	51,000	43,156
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	23,000	23,508
Carrier Global Corp.
2.72%, 02/15/30 (a)	26,000	24,186
3.58%, 04/05/50 (a)	21,000	15,421
5.90%, 03/15/34 (a)	63,000	67,074
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	22,000	19,012
3.75%, 02/15/52 (a)	30,000	20,376
Centene Corp.
3.00%, 10/15/30 (a)	22,000	19,660
4.25%, 12/15/27 (a)	411,000	404,901
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	48,000	42,840
CGI, Inc.
4.95%, 03/14/30 (a)(g)	213,000	215,211
Charles Schwab Corp.
2.45%, 03/03/27 (a)	277,000	269,233
2.90%, 03/03/32 (a)	20,000	17,987

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	53

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	$58,000	$53,731
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	106,000	109,833
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	84,000	90,838
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	37,000	26,849
3.70%, 04/01/51 (a)	125,000	83,316
4.80%, 03/01/50 (a)	57,000	45,650
6.55%, 06/01/34 (a)	145,000	154,625
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	85,000	87,091
Chevron Corp.
2.24%, 05/11/30 (a)	9,000	8,221
Chevron USA, Inc.
3.85%, 01/15/28 (a)	43,000	42,908
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	18,000	15,573
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	122,000	106,353
Cigna Group
2.40%, 03/15/30 (a)	19,000	17,334
3.40%, 03/15/50 (a)	8,000	5,423
4.38%, 10/15/28 (a)	7,000	7,009
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	69,000	66,873
5.35%, 02/26/64 (a)	69,000	66,548
5.90%, 02/15/39 (a)	12,000	12,916
Citigroup, Inc.
4.45%, 09/29/27 (a)	7,000	7,004
4.65%, 07/23/48 (a)	54,000	46,577
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	56,000	49,610
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	20,000	18,707
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	12,000	10,339
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(b)	132,000	135,530
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	50,000	52,205
	Principal Amount	Fair Value
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	$77,000	$75,947
Clorox Co.
1.80%, 05/15/30 (a)	31,000	27,393
CME Group, Inc.
2.65%, 03/15/32 (a)	24,000	21,493
CMS Energy Corp.
4.88%, 03/01/44 (a)	49,000	43,739
Coca-Cola Co.
2.60%, 06/01/50 (a)	25,000	15,410
2.75%, 06/01/60 (a)	17,000	10,117
Comcast Corp.
2.65%, 08/15/62 (a)	19,000	9,909
2.94%, 11/01/56 (a)	27,000	15,850
2.99%, 11/01/63 (a)	19,000	10,683
3.20%, 07/15/36 (a)	23,000	19,213
3.25%, 11/01/39 (a)	31,000	24,252
3.97%, 11/01/47 (a)	28,000	21,519
4.15%, 10/15/28 (a)	21,000	20,963
5.65%, 06/01/54 (a)	80,000	77,770
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	7,000	6,695
ConocoPhillips Co.
5.55%, 03/15/54 (a)	49,000	46,811
5.70%, 09/15/63 (a)	49,000	46,939
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	11,000	10,571
3.88%, 06/15/47 (a)	13,000	9,979
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	55,000	52,251
4.50%, 05/09/47 (a)	21,000	17,442
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	32,000	34,431
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	38,000	31,951
COPT Defense Properties LP
2.00%, 01/15/29 (a)	39,000	35,529
2.25%, 03/15/26 (a)	32,000	31,397
2.75%, 04/15/31 (a)	90,000	79,623
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	109,000	102,312
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	146,000	147,207
5.90%, 02/15/55 (a)	75,000	69,810
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	600,000	566,604
Crown Castle, Inc.
2.90%, 03/15/27 (a)	88,000	85,661
3.30%, 07/01/30 (a)	72,000	67,382
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	54,000	52,616
5.11%, 04/03/34 (a)(g)	17,000	17,264
5.42%, 04/03/54 (a)(g)	8,000	7,544
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	41,000	34,607
CVS Health Corp.
3.00%, 08/15/26 (a)	31,000	30,511

See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
3.63%, 04/01/27 (a)	$27,000	$26,656
3.75%, 04/01/30 (a)	20,000	19,183
4.30%, 03/25/28 (a)	2,000	1,992
4.78%, 03/25/38 (a)	15,000	13,762
5.13%, 07/20/45 (a)	18,000	15,920
5.30%, 06/01/33 - 12/05/43 (a)	75,000	72,310
5.88%, 06/01/53 (a)	9,000	8,602
6.00%, 06/01/63 (a)	8,000	7,642
6.05%, 06/01/54 (a)	23,000	22,531
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	89,000	91,983
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (a)(g)	155,000	134,475
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	310,512
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	191,898
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	138,697
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	22,000	20,543
3.25%, 11/15/39 (a)	14,000	11,231
3.40%, 11/15/49 (a)	4,000	2,845
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	30,000	27,497
4.40%, 03/24/51 (a)	13,000	10,044
5.40%, 04/18/34 (a)	117,000	117,294
5.75%, 04/18/54 (a)	42,000	38,992
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	156,000	111,270
Digital Realty Trust LP
3.60%, 07/01/29 (a)	38,000	36,835
Discovery Communications LLC
3.95%, 03/20/28 (a)	12,000	11,462
Dollar General Corp.
3.50%, 04/03/30 (a)	14,000	13,288
4.13%, 04/03/50 (a)	21,000	15,804
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	45,000	42,788
Dover Corp.
2.95%, 11/04/29 (a)	22,000	20,735
Dow Chemical Co.
2.10%, 11/15/30 (a)	17,000	14,988
3.60%, 11/15/50 (a)	19,000	12,869
5.15%, 02/15/34 (a)	44,000	44,023
5.55%, 11/30/48 (a)	12,000	11,011
6.30%, 03/15/33 (a)	41,000	44,116
DR Horton, Inc.
5.50%, 10/15/35 (a)	55,000	56,001
DTE Energy Co.
2.85%, 10/01/26 (a)	15,000	14,732
	Principal Amount	Fair Value
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	$15,000	$11,718
Duke Energy Corp.
2.55%, 06/15/31 (a)	67,000	59,711
3.30%, 06/15/41 (a)	61,000	45,798
3.50%, 06/15/51 (a)	52,000	35,694
3.75%, 09/01/46 (a)	87,000	64,350
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	20,000	16,344
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	2,000	2,016
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	38,000	36,876
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	56,000	53,621
Eastman Chemical Co.
4.65%, 10/15/44 (a)	25,000	21,128
Eaton Corp.
3.10%, 09/15/27 (a)	10,000	9,817
Edison International
5.75%, 06/15/27 (a)	10,000	10,071
EIDP, Inc.
2.30%, 07/15/30 (a)	16,000	14,575
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	31,000	26,907
Elevance Health, Inc.
2.88%, 09/15/29 (a)	13,000	12,245
3.60%, 03/15/51 (a)	15,000	10,558
3.70%, 09/15/49 (a)	15,000	10,744
5.13%, 02/15/53 (a)	11,000	9,811
5.65%, 06/15/54 (a)	32,000	30,679
6.10%, 10/15/52 (a)	21,000	21,389
Eli Lilly & Co.
5.00%, 02/09/54 (a)	16,000	14,951
5.10%, 02/09/64 (a)	67,000	62,275
Emerson Electric Co.
1.80%, 10/15/27 (a)	16,000	15,239
2.75%, 10/15/50 (a)	18,000	11,301
Enbridge, Inc.
1.60%, 10/04/26 (a)	104,000	100,502
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	59,000	58,637
Energy Transfer LP
5.25%, 07/01/29 (a)	330,000	338,220
5.30%, 04/01/44	17,000	15,202
5.30%, 04/15/47 (a)	25,000	22,022
5.35%, 05/15/45	35,000	31,572
5.75%, 02/15/33 (a)	64,000	66,435
5.95%, 05/15/54 (a)	22,000	20,907
6.10%, 12/01/28 (a)	89,000	93,495
6.40%, 12/01/30 (a)	36,000	38,830
6.50%, 02/01/42 (a)	21,000	21,810
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	40,000	32,446
4.85%, 01/31/34 (a)	149,000	148,477

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	55

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	$11,000	$10,874
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,993
5.10%, 01/15/36 (a)	5,000	4,956
Equinix, Inc.
1.25%, 07/15/25 (a)	53,000	52,903
2.15%, 07/15/30 (a)	38,000	33,809
ERP Operating LP
4.50%, 07/01/44 (a)	12,000	10,418
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	14,000	8,676
Exelon Corp.
4.05%, 04/15/30 (a)	45,000	44,295
4.45%, 04/15/46 (a)	30,000	24,924
4.70%, 04/15/50 (a)	30,000	25,327
5.60%, 03/15/53 (a)	85,000	81,698
Expand Energy Corp.
6.75%, 04/15/29 (g)	294,000	297,693
Expedia Group, Inc.
5.40%, 02/15/35 (a)	65,000	65,443
Extra Space Storage LP
2.20%, 10/15/30 (a)	31,000	27,382
3.90%, 04/01/29 (a)	20,000	19,583
5.90%, 01/15/31 (a)	91,000	96,181
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	28,000	19,842
FedEx Corp.
4.10%, 02/01/45 (a)(g)	55,000	42,020
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	40,000	24,838
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	3,000	2,205
FirstEnergy Corp.
3.40%, 03/01/50 (a)	40,000	27,158
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	53,000	44,954
Fiserv, Inc.
3.50%, 07/01/29 (a)	9,000	8,666
4.40%, 07/01/49 (a)	9,000	7,368
Florida Power & Light Co.
4.13%, 02/01/42 (a)	21,000	17,855
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	25,000	21,880
Flowserve Corp.
2.80%, 01/15/32 (a)	37,000	32,201
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	250,000	243,237
Fox Corp.
6.50%, 10/13/33 (a)	93,000	100,574
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	94,000	92,175
General Dynamics Corp.
4.25%, 04/01/50 (a)	18,000	15,143
	Principal Amount	Fair Value
General Mills, Inc.
3.00%, 02/01/51 (a)	$17,000	$10,871
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,715
5.40%, 04/01/48 (a)	4,000	3,480
6.80%, 10/01/27 (a)	19,000	19,786
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	56,000	54,973
2.35%, 01/08/31 (a)	24,000	20,779
5.25%, 03/01/26 (a)	19,000	19,029
5.85%, 04/06/30 (a)	156,000	161,182
6.10%, 01/07/34 (a)	140,000	144,134
Genuine Parts Co.
2.75%, 02/01/32 (a)	22,000	19,177
Georgia Power Co.
5.25%, 03/15/34 (a)	194,000	197,892
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	20,000	14,343
2.95%, 03/01/27 (a)	2,000	1,964
3.65%, 03/01/26 (a)	12,000	11,934
4.15%, 03/01/47 (a)	11,000	8,990
4.60%, 09/01/35 (a)	24,000	23,311
5.25%, 10/15/33 (a)	23,000	23,771
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	30,000	29,131
Goldman Sachs Group, Inc.
5.15%, 05/22/45 (a)	12,000	10,787
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	52,000	50,213
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	25,000	21,834
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	21,000	15,011
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	31,000	23,171
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	50,000	38,144
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	12,000	11,803
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	14,000	12,202

See Notes to Schedules of Investments and Notes to Financial Statements.
56	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	$21,000	$20,882
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	37,000	36,024
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	58,000	57,499
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	246,447
Halliburton Co.
5.00%, 11/15/45 (a)	12,000	10,621
Hartford Insurance Group, Inc. (6.71% fixed rate until 07/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71%, 02/12/67 (a)(b)(g)	35,000	32,482
HCA, Inc.
3.13%, 03/15/27 (a)	76,000	74,421
3.38%, 03/15/29 (a)	46,000	44,142
3.50%, 09/01/30 (a)	25,000	23,638
3.63%, 03/15/32 (a)	22,000	20,276
4.63%, 03/15/52 (a)	49,000	39,382
5.60%, 04/01/34 (a)	78,000	79,887
5.75%, 03/01/35 (a)	62,000	63,744
6.00%, 04/01/54 (a)	28,000	27,376
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	31,000	27,770
3.20%, 06/01/50 (a)(g)	13,000	8,390
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	17,000	14,564
Hess Corp.
5.60%, 02/15/41 (a)	3,000	2,979
5.80%, 04/01/47 (a)	2,000	1,987
Highwoods Realty LP
4.13%, 03/15/28 (a)	12,000	11,759
4.20%, 04/15/29 (a)	31,000	30,150
7.65%, 02/01/34 (a)	6,000	6,784
Home Depot, Inc.
2.70%, 04/15/30 (a)	12,000	11,209
3.35%, 04/15/50 (a)	25,000	17,536
3.50%, 09/15/56 (a)	14,000	9,734
3.90%, 06/15/47 (a)	9,000	7,082
4.50%, 12/06/48 (a)	9,000	7,716
4.95%, 06/25/34 - 09/15/52 (a)	49,000	47,920
5.30%, 06/25/54 (a)	13,000	12,475
5.40%, 06/25/64 (a)	56,000	53,465
Honeywell International, Inc.
1.75%, 09/01/31 (a)	35,000	29,872
2.70%, 08/15/29 (a)	3,000	2,830
5.25%, 03/01/54 (a)	162,000	153,623
Hormel Foods Corp.
1.80%, 06/11/30 (a)	47,000	41,793
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	312,616
	Principal Amount	Fair Value
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	$200,000	$176,828
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	200,000	199,816
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	463,879
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	212,667
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	53,000	48,508
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	136,000	139,299
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	52,000	53,070
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	44,000	40,956
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	286,000	291,926
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	200,000	197,560
5.50%, 02/01/30 (a)(g)	289,000	297,728
5.88%, 07/01/34 (a)(g)	233,000	238,855
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	30,000	19,652
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	73,000	76,430
Ingredion, Inc.
3.90%, 06/01/50 (a)	11,000	8,069
Intel Corp.
2.00%, 08/12/31 (a)	40,000	34,368
2.80%, 08/12/41 (a)	46,000	30,898
3.10%, 02/15/60 (a)	17,000	9,517
5.63%, 02/10/43 (a)	14,000	13,291
5.70%, 02/10/53 (a)	14,000	13,017
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	12,000	8,683
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	117,000	116,748
Intuit, Inc.
5.50%, 09/15/53 (a)	49,000	48,608
ITC Holdings Corp.
2.95%, 05/14/30 (g)	75,000	69,725

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	57

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53	$104,000	$110,794
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28	85,000	87,114
5.75%, 04/01/33	22,000	22,622
6.75%, 03/15/34	81,000	88,449
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (g)	105,000	108,776
Jefferies Financial Group, Inc.
5.88%, 07/21/28	84,000	87,120
Johnson & Johnson
3.63%, 03/03/37	11,000	9,832
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (b)	93,000	90,852
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (b)	51,000	47,143
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (b)	41,000	30,944
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (b)	17,000	14,997
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (b)	113,000	89,194
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (b)	20,000	19,817
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (b)	11,000	8,912
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (b)	113,000	112,788
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (b)	146,000	149,339
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (b)	$136,000	$140,136
Kaiser Foundation Hospitals
3.27%, 11/01/49	154,000	106,570
Kenvue, Inc.
4.90%, 03/22/33	26,000	26,359
5.05%, 03/22/53	31,000	28,788
5.20%, 03/22/63	18,000	16,656
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30	25,000	23,568
3.80%, 05/01/50	21,000	15,517
Kinder Morgan Energy Partners LP
5.00%, 03/01/43	12,000	10,684
6.38%, 03/01/41	12,000	12,448
Kinder Morgan, Inc.
1.75%, 11/15/26	115,000	111,192
5.05%, 02/15/46	11,000	9,724
5.20%, 06/01/33	22,000	22,120
KLA Corp.
3.30%, 03/01/50	25,000	17,330
Kraft Heinz Foods Co.
5.20%, 07/15/45	47,000	42,592
Kyndryl Holdings, Inc.
2.05%, 10/15/26	53,000	51,361
L3Harris Technologies, Inc.
3.85%, 12/15/26	19,000	18,892
Las Vegas Sands Corp.
5.90%, 06/01/27	108,000	110,273
6.20%, 08/15/34	61,000	62,318
Leidos, Inc.
4.38%, 05/15/30	100,000	98,615
5.40%, 03/15/32	60,000	61,400
5.50%, 03/15/35	75,000	76,141
5.75%, 03/15/33	50,000	52,160
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (g)	9,000	6,032
Lockheed Martin Corp.
4.50%, 05/15/36	20,000	19,240
Lowe's Cos., Inc.
1.30%, 04/15/28	14,000	12,958
1.70%, 09/15/28 - 10/15/30	47,000	42,995
3.00%, 10/15/50	25,000	15,627
3.70%, 04/15/46	2,000	1,488
4.05%, 05/03/47	19,000	14,785
5.63%, 04/15/53	38,000	36,565
LYB International Finance III LLC
1.25%, 10/01/25	18,000	17,827
3.63%, 04/01/51	25,000	16,701
3.80%, 10/01/60	8,000	5,178
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (b)	187,000	184,376
Mars, Inc.
4.80%, 03/01/30 (g)	87,000	88,136
5.20%, 03/01/35 (g)	93,000	94,095
5.70%, 05/01/55 (g)	87,000	86,782

See Notes to Schedules of Investments and Notes to Financial Statements.
58	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	$25,000	$15,683
Marvell Technology, Inc.
5.95%, 09/15/33	63,000	66,500
McCormick & Co., Inc.
1.85%, 02/15/31	15,000	13,009
3.25%, 11/15/25	174,000	172,763
McDonald's Corp.
3.60%, 07/01/30	35,000	33,860
3.63%, 09/01/49	8,000	5,807
4.88%, 12/09/45	11,000	9,918
Medtronic Global Holdings SCA
4.50%, 03/30/33	47,000	46,461
Medtronic, Inc.
4.63%, 03/15/45	2,000	1,798
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	53,000	42,191
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (g)	245,000	245,524
Merck & Co., Inc.
1.90%, 12/10/28	69,000	64,375
2.45%, 06/24/50	38,000	22,251
2.75%, 12/10/51	24,000	14,746
2.90%, 12/10/61	10,000	5,829
4.00%, 03/07/49	8,000	6,365
5.00%, 05/17/53	8,000	7,355
Meritage Homes Corp.
3.88%, 04/15/29 (g)	182,000	175,519
Meta Platforms, Inc.
3.85%, 08/15/32	97,000	93,284
4.45%, 08/15/52	53,000	44,668
MetLife, Inc.
4.72%, 12/15/44	18,000	16,017
Micron Technology, Inc.
3.37%, 11/01/41	36,000	26,464
3.48%, 11/01/51	49,000	33,326
5.30%, 01/15/31	102,000	104,404
5.65%, 11/01/32	60,000	62,357
5.80%, 01/15/35	245,000	253,105
Microsoft Corp.
2.40%, 08/08/26	20,000	19,664
2.68%, 06/01/60	6,000	3,545
2.92%, 03/17/52	50,000	33,171
3.50%, 02/12/35	15,000	14,014
Mid-America Apartments LP
2.88%, 09/15/51	39,000	24,570
Mizuho Financial Group, Inc.
2.84%, 09/13/26	289,000	284,084
Molson Coors Beverage Co.
4.20%, 07/15/46	6,000	4,787
Morgan Stanley
3.97%, 07/22/38 (b)	18,000	15,674
4.35%, 09/08/26	57,000	56,920
4.38%, 01/22/47	17,000	14,501
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (b)	43,000	41,719
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (b)	$158,000	$134,232
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (b)	113,000	69,865
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (b)	43,000	43,977
MPLX LP
2.65%, 08/15/30	25,000	22,632
5.20%, 12/01/47	6,000	5,231
Mylan, Inc.
5.20%, 04/15/48	11,000	8,728
Nasdaq, Inc.
5.95%, 08/15/53	17,000	17,338
6.10%, 06/28/63	22,000	22,488
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (b)(g)	254,000	224,104
NetApp, Inc.
5.50%, 03/17/32	112,000	115,521
Netflix, Inc.
4.90%, 08/15/34	47,000	47,896
5.40%, 08/15/54	28,000	27,614
Nevada Power Co.
6.00%, 03/15/54	29,000	29,510
Newmont Corp.
4.88%, 03/15/42	17,000	15,824
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (b)	25,000	24,829
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	46,000	40,933
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (g)	39,000	37,514
NIKE, Inc.
3.38%, 03/27/50	9,000	6,374
NNN REIT, Inc.
4.00%, 11/15/25	22,000	21,935
Norfolk Southern Corp.
3.95%, 10/01/42	22,000	17,962
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (g)	64,000	44,237
NOV, Inc.
3.60%, 12/01/29	35,000	33,575
Novant Health, Inc.
3.32%, 11/01/61	26,000	16,483
Novartis Capital Corp.
2.20%, 08/14/30	39,000	35,515
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43	133,000	132,952
5.40%, 06/21/34	186,000	188,801

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	59

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Occidental Petroleum Corp.
6.13%, 01/01/31	$90,000	$93,323
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	25,000	23,720
ONEOK, Inc.
4.35%, 03/15/29	22,000	21,838
6.10%, 11/15/32	75,000	79,299
6.63%, 09/01/53	62,000	64,469
Oracle Corp.
2.30%, 03/25/28	17,000	16,140
2.65%, 07/15/26	27,000	26,510
2.95%, 04/01/30	39,000	36,397
3.60%, 04/01/50	25,000	17,472
3.95%, 03/25/51	15,000	11,067
4.00%, 07/15/46 - 11/15/47	32,000	24,568
4.10%, 03/25/61	34,000	24,529
5.55%, 02/06/53	22,000	20,661
6.15%, 11/09/29	29,000	30,944
6.90%, 11/09/52	22,000	24,463
Otis Worldwide Corp.
2.57%, 02/15/30	14,000	12,913
3.36%, 02/15/50	17,000	11,761
Owens Corning
3.88%, 06/01/30	100,000	96,605
5.70%, 06/15/34	80,000	83,074
5.95%, 06/15/54	23,000	23,228
Pacific Gas & Electric Co.
2.10%, 08/01/27	33,000	31,268
2.50%, 02/01/31	57,000	49,478
3.00%, 06/15/28	153,000	145,371
3.30%, 08/01/40	57,000	40,852
3.50%, 08/01/50	23,000	14,734
4.30%, 03/15/45	38,000	28,729
PacifiCorp
2.70%, 09/15/30	26,000	23,747
2.90%, 06/15/52	58,000	34,458
Packaging Corp. of America
3.05%, 10/01/51	35,000	22,041
Paramount Global
3.70%, 06/01/28 (a)	9,000	8,747
Parker-Hannifin Corp.
3.25%, 06/14/29	20,000	19,208
4.50%, 09/15/29	34,000	34,336
Patterson-UTI Energy, Inc.
7.15%, 10/01/33	43,000	44,025
Paychex, Inc.
5.10%, 04/15/30	90,000	92,159
5.60%, 04/15/35	70,000	72,350
PayPal Holdings, Inc.
2.65%, 10/01/26	36,000	35,353
3.25%, 06/01/50	18,000	12,245
PepsiCo, Inc.
1.63%, 05/01/30	21,000	18,631
2.63%, 07/29/29	30,000	28,353
2.75%, 10/21/51	61,000	38,049
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33	46,000	45,919
5.30%, 05/19/53	18,000	16,992
5.34%, 05/19/63	31,000	28,765
	Principal Amount	Fair Value
Pfizer, Inc.
2.70%, 05/28/50	$54,000	$33,506
3.90%, 03/15/39	14,000	12,209
4.13%, 12/15/46	12,000	9,855
4.40%, 05/15/44	3,000	2,626
Philip Morris International, Inc.
2.10%, 05/01/30	9,000	8,106
3.38%, 08/15/29	16,000	15,437
4.13%, 03/04/43	8,000	6,685
5.13%, 02/15/30	67,000	68,940
5.25%, 02/13/34	122,000	124,394
5.63%, 11/17/29	36,000	37,798
Phillips 66 Co.
2.15%, 12/15/30	128,000	112,764
3.15%, 12/15/29	63,000	59,715
4.68%, 02/15/45	15,000	12,588
Pilgrim's Pride Corp.
6.25%, 07/01/33	12,000	12,690
6.88%, 05/15/34	47,000	51,591
Pioneer Natural Resources Co.
1.13%, 01/15/26	45,000	44,203
2.15%, 01/15/31	94,000	83,481
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	25,000	23,890
PPL Capital Funding, Inc.
3.10%, 05/15/26	34,000	33,589
Precision Castparts Corp.
4.38%, 06/15/45	16,000	13,602
Progressive Corp.
3.00%, 03/15/32	44,000	40,148
3.70%, 03/15/52	13,000	9,689
Prologis LP
3.05%, 03/01/50	12,000	7,832
3.25%, 06/30/26	9,000	8,908
5.00%, 03/15/34	25,000	25,055
5.25%, 03/15/54	17,000	15,958
Prudential Financial, Inc.
3.94%, 12/07/49	25,000	19,126
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (b)	20,000	20,233
Public Service Co. of Colorado
3.70%, 06/15/28	25,000	24,704
Public Storage Operating Co.
5.35%, 08/01/53	21,000	20,154
PVH Corp.
4.63%, 07/10/25	70,000	70,006
QUALCOMM, Inc.
4.50%, 05/20/52	50,000	42,302
Quest Diagnostics, Inc.
2.95%, 06/30/30	7,000	6,513
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	47,000	40,826
Regions Financial Corp.
1.80%, 08/12/28	108,000	99,805

See Notes to Schedules of Investments and Notes to Financial Statements.
60	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (b)	$355,000	$366,679
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	55,000	56,561
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	66,000	40,090
Rio Tinto Finance USA PLC
5.25%, 03/14/35	30,000	30,515
5.75%, 03/14/55	45,000	45,084
5.88%, 03/14/65	40,000	40,215
Rockwell Automation, Inc.
2.80%, 08/15/61	12,000	6,966
4.20%, 03/01/49	18,000	14,826
Rogers Communications, Inc.
5.00%, 03/15/44	2,000	1,780
Ross Stores, Inc.
4.70%, 04/15/27	6,000	6,008
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (g)	237,000	238,465
Royalty Pharma PLC
1.75%, 09/02/27	21,000	19,885
2.20%, 09/02/30	5,000	4,429
3.30%, 09/02/40	3,000	2,258
5.40%, 09/02/34	31,000	31,407
RTX Corp.
1.90%, 09/01/31	56,000	47,920
2.82%, 09/01/51	57,000	35,131
3.13%, 05/04/27	35,000	34,329
3.50%, 03/15/27	15,000	14,822
3.95%, 08/16/25	11,000	10,984
4.15%, 05/15/45	14,000	11,481
4.45%, 11/16/38	11,000	10,142
6.10%, 03/15/34	62,000	67,004
6.40%, 03/15/54	44,000	48,180
Salesforce, Inc.
1.95%, 07/15/31	32,000	28,051
2.70%, 07/15/41	43,000	30,899
Schlumberger Holdings Corp.
3.90%, 05/17/28 (g)	19,000	18,798
5.00%, 06/01/34 (g)	198,000	195,592
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (b)	76,000	73,174
Shell Finance U.S., Inc.
2.38%, 11/07/29	77,000	71,618
3.25%, 04/06/50	23,000	15,751
Siemens Funding BV
5.80%, 05/28/55 (g)	200,000	206,160
Simon Property Group LP
3.38%, 06/15/27	12,000	11,818
SK Hynix, Inc.
5.50%, 01/16/29 (g)	200,000	205,590
Smith & Nephew PLC
5.40%, 03/20/34	33,000	33,495
Sonoco Products Co.
5.00%, 09/01/34	103,000	100,235
	Principal Amount	Fair Value
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (g)	$176,000	$174,069
Southern California Edison Co.
4.00%, 04/01/47	54,000	38,808
4.20%, 03/01/29	39,000	38,182
5.65%, 10/01/28	249,000	255,061
Southern Co.
3.70%, 04/30/30	73,000	70,627
Southwest Airlines Co.
2.63%, 02/10/30	35,000	31,903
Southwestern Electric Power Co.
2.75%, 10/01/26	21,000	20,555
Starbucks Corp.
4.00%, 11/15/28	7,000	6,949
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	81,000	72,753
Stryker Corp.
1.95%, 06/15/30	54,000	48,174
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43	95,000	101,281
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (g)	484,000	467,225
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (b)(g)	250,000	242,767
Synopsys, Inc.
4.85%, 04/01/30	115,000	116,621
5.15%, 04/01/35	70,000	70,566
5.70%, 04/01/55	65,000	64,599
Sysco Corp.
5.95%, 04/01/30	2,000	2,117
6.60%, 04/01/50	3,000	3,249
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	200,000	179,062
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	122,000	120,803
4.00%, 04/14/32	25,000	23,689
Tampa Electric Co.
2.40%, 03/15/31	57,000	51,090
3.45%, 03/15/51	35,000	24,094
4.35%, 05/15/44	38,000	31,861
Tanger Properties LP
2.75%, 09/01/31	115,000	100,885
Tapestry, Inc.
3.05%, 03/15/32	50,000	44,567
4.13%, 07/15/27	3,000	2,980
5.10%, 03/11/30	180,000	182,356
5.50%, 03/11/35	110,000	110,410
Targa Resources Corp.
6.50%, 03/30/34	132,000	141,925

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	61

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	$104,000	$104,073
Target Corp.
1.95%, 01/15/27	18,000	17,439
Texas Instruments, Inc.
3.88%, 03/15/39	19,000	16,783
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	34,000	24,379
Time Warner Cable LLC
6.55%, 05/01/37	10,000	10,331
T-Mobile USA, Inc.
3.50%, 04/15/31	178,000	167,227
3.75%, 04/15/27	69,000	68,304
4.50%, 04/15/50	13,000	10,740
4.80%, 07/15/28	168,000	170,288
5.50%, 01/15/55	33,000	31,295
Toronto-Dominion Bank
3.20%, 03/10/32	120,000	109,170
4.46%, 06/08/32	54,000	52,988
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (b)	21,000	20,760
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (b)	233,000	238,872
TotalEnergies Capital International SA
2.83%, 01/10/30	224,000	212,206
Tractor Supply Co.
5.25%, 05/15/33	44,000	44,855
TransCanada PipeLines Ltd.
4.25%, 05/15/28	30,000	29,907
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	14,000	13,869
Travelers Cos., Inc.
2.55%, 04/27/50	65,000	38,838
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/25 (b)	109,000	109,429
TSMC Arizona Corp.
4.13%, 04/22/29	200,000	199,006
Tyson Foods, Inc.
5.40%, 03/15/29	46,000	47,415
5.70%, 03/15/34	52,000	53,804
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (b)	121,000	119,492
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (b)	180,000	186,934
	Principal Amount	Fair Value
UDR, Inc.
2.10%, 08/01/32	$30,000	$24,838
3.00%, 08/15/31	17,000	15,487
Union Pacific Corp.
3.55%, 05/20/61	30,000	20,059
3.60%, 09/15/37	6,000	5,213
3.80%, 04/06/71	16,000	10,955
4.10%, 09/15/67	12,000	8,838
UnitedHealth Group, Inc.
2.00%, 05/15/30	38,000	34,004
4.20%, 05/15/32	38,000	36,770
4.45%, 12/15/48	25,000	20,697
4.75%, 05/15/52	39,000	33,253
5.05%, 04/15/53	31,000	27,661
5.20%, 04/15/63	51,000	45,380
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	120,000	118,846
Vale Overseas Ltd.
6.13%, 06/12/33	97,000	101,652
6.40%, 06/28/54	60,000	59,057
Ventas Realty LP
3.25%, 10/15/26	19,000	18,712
5.63%, 07/01/34	47,000	48,398
Verisk Analytics, Inc.
5.25%, 06/05/34	99,000	100,999
Verizon Communications, Inc.
2.36%, 03/15/32	71,000	61,183
2.55%, 03/21/31	113,000	101,367
3.40%, 03/22/41	35,000	26,987
3.55%, 03/22/51	25,000	17,883
3.70%, 03/22/61	20,000	13,790
4.40%, 11/01/34	73,000	69,311
4.86%, 08/21/46	58,000	51,781
5.40%, 07/02/37 (g)	93,290	93,827
Viatris, Inc.
4.00%, 06/22/50	25,000	16,656
Virginia Electric & Power Co.
4.00%, 11/15/46	33,000	25,561
Vistra Operations Co. LLC
6.00%, 04/15/34 (g)	50,000	51,944
Viterra Finance BV
2.00%, 04/21/26 (g)	373,000	364,369
Vontier Corp.
2.40%, 04/01/28	61,000	57,523
2.95%, 04/01/31	47,000	42,065
Vornado Realty LP
2.15%, 06/01/26	69,000	67,029
Walmart, Inc.
1.80%, 09/22/31	30,000	26,134
2.50%, 09/22/41	34,000	23,980
2.65%, 09/22/51	17,000	10,613
Walt Disney Co.
2.65%, 01/13/31	39,000	35,950
3.38%, 11/15/26	3,000	2,973
3.60%, 01/13/51	25,000	18,455
6.65%, 11/15/37	25,000	28,607
Warnermedia Holdings, Inc.
3.76%, 03/15/27	135,000	127,547
4.28%, 03/15/32	104,000	87,113
5.05%, 03/15/42	15,000	8,855
5.14%, 03/15/52	3,000	1,850

See Notes to Schedules of Investments and Notes to Financial Statements.
62	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co.
4.15%, 01/24/29	$45,000	$44,859
4.75%, 12/07/46	45,000	38,530
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (b)	108,000	104,079
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (b)	54,000	40,824
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (b)	160,000	158,072
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (b)	89,000	91,299
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (b)	64,000	65,653
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (b)	75,000	81,985
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (b)	30,000	28,989
Williams Cos., Inc.
4.85%, 03/01/48	13,000	11,260
4.90%, 01/15/45	32,000	28,098
5.30%, 08/15/52	22,000	20,096
Willis North America, Inc.
3.88%, 09/15/49	25,000	18,447
Workday, Inc.
3.50%, 04/01/27	44,000	43,446
3.70%, 04/01/29	88,000	85,974
Zoetis, Inc.
3.90%, 08/20/28	14,000	13,897
5.60%, 11/16/32	85,000	89,757
		41,639,625
Non-Agency Collateralized Mortgage Obligations - 6.2%
Bank
3.18%, 09/15/60 (a)	2,398,000	2,333,794
4.41%, 11/15/61 (a)(b)	1,001,000	998,302
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	428,429
	Principal Amount	Fair Value
CD Mortgage Trust
2.91%, 08/15/57 (a)	$839,000	$777,793
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	317,655
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	181,763	170,007
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,419,731
3.05%, 11/10/52 (a)	743,000	695,718
4.14%, 03/10/51 (a)(b)	291,000	277,789
4.54%, 11/10/48 (a)(b)	380,000	302,263
Impac CMB Trust 1 mo. Term SOFR + 0.83%
5.15%, 10/25/34 (a)(b)	6,576	6,428
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (b)	250,000	114,888
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	1,548	32
Morgan Stanley Bank of America Merrill Lynch Trust
0.29%, 03/15/48 (b)(c)	8,012	7
		7,842,836
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(h)	200,000	203,253
Total Bonds and Notes (Cost $128,404,405)		122,758,265
Total Investments in Securities (Cost $128,404,405)		122,758,265
	Number of Shares
Short-Term Investment - 18.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (i)(j) (Cost $23,373,982)	23,373,982	23,373,982
Total Investments (Cost $151,778,387)		146,132,247
Liabilities in Excess of Other Assets, net - (16.2)%		(20,334,317)
NET ASSETS - 100.0%		$125,797,930

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	63

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$14,500	1.00%/ Quarterly	06/20/30	$(318,803)	$(233,269)	$(85,534)
The Fund had the following long futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2025	8	$927,265	$952,879	$25,614
U.S. Long Bond Futures	September 2025	2	225,058	230,938	5,880
5 Yr. U.S. Treasury Notes Futures	September 2025	319	34,392,922	34,771,000	378,078
10 Yr. U.S. Treasury Notes Futures	September 2025	16	1,770,801	1,794,000	23,199
					$432,771
The Fund had the following short futures contracts open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	September 2025	9	$(1,010,937)	$(1,028,391)	$(17,454)
2 Yr. U.S. Treasury Notes Futures	September 2025	26	(5,388,112)	(5,408,610)	(20,498)
					$(37,952)
During the period ended June 30, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$33,003,114	$2,374,000	$11,585,714
Notes to Schedule of Investments – June 30, 2025(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $6,702,778 or 5.33% of the net assets of the Elfun Income Fund.
(h)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$35,045,771	$—	$35,045,771
Agency Mortgage Backed	—	36,821,111	—	36,821,111
Agency Collateralized Mortgage Obligations	—	1,176,011	—	1,176,011
Asset Backed	—	29,658	—	29,658
Corporate Notes	—	41,639,625	—	41,639,625
Non-Agency Collateralized Mortgage Obligations	—	7,842,836	—	7,842,836
Municipal Bonds and Notes	—	203,253	—	203,253
Short-Term Investment	23,373,982	—	—	23,373,982
Total Investments in Securities	$23,373,982	$122,758,265	$—	$146,132,247
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(85,534)	$—	$(85,534)
Long Futures Contracts - Unrealized Appreciation	432,771	—	—	432,771
Short Futures Contracts - Unrealized Depreciation	(37,952)	—	—	(37,952)
Total Other Financial Instruments	$394,819	$(85,534)	$—	$309,285

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,337,938	$25,337,938	$12,087,128	$14,051,084	$—	$—	23,373,982	$23,373,982	$528,963
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	65

Elfun Government Money Market Fund
Schedule of Investments — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Short-Term Investments - 102.7% †
U.S. Treasuries - 50.5%
U.S. Treasury Bills
3.80% 10/02/25 (a)	$630,000	$623,507
4.05% 10/23/25 (a)	1,100,000	1,085,893
4.06% 10/16/25 (a)	2,160,000	2,133,935
4.06% 10/30/25 (a)	1,370,000	1,351,296
4.08% 10/09/25 (a)	260,000	257,053
4.09% 11/06/25 (a)	2,910,000	2,867,562
4.10% 09/18/25 - 01/02/26 (a)	6,260,000	6,154,482
4.10% 09/25/25 (a)	1,467,000	1,452,648
4.11% 11/13/25 - 12/26/25 (a)	2,240,000	2,198,180
4.13% 07/10/25 (a)	1,340,000	1,338,621
4.14% 07/03/25 - 09/04/25 (a)	2,780,000	2,766,327
4.14% 11/20/25 (a)	1,070,000	1,052,530
4.14% 12/11/25 (a)	2,080,000	2,040,949
4.15% 11/28/25 - 12/18/25 (a)	7,130,000	6,999,517
4.17% 07/24/25 (a)	1,920,000	1,914,871
4.17% 08/14/25 (a)	2,700,000	2,686,064
4.18% 07/17/25 - 08/28/25 (a)	1,646,000	1,637,660
4.19% 09/02/25 (a)	1,800,000	1,786,800
4.20% 07/29/25 - 08/05/25 (a)	2,070,000	2,062,380
4.20% 08/12/25 (a)	4,290,000	4,268,917
4.20% 08/21/25 (a)	2,230,000	2,216,633
4.21% 10/28/25 (a)(b)	80,000	78,887
4.22% 10/14/25 (a)	580,000	572,861
4.23% 08/19/25 (a)	1,584,000	1,574,770
4.24% 10/21/25 (a)	770,000	759,855
4.25% 09/11/25 (a)	70,000	69,405
4.25% 09/16/25 (a)	1,450,000	1,436,839
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.10%
4.38% 01/31/27 (c)	990,000	989,917
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.15%
4.43% 04/30/26 (c)	1,100,000	1,099,988
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.16%
4.44% 04/30/27 (c)	800,000	800,002
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.17%
4.41% 10/31/25 (c)	430,000	429,886
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.18%
4.46% 07/31/26 (c)	2,080,000	2,078,349
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.21%
4.49% 10/31/26 (c)	2,100,000	2,100,609
	Principal Amount	Fair Value
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.25%
4.53% 01/31/26 (c)	$634,000	$634,032
U.S. Treasury Notes
4.02% 04/30/26	1,273,000	1,238,508
4.02% 04/30/26	390,000	392,559
4.10% 03/31/26	1,034,000	1,008,583
4.10% 03/31/26	510,000	511,322
4.18% 05/15/26	360,000	358,276
4.19% 12/31/25	350,000	350,086
4.20% 12/31/25	50,000	49,069
4.21% 05/15/26	80,000	78,254
4.25% 02/28/26	370,000	370,871
4.29% 08/15/25	2,142,000	2,136,049
4.29% 02/28/26	130,000	126,834
4.30% 09/30/25	557,000	551,521
4.30% 09/30/25	100,000	100,168
4.31% 10/31/25	110,000	108,553
4.33% 10/31/25	100,000	100,216
4.34% 11/30/25	112,000	112,238
4.44% 07/31/25	1,413,000	1,408,262
4.44% 07/31/25	210,000	210,049
5.02% 07/15/25	340,000	339,746
		71,072,389
U.S. Government Agency Obligations - 12.0%
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.05%
4.38% 09/17/26 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.18%
4.51% 11/02/26 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.07%
4.46% 12/07/26 - 04/01/27 (c)	324,000	324,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.08%
4.47% 11/16/26 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.09%
4.48% 05/15/26 (c)	200,000	200,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.10%
4.49% 04/01/26 - 06/23/27 (c)	1,600,000	1,600,000
4.49% 02/12/27 (c)	200,000	200,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.11%
4.50% 03/18/26 (c)	300,000	299,981
Federal Farm Credit Banks Funding Corp. SOFR + 0.12%
4.51% 01/27/26 (c)	385,000	385,000

See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.51% 04/08/26 (c)	$20,000	$20,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.13%
4.52% 07/09/26 - 09/08/26 (c)	600,000	600,000
4.52% 02/03/27 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.14%
4.53% 03/04/26 - 01/08/27 (c)	600,000	600,315
4.53% 09/04/26 - 11/25/26 (c)	774,000	774,000
Federal Home Loan Bank Discount Notes
4.11% 08/04/25 - 08/05/25 (a)	300,000	298,825
4.11% 11/21/25 - 11/28/25 (a)	1,000,000	983,141
4.16% 11/26/25 (a)	100,000	98,288
Federal Home Loan Banks
4.39% 01/09/26	800,000	799,759
Federal Home Loan Banks SOFR + 0.04%
4.43% 04/24/26 (c)	1,000,000	1,000,000
4.43% 05/14/26 (c)	100,000	100,000
Federal Home Loan Banks SOFR + 0.09%
4.48% 08/15/25 (c)	430,000	430,000
Federal Home Loan Banks SOFR + 0.10%
4.49% 03/19/26 (c)	100,000	100,000
Federal Home Loan Banks SOFR + 0.11%
4.50% 04/10/26 - 04/15/26 (c)	600,000	600,000
Federal Home Loan Banks SOFR + 0.13%
4.52% 02/09/26 - 02/13/26 (c)	450,000	450,000
Federal Home Loan Banks SOFR + 0.14%
4.53% 01/19/27 - 01/21/27 (c)	300,000	300,000
Federal Home Loan Banks SOFR + 0.16%
4.55% 07/14/25 (c)	645,000	645,021
Federal Home Loan Mortgage Corp. SOFR + 0.09%
4.48% 01/26/26 (c)	700,000	700,246
Federal Home Loan Mortgage Corp. SOFR + 0.11%
4.50% 03/05/26 - 05/07/26 (c)	800,000	800,000
Federal Home Loan Mortgage Corp. SOFR + 0.12%
4.51% 04/02/26 (c)	400,000	400,011
Federal Home Loan Mortgage Corp. SOFR + 0.14%
4.53% 09/04/26 - 10/16/26 (c)	1,500,000	1,500,050
	Principal Amount	Fair Value
Federal National Mortgage Association SOFR + 0.12%
4.51% 07/29/26 (c)	$500,000	$500,080
Federal National Mortgage Association SOFR + 0.14%
4.53% 08/21/26 (c)	600,000	600,000
4.53% 09/11/26 - 12/11/26 (c)	1,200,000	1,200,260
		16,908,977
Repurchase Agreements - 40.2%
BNP Paribas Securities Corp. U.S. Treasury Repo 4.4% dated 06/30/25, to be repurchased $10,000,000 on 07/01/2025 Collateralized by $3, a U.S. Treasury Strip 0.000%, Maturing on 02/15/2036 and Collateralized by $10,199,997, U.S. Government Obligations 1.500% to 6.616%, Maturing from 10/01/2029 - 04/15/2058 07/01/25	10,000,000	10,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 4.39% dated 06/30/25, to be repurchased $10,000,000 on 07/01/2025 Collateralized by $195,706, Federal Farm Credit Banks 4.595%, Maturing on 05/03/2027, Collateralized by $9,684, Federal Home Loan Banks 1.625%, Maturing on 03/12/2027 and Collateralized by $9,999,733, U.S. Government Obligations 4.660%, Maturing on 11/05/2027 07/01/25	10,000,000	10,000,000
Goldman Sachs & Co. U.S. Treasury Repo 4.4% dated 06/30/25, to be repurchased $10,000,000 on 07/01/2025 Collateralized by $10,200,000, U.S. Government Obligations 2.500% to 6.000%, Maturing from 02/20/2034 - 05/15/2057 07/01/25	10,000,000	10,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	67

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
JP Morgan Securities, Inc. U.S. Treasury Repo 4.39% dated 06/30/25, to be repurchased $5,000,000 on 07/01/2025 Collateralized by $10,534, a U.S. Treasury Note 0.500%, Maturing on 05/31/2027 and Collateralized by $5,089,467, a U.S. Treasury Strip 0.000%, Maturing on 02/15/2026 07/01/25	$5,000,000	$5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 4.39% dated 06/30/25, to be repurchased $6,549,000 on 07/01/2025 Collateralized by $106, a U.S. Treasury Bond 6.750%, Maturing on 08/15/2026 and Collateralized by $6,679,874, U.S. Treasury Strips 0.000%, Maturing from 05/15/2040 - 02/15/2054 07/01/25	6,549,000	6,549,000
Mitsubishi UFJ U.S. Treasury Repo 4.4% dated 06/30/25, to be repurchased $5,000,000 on 07/01/2025 Collateralized by $5,094,251, U.S. Government Obligations 1.500% to 6.500%, Maturing from 12/01/2027 - 06/01/2054, Collateralized by $304, U.S. Treasury Bonds 1.250% to 4.750%, Maturing from 08/15/2042 - 05/15/2055 and Collateralized by $5,450, U.S. Treasury Notes 1.375% to 3.750%, Maturing from 08/31/2026 - 05/15/2032 07/01/25	5,000,000	5,000,000
	Principal Amount	Fair Value
Standard Chartered U.S. Treasury Repo 4.39% dated 06/30/25, to be repurchased $10,000,000 on 07/01/2025 Collateralized by $8,347, a U.S. Treasury Inflation Index Note 0.125%, Maturing on 01/15/2030, Collateralized by $8,147,223, U.S. Government Obligations 3.500% to 7.000%, Maturing from 08/01/2042 - 09/01/2054, Collateralized by $2,986, U.S. Treasury Bills 0.000%, Maturing from 08/05/2025 - 08/21/2025, Collateralized by $569,441, U.S. Treasury Bonds 4.625% to 4.750%, Maturing from 11/15/2044 - 05/15/2055 and Collateralized by $1,472,032, U.S. Treasury Notes 0.750% to 4.250%, Maturing from 01/15/2027 - 02/28/2031
07/01/25	$10,000,000	$10,000,000
		56,549,000
Total Short-Term Investments (Cost $144,530,366)		144,530,366
Liabilities in Excess of Other Assets, net - (2.7)%		(3,739,475)
NET ASSETS - 100.0%		$140,790,891
Notes to Schedule of Investments – June 30, 2025(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.

See Notes to Schedules of Investments and Notes to Financial Statements.
68	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of June 30, 2025.
Abbreviations:
SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$71,072,389	$—	$71,072,389
U.S. Government Agency Obligations	—	16,908,977	—	16,908,977
Repurchase Agreements	—	56,549,000	—	56,549,000
Total Investments in Securities	$—	$144,530,366	$—	$144,530,366
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	69

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						1/1/88
Net asset value, beginning of period	$24.01	$24.75	$20.97	$26.73	$26.53	$23.69
Income/(loss) from investment operations:
Net investment income(b)	0.39	0.49	0.46	0.56	0.83	0.29
Net realized and unrealized gains/(losses) on investments	3.38	0.36	3.80	(4.86)	1.57	2.86
Total income/(loss) from investment operations	3.77	0.85	4.26	(4.30)	2.40	3.15
Less distributions from:
Net investment income	—	(0.41)	(0.48)	(0.55)	(0.86)	(0.31)
Net realized gains	—	(1.18)	—	(0.91)	(1.34)	—
Total distributions	—	(1.59)	(0.48)	(1.46)	(2.20)	(0.31)
Net asset value, end of period	$27.78	$24.01	$24.75	$20.97	$26.73	$26.53
Total Return(c)	15.70%	3.39%	20.35%	(16.11)%	9.05%	13.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$191,709	$168,329	$173,754	$153,897	$204,799	$201,200
Ratios to average net assets:
Gross expenses	0.39%(d)	0.38%	0.44%	0.44%	0.37%	0.40%
Net investment income	3.01%(d)	1.88%	1.99%	2.46%	2.93%	1.31%
Portfolio turnover rate	10%	12%	9%	16%	17%	20%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
70	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						5/27/35
Net asset value, beginning of period	$88.20	$76.56	$58.58	$79.73	$71.55	$62.16
Income/(loss) from investment operations:
Net investment income(b)	0.42	0.86	0.80	0.72	0.72	0.64
Net realized and unrealized gains/(losses) on investments	4.06	19.98	19.40	(16.59)	16.72	14.90
Total income/(loss) from investment operations	4.48	20.84	20.20	(15.87)	17.44	15.54
Less distributions from:
Net investment income	—	(0.89)	(0.82)	(0.75)	(0.74)	(0.69)
Net realized gains	—	(8.31)	(1.40)	(4.53)	(8.52)	(5.46)
Total distributions	—	(9.20)	(2.22)	(5.28)	(9.26)	(6.15)
Net asset value, end of period	$92.68	$88.20	$76.56	$58.58	$79.73	$71.55
Total Return(c)	5.08%	27.04%	34.49%	(19.87)%	24.28%	25.07%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,379,883	$4,281,764	$3,636,415	$2,912,901	$3,965,156	$3,419,765
Ratios to average net assets:
Net expenses	0.18%(d)	0.17%	0.18%	0.18%	0.18%	0.18%
Gross expenses	0.18%(d)	0.17%	0.18%	0.18%	0.18%	0.18%
Net investment income	0.98%(d)	0.96%	1.18%	1.03%	0.89%	0.99%
Portfolio turnover rate	13%	25%	22%	29%	26%	25%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	71

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						1/1/88
Net asset value, beginning of period	$20.22	$19.27	$17.02	$21.68	$20.97	$19.54
Income/(loss) from investment operations:
Net investment income(b)	0.19	0.50	0.45	0.35	0.34	0.37
Net realized and unrealized gains/(losses) on investments	1.46	1.74	2.29	(3.67)	2.08	2.02
Total income/(loss) from investment operations	1.65	2.24	2.74	(3.32)	2.42	2.39
Less distributions from:
Net investment income	—	(0.60)	(0.41)	(0.42)	(0.42)	(0.38)
Net realized gains	—	(0.69)	(0.08)	(0.92)	(1.29)	(0.58)
Total distributions	—	(1.29)	(0.49)	(1.34)	(1.71)	(0.96)
Net asset value, end of period	$21.87	$20.22	$19.27	$17.02	$21.68	$20.97
Total Return(c)	8.16%	11.58%	16.13%	(15.31)%	11.56%	12.23%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$184,620	$177,562	$176,538	$166,006	$211,716	$205,144
Ratios to average net assets:
Net expenses	0.33%(d)	0.32%	0.32%	0.33%	0.30%	0.31%
Gross expenses	0.35%(d)	0.33%	0.34%	0.34%	0.30%	0.31%
Net investment income	1.89%(d)	2.44%	2.47%	1.83%	1.53%	1.88%
Portfolio turnover rate	24%(e)	27%(e)	45%(e)	49%(e)	41%(e)	56%(e)
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/25 and fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 70%, 96%, 125%, 116%, 90% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
72	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						1/1/80
Net asset value, beginning of period	$9.98	$10.26	$10.13	$11.47	$11.67	$11.54
Income/(loss) from investment operations:
Net investment income(b)	0.18	0.37	0.34	0.31	0.31	0.37
Net realized and unrealized gains/(losses) on investments	(0.31)	(0.25)	0.18	(1.28)	(0.14)	0.17
Total income/(loss) from investment operations	(0.13)	0.12	0.52	(0.97)	0.17	0.54
Contribution from affiliate	—	—	0.00(c)	—	—	—
Less distributions from:
Net investment income	(0.20)	(0.40)	(0.39)	(0.37)	(0.37)	(0.41)
Net asset value, end of period	$9.65	$9.98	$10.26	$10.13	$11.47	$11.67
Total Return(d)	(1.35)%	1.18%	5.31%	(8.44)%	1.44%	4.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$842,280	$899,092	$1,009,908	$1,047,236	$1,250,501	$1,341,617
Ratios to average net assets:
Gross expenses	0.22%(e)	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income	3.77%(e)	3.63%	3.37%	2.96%	2.65%	3.24%
Portfolio turnover rate	14%	40%	79%	43%	42%	41%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	73

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						12/31/84
Net asset value, beginning of period	$9.49	$9.85	$9.68	$11.67	$12.25	$11.74
Income/(loss) from investment operations:
Net investment income(b)	0.18	0.37	0.34	0.25	0.24	0.29
Net realized and unrealized gains/(losses) on investments	0.22	(0.35)	0.19	(1.80)	(0.38)	0.63
Total income/(loss) from investment operations	0.40	0.02	0.53	(1.55)	(0.14)	0.92
Less distributions from:
Net investment income	(0.19)	(0.38)	(0.36)	(0.27)	(0.27)	(0.34)
Net realized gains	—	—	—	(0.17)	(0.17)	(0.07)
Total distributions	(0.19)	(0.38)	(0.36)	(0.44)	(0.44)	(0.41)
Net asset value, end of period	$9.70	$9.49	$9.85	$9.68	$11.67	$12.25
Total Return(c)	4.23%	0.26%	5.78%	(13.47)%	(1.19)%	8.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$125,798	$134,034	$146,043	$160,286	$218,824	$244,329
Ratios to average net assets:
Net expenses	0.38%(d)	0.35%	0.33%	0.32%	0.29%	0.27%
Gross expenses	0.39%(d)	0.36%	0.34%	0.32%	0.29%	0.27%
Net investment income	3.84%(d)	3.85%	3.51%	2.41%	2.03%	2.44%
Portfolio turnover rate	10%(e)	48%(e)	53%(e)	40%(e)	71%(e)	108%(e)
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/25 and fiscal years ended 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 115%, 233%, 268%, 187%, and 184%, respectively.
The accompanying Notes are an integral part of these financial statements.
74	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/25(a)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date						6/13/90
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(loss) from investment operations:
Net investment income(b)	0.02	0.05	0.05	0.01	—	0.00(c)
Total income from investment operations	0.02	0.05	0.05	0.01	—	0.00(c)
Less distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.01)	—	(0.00)(c)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(d)	2.05%	5.09%	4.89%	1.45%	—%	0.32%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$140,791	$142,196	$147,062	$159,127	$142,430	$153,251
Ratios to average net assets:
Net expenses	0.29%(e)	0.26%	0.26%	0.24%	0.09%	0.19%
Gross expenses	0.29%(e)	0.26%	0.26%	0.27%	0.26%	0.25%
Net investment income	4.07%(e)	4.97%	4.77%	1.50%	—%	0.30%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	75

Elfun Funds
Statements of Assets and Liabilities — June 30, 2025 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in unaffiliated securities, at fair value (cost $118,021,747; $1,759,574,373; $111,464,714; $855,614,302; $128,404,405 and $0, respectively)	$186,221,046	$4,300,023,955
Short-term investments, at fair value (cost $0; $0; $0; $0; $0 and $87,981,366, respectively)	—	—
Investments in affiliated securities, at fair value (cost $1,280,149; $79,701,621; $47,009,842; $3,019,356; $23,373,982 and $0, respectively)	1,280,149	79,701,621
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	154,272	—
Net cash collateral on deposit with broker for swap contracts and TBAs	—	—
Foreign currency (cost $0, $0, $32,613, $0, $0 and $0, respectively)	—	—
Receivable for investments sold	4,564,567	—
Income receivables	500,686	1,278,565
Receivable for fund shares sold	628	42,597
Income receivable from affiliated investments	5,708	283,528
Receivable for accumulated variation margin on futures contracts	2,385	—
Total assets	192,729,441	4,381,330,266
Liabilities
Distribution payable to shareholders	—	—
Foreign currency overdraft payable, at value	417,000	—
Net cash collateral on futures contracts due to broker	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	394,980	467,012
Payable for accumulated variation margin on swap contracts	—	—
Payable to the Adviser	32,780	467,463
Payable for custody, fund accounting and sub-administration fees	32,439	263,843
Accrued other expenses	143,603	248,957
Total liabilities	1,020,802	1,447,275

Net Assets	$191,708,639	$4,379,882,991
Net Assets Consist of:
Capital paid in	$119,307,610	$1,614,023,507
Total distributable earnings (loss)	72,401,029	2,765,859,484
Net Assets	$191,708,639	$4,379,882,991
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	6,902,107	47,257,255
Net asset value, offering and redemption price per share	$27.78	$92.68
The accompanying Notes are an integral part of these financial statements.
76	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$144,750,805	$832,499,012	$122,758,265	$—
—	—	—	87,981,366
56,423,366	3,019,356	23,373,982	—
—	—	—	56,549,000
2,038	—	2,150	833
—	—	—	—
94,171	—	362,359	—
39,927	—	—	—
960,188	—	478,466	499,091
635,866	11,384,397	885,498	—
703	23,356	100	125,604
70,170	15,436	80,654	224,811
238,313	—	395,629	—
203,215,547	846,941,557	148,337,103	145,380,705

—	826,076	97,785	27,364
—	—	—	—
448,879	—	625,689	—
17,868,683	3,373,653	21,382,738	4,379,780
53,120	175,792	5,359	81,974
95,856	—	323,234	—
21,987	110,705	16,228	11,347
37,407	62,734	21,450	32,399
69,618	113,095	66,690	56,950
18,595,550	4,662,055	22,539,173	4,589,814

$184,619,997	$842,279,502	$125,797,930	$140,790,891

$136,680,239	$991,699,981	$156,845,726	$140,789,853
47,939,758	(149,420,479)	(31,047,796)	1,038
$184,619,997	$842,279,502	$125,797,930	$140,790,891
8,441,781	87,277,924	12,973,290	140,789,833
$21.87	$9.65	$9.70	$1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	77

Elfun Funds
Statements of Operations — For the period ended June 30, 2025 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$3,217,219	$22,205,633
Interest	1,240	—
Income from affiliated investments	72,261	1,513,997
Less: Foreign taxes withheld	(241,796)	—
Total income	3,048,924	23,719,630
Expenses
Advisory and administration fees	188,512	2,879,243
Blue Sky fees	23,056	30,298
Transfer agent fees	56,984	279,824
Trustees' fees	9,871	18,725
Custody, fund accounting and sub-administration fees	32,113	266,854
Professional fees	19,054	25,572
Printing and shareholder reports	5,773	33,144
Registration fees	—	2,416
Other expenses	13,614	91,795
Total expenses before waivers	348,977	3,627,871
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	348,977	3,627,871
Net investment income	$2,699,947	$20,091,759
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$4,126,070	$131,313,517
Affiliated investments	—	—
Futures	66,955	—
Swap contracts	—	—
Foreign currency transactions	24,585	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	19,294,745	56,870,717
Affiliated investments	—	—
Futures	72	—
Swap contracts	—	—
Foreign currency translations	41,467	—
Net realized and unrealized gain (loss) on investments	23,553,894	188,184,234
Net Increase in Net Assets Resulting from Operations	$26,253,841	$208,275,993
The accompanying Notes are an integral part of these financial statements.
78	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$492,114	$—	$—	$684
1,071,904	17,044,919	2,172,757	3,059,418
400,914	109,863	528,963	—
(103)	—	—	—
1,964,829	17,154,782	2,701,720	3,060,102

150,456	688,254	108,898	69,743
22,565	27,033	21,810	29,121
48,886	103,216	51,654	36,881
9,879	11,277	9,790	9,740
34,288	66,075	19,440	31,659
23,280	19,732	19,611	13,676
4,866	13,229	5,135	4,418
—	505	—	—
12,098	25,568	11,615	7,597
306,318	954,889	247,953	202,835
(14,692)	—	(7,623)	—
291,626	954,889	240,330	202,835
$1,673,203	$16,199,893	$2,461,390	$2,857,267

$3,043,848	$(4,002,275)	$(1,336,094)	$418
2,485,674	—	—	—
(173,527)	—	(359,656)	—
(14,960)	—	(39,401)	—
—	—	—	—

1,718,845	(24,108,939)	3,928,724	—
4,936,663	—	—	—
395,919	—	791,865	—
(17,713)	—	(57,987)	—
4,812	—	—	—
12,379,561	(28,111,214)	2,927,451	418
$14,052,764	$(11,911,321)	$5,388,841	$2,857,685
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	79

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,699,947	$3,352,357	$20,091,759	$39,810,864
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	4,217,610	6,697,260	131,313,517	419,087,846
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	19,336,284	(3,961,097)	56,870,717	503,622,555
Net increase (decrease) from operations	26,253,841	6,088,520	208,275,993	962,521,265
Distributions to shareholders:
Total distributions	—	(10,557,447)	—	(412,538,777)
Increase (decrease) in assets from operations and distributions	26,253,841	(4,468,927)	208,275,993	549,982,488
Share transactions:
Proceeds from sale of shares	3,991,712	747,754	28,242,353	61,546,234
Value of distributions reinvested	—	9,055,979	2,300	334,638,035
Cost of shares redeemed	(6,866,193)	(10,759,561)	(138,401,935)	(300,817,070)
Net increase (decrease) from share transactions	(2,874,481)	(955,828)	(110,157,282)	95,367,199
Total increase (decrease) in net assets	23,379,360	(5,424,755)	98,118,711	645,349,687
Net Assets
Beginning of period	168,329,279	173,754,034	4,281,764,280	3,636,414,593
End of period	$191,708,639	$168,329,279	$4,379,882,991	$4,281,764,280
Changes in Fund Shares
Shares sold	154,236	29,019	328,214	682,781
Issued for distributions reinvested	—	374,678	26	3,738,550
Shares redeemed	(263,812)	(413,317)	(1,618,471)	(3,370,924)
Net increase (decrease) in fund shares	(109,576)	(9,620)	(1,290,231)	1,050,407
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
80	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024

$1,673,203	$4,375,442	$16,199,893	$34,957,533
5,341,035	7,357,582	(4,002,275)	(690,313)
7,038,526	7,975,763	(24,108,939)	(22,718,200)
14,052,764	19,708,787	(11,911,321)	11,549,020

—	(10,737,322)	(17,429,075)	(37,990,494)
14,052,764	8,971,465	(29,340,396)	(26,441,474)

390,878	2,647,115	7,623,383	21,755,107
—	9,508,613	12,486,888	27,365,381
(7,385,428)	(20,103,531)	(47,582,499)	(133,494,479)
(6,994,550)	(7,947,803)	(27,472,228)	(84,373,991)
7,058,214	1,023,662	(56,812,624)	(110,815,465)

177,561,783	176,538,121	899,092,126	1,009,907,591
$184,619,997	$177,561,783	$842,279,502	$899,092,126

19,057	129,277	778,310	2,152,242
—	467,254	1,274,544	2,714,009
(357,826)	(978,412)	(4,845,982)	(13,224,428)
(338,769)	(381,881)	(2,793,128)	(8,358,177)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	81

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024	Six Months Ended June 30, 2025(a)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,461,390	$5,477,653	$2,857,267	$7,061,428
Net realized gain (loss) on investments, futures and swap contracts	(1,735,151)	(1,609,174)	418	272
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	4,662,602	(3,364,394)	—	—
Net increase (decrease) from operations	5,388,841	504,085	2,857,685	7,061,700
Distributions to shareholders:
Total distributions	(2,550,511)	(5,673,412)	(2,857,266)	(7,061,113)
Increase (decrease) in assets from operations and distributions	2,838,330	(5,169,327)	419	587
Share transactions:
Proceeds from sale of shares	1,806,935	16,020,019	32,899,848	43,556,772
Value of distributions reinvested	2,041,008	4,555,921	2,696,726	6,685,196
Cost of shares redeemed	(14,922,071)	(27,415,988)	(37,001,989)	(55,108,250)
Net increase (decrease) from share transactions	(11,074,128)	(6,840,048)	(1,405,415)	(4,866,282)
Total increase (decrease) in net assets	(8,235,798)	(12,009,375)	(1,404,996)	(4,865,695)
Net Assets
Beginning of period	134,033,728	146,043,103	142,195,887	147,061,582
End of period	$125,797,930	$134,033,728	$140,790,891	$142,195,887
Changes in Fund Shares
Shares sold	188,907	1,657,470	32,899,848	43,556,772
Issued for distributions reinvested	211,687	472,720	2,696,726	6,685,196
Shares redeemed	(1,551,254)	(2,836,208)	(37,001,989)	(55,108,250)
Net increase (decrease) in fund shares	(1,150,660)	(706,018)	(1,405,415)	(4,866,282)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
82	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — June 30, 2025 (Unaudited)
1.Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through a Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
Notes to Financial Statements	83

Elfun Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
84	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Notes to Financial Statements	85

Elfun Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll”. In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $ 56,549,000 and associated collateral equal to $ 57,685,138.
5.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made
86	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended June 30, 2025, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the period ended June 30, 2025, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a
Notes to Financial Statements	87

Elfun Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2025 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$2,385	$—	$2,385
Elfun Diversified Fund
Futures Contracts	$219,645	$—	$—	$18,668	$—	$238,313
Elfun Income Fund
Futures Contracts	$395,629	$—	$—	$—	$—	$395,629

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Swap Contracts	$—	$—	$95,856	$—	$—	$95,856
Elfun Income Fund
Swap Contracts	$—	$—	$323,234	$—	$—	$323,234

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$66,955	$—	$66,955
Elfun Diversified Fund
Futures Contracts	$(155,297)	$—	$—	$(18,230)	$—	$(173,527)
Swap Contracts	—	—	(14,960)	—	—	(14,960)
Elfun Income Fund
Futures Contracts	$(359,656)	$—	$—	$—	$—	$(359,656)
Swap Contracts	—	—	(39,401)	—	—	(39,401)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$72	$—	$72
Elfun Diversified Fund
Futures Contracts	$356,330	$—	$—	$39,589	$—	$395,919
Swap Contracts	—	—	(17,713)	—	—	(17,713)
Elfun Income Fund
Futures Contracts	$791,865	$—	$—	$—	$—	$791,865
Swap Contracts	—	—	(57,987)	—	—	(57,987)
88	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2026 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2026 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2025 were $0.
As of June 30, 2025, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$43,973
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedules of Investments.
Notes to Financial Statements	89

Elfun Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
7.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2025 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$17,222,705	$19,940,241
Elfun Trusts	—	—	526,436,507	650,975,324
Elfun Diversified Fund	12,329,959	3,840,745	24,754,469	35,790,247
Elfun Tax-Exempt Income Fund	—	—	116,503,813	143,122,405
Elfun Income Fund	6,258,292	10,433,655	4,612,385	9,693,858
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$120,549,667	$72,997,716	$6,043,896	$66,953,820
Elfun Trusts	1,848,071,726	2,577,507,194	45,853,344	2,531,653,850
Elfun Diversified Fund	161,217,914	45,696,236	5,529,521	40,166,715
Elfun Tax-Exempt Income Fund	863,922,700	3,204,713	31,609,045	(28,404,332)
Elfun Income Fund	151,793,376	1,742,257	7,094,101	(5,351,844)
Elfun Government Money Market Fund	203,261,366	—	58,731,000	(58,731,000)
10.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
90	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of June 30, 2025.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
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Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
92	Notes to Financial Statements

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2025 (Unaudited)
Trustee Considerations in Approving Continuation of Investment Advisory Agreements1,2
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
___________________________________________
1The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).
2The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
94

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds;
•	Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. With respect to the Fund that operates as a money market mutual fund with a stable net asset value, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through
95

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
extraordinary market conditions.The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Elfun Trusts.The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun International Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods and was above the Benchmark for the 5- and 10-year periods.
Elfun Diversified Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period, was equal to the median of its Performance Group for the 3-year period, and was below the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods.
Elfun Income Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods and was above the Benchmark for the 10-year period.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 5- and 10-year periods and was above the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods.
96

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers.  As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
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Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2025 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
98

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELFUN TAX-EXEMPT INCOME FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 4, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 4, 2025